UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Conservative Allocation Fund
Class A [FTCIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$64	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Conservative Allocation Fund returned 12.16%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income
Franklin Conservative Allocation Fund	PAGE 1	484-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	12.16	4.36	5.50
Class A (with sales charge)	6.00	3.19	4.91
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%
Franklin Conservative Allocation Fund	PAGE 2	484-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	484-ATSR-0226

Franklin Conservative Allocation Fund
Class C [FTCCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$143	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Conservative Allocation Fund returned 11.33%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income
Franklin Conservative Allocation Fund	PAGE 1	584-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	11.33	3.60	4.72
Class C (with sales charge)	10.33	3.60	4.72
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%
Franklin Conservative Allocation Fund	PAGE 2	584-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	584-ATSR-0226

Franklin Conservative Allocation Fund
Class R [FTCRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$90	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Conservative Allocation Fund returned 11.88%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income
Franklin Conservative Allocation Fund	PAGE 1	884-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	11.88	4.11	5.23
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%
Franklin Conservative Allocation Fund	PAGE 2	884-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	884-ATSR-0226

Franklin Conservative Allocation Fund
Class R6 [FTCMX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$32	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Conservative Allocation Fund returned 12.44%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income
Franklin Conservative Allocation Fund	PAGE 1	384-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	12.44	4.70	5.84
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%
Franklin Conservative Allocation Fund	PAGE 2	384-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	384-ATSR-0226

Franklin Conservative Allocation Fund
Advisor Class [FTCZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Conservative Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$37	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Conservative Allocation Fund returned 12.44%. The Fund compares its performance to the Linked Franklin Conservative Allocation Fund  Benchmark-NR†, the MSCI All Country World Index-NR and the Bloomberg Multiverse Index, which returned 13.93%, 22.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
Fund selection in:
↑	U.S. equity
↑	Emerging market equity
↑	International fixed income

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Underweight to International equity
↓	Overweight to U.S. fixed income
Franklin Conservative Allocation Fund	PAGE 1	641-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	12.44	4.63	5.77
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Linked Franklin Conservative Allocation Fund Benchmark-NR†	13.93	3.30	5.67
MSCI All Country World Index-NR	22.34	11.19	11.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Conservative Allocation Fund Benchmark-NR is comprised of 28% S&P 500 Index, 12% MSCI EAFE Index-NR, 40% Bloomberg U.S. Aggregate Index and 20% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 28% S&P 500 Index, 12% MSCI EAFE Index-NR and 60% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 40% MSCI ACWI-NR and 60% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$870,960,541
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$2,115,568
Portfolio Turnover Rate	23.73%
Franklin Conservative Allocation Fund	PAGE 2	641-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Conservative Allocation Fund	PAGE 3	641-ATSR-0226

Franklin Corefolio Allocation Fund
Class A [FTCOX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$41	0.38%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Corefolio Allocation Fund returned 14.27%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed
Franklin Corefolio Allocation Fund	PAGE 1	470-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	14.27	8.56	10.42
Class A (with sales charge)	7.97	7.34	9.79
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%
Franklin Corefolio Allocation Fund	PAGE 2	470-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	470-ATSR-0226

Franklin Corefolio Allocation Fund
Class C [FTCLX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$121	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Corefolio Allocation Fund returned 13.43%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed
Franklin Corefolio Allocation Fund	PAGE 1	570-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	13.43	7.75	9.60
Class C (with sales charge)	12.43	7.75	9.60
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%
Franklin Corefolio Allocation Fund	PAGE 2	570-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	570-ATSR-0226

Franklin Corefolio Allocation Fund
Class R
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$67	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Corefolio Allocation Fund returned 13.97%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed
Franklin Corefolio Allocation Fund	PAGE 1	870-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	13.97	8.29	10.15
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%
Franklin Corefolio Allocation Fund	PAGE 2	870-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	870-ATSR-0226

Franklin Corefolio Allocation Fund
Class R6 [FTLQX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$9	0.08%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Corefolio Allocation Fund returned 14.64%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed
Franklin Corefolio Allocation Fund	PAGE 1	8470-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	14.64	8.92	10.78
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%
Franklin Corefolio Allocation Fund	PAGE 2	8470-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	8470-ATSR-0226

Franklin Corefolio Allocation Fund
Advisor Class [FCAZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Corefolio Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$14	0.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Corefolio Allocation Fund returned 14.54%. The Fund compares its performance to the S&P 500 Index and the MSCI World Index, which returned 17.88% and 21.60% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	An overweight allocation to international stocks and underweight in U.S. equities contributed
↑	A global growth equity fund outperformed and strengthened relative performance

Top detractors from performance:
↓	Selection in U.S. equity weighed on relative returns, driven by underlying growth funds
↓	Selection in international equities also curbed relative results as a value fund underperformed
Franklin Corefolio Allocation Fund	PAGE 1	670-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	14.54	8.83	10.70
Russell 3000 Index	17.15	13.15	14.28
S&P 500 Index	17.88	14.43	14.82
MSCI World Index	21.60	12.66	12.74
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,028,904,708
Total Number of Portfolio Holdings	5
Total Administrative Fee Paid	$298,122
Portfolio Turnover Rate	9.28%
Franklin Corefolio Allocation Fund	PAGE 2	670-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Corefolio Allocation Fund	PAGE 3	670-ATSR-0226

Franklin Global Allocation Fund
Class A [FFALX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$99	0.92%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Global Allocation Fund returned 15.89%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.
Franklin Global Allocation Fund	PAGE 1	481-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	15.89	7.79	7.08
Class A (with sales charge)	9.52	6.57	6.47
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%
Franklin Global Allocation Fund	PAGE 2	481-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	481-ATSR-0226

Franklin Global Allocation Fund
Class C [FFACX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$180	1.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Global Allocation Fund returned 15.07%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.
Franklin Global Allocation Fund	PAGE 1	282-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	15.07	6.99	6.28
Class C (with sales charge)	14.07	6.99	6.28
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%
Franklin Global Allocation Fund	PAGE 2	282-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	282-ATSR-0226

Franklin Global Allocation Fund
Class R [FFARX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$126	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Global Allocation Fund returned 15.63%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.
Franklin Global Allocation Fund	PAGE 1	871-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	15.63	7.53	6.81
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%
Franklin Global Allocation Fund	PAGE 2	871-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	871-ATSR-0226

Franklin Global Allocation Fund
Class R6 [FFAQX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$67	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Global Allocation Fund returned 16.24%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.
Franklin Global Allocation Fund	PAGE 1	8481-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	16.24	8.13	7.43
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%
Franklin Global Allocation Fund	PAGE 2	8481-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	8481-ATSR-0226

Franklin Global Allocation Fund
Advisor Class [FFAAX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Global Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.67%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Global Allocation Fund returned 16.21%. The Fund compares its performance to the MSCI All Country World Index-NR and the Blended Benchmark†, which returned 22.34% and 15.15%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the consumer discretionary, materials and financials sectors led equity contributors to relative results.
↑	Security selection also boosted relative returns in fixed income, with U.K. Gilts and Canadian government bonds strengthening performance.
↑	From an asset class perspective, the Fund’s equity overweight and modest underweight to fixed income lifted relative returns.

Top detractors from performance:
↓	Stock selection in the health care and consumer staples sectors curbed relative results.
↓	In fixed income, selection in mortgage-backed securities weighed on relative returns.
↓	Hedging some investments back to the U.S. dollar (through currency forwards) modestly dampened relative performance.
Use of derivatives and the impact on performance:
The Fund utilized foreign currency contracts for hedging foreign currency exposure, which detracted from performance.
Franklin Global Allocation Fund	PAGE 1	671-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	16.21	8.06	7.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.15	7.26	8.17
†	The Fund’s Blended Benchmark is comprised of 60% MSCI All Country World Index-NR, 30% Bloomberg Multiverse (100% hedged to USD) Index and 10% cash and cash equivalents (as represented by the ICE BofA US 3-Month Treasury Bill Index).
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective February 1, 2021, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$2,848,022,665
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	247
Total Management Fee Paid	$15,544,346
Portfolio Turnover Rate	33.16%
Franklin Global Allocation Fund	PAGE 2	671-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect the Fund’s increased exposure to certain types of alternative strategies including private funds. On November 10, 2025, this disclosure was revised further to include increased exposure to commodity-linked notes.
Disclsoure regarding certain tax risks associated with the Fund’s investments in commodity-linked notes was added.
In addition, on January 31, 2025, Max Gokhman, CFA and Brett S. Goldstein, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Global Allocation Fund	PAGE 3	671-ATSR-0226

Franklin Growth Allocation Fund
Class A [FGTIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$68	0.62%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Growth Allocation Fund returned 17.79%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity
Franklin Growth Allocation Fund	PAGE 1	486-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	17.79	8.99	9.72
Class A (with sales charge)	11.33	7.77	9.10
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%
Franklin Growth Allocation Fund	PAGE 2	486-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	486-ATSR-0226

Franklin Growth Allocation Fund
Class C [FTGTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$149	1.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Growth Allocation Fund returned 16.90%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity
Franklin Growth Allocation Fund	PAGE 1	586-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.90	8.18	8.91
Class C (with sales charge)	15.90	8.18	8.91
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%
Franklin Growth Allocation Fund	PAGE 2	586-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	586-ATSR-0226

Franklin Growth Allocation Fund
Class R [FGTRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$95	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Growth Allocation Fund returned 17.48%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity
Franklin Growth Allocation Fund	PAGE 1	886-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	17.48	8.72	9.45
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%
Franklin Growth Allocation Fund	PAGE 2	886-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	886-ATSR-0226

Franklin Growth Allocation Fund
Class R6 [FTGMX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$33	0.30%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Growth Allocation Fund returned 18.18%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity
Franklin Growth Allocation Fund	PAGE 1	386-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	18.18	9.36	10.12
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%
Franklin Growth Allocation Fund	PAGE 2	386-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	386-ATSR-0226

Franklin Growth Allocation Fund
Advisor Class [FGTZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Growth Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$40	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Growth Allocation Fund returned 18.08%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Linked Franklin Growth Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index which returned 22.34%, 19.52% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Underweight international equity
↓	Fund selection in international equity
↓	Overweight U.S. equity
Franklin Growth Allocation Fund	PAGE 1	643-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	18.08	9.25	9.99
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Growth Allocation Fund Benchmark-NR†	19.52	8.54	9.73
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Growth Allocation Fund Benchmark-NR is comprised of 56% S&P 500 Index, 24% MSCI EAFE Index-NR, 15% Bloomberg U.S. Aggregate Index and 5% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 56% S&P 500 Index, 24% MSCI EAFE Index-NR and 20% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 80% MSCI ACWI-NR and 20% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,504,204,604
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$3,497,449
Portfolio Turnover Rate	28.92%
Franklin Growth Allocation Fund	PAGE 2	643-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Growth Allocation Fund	PAGE 3	643-ATSR-0226

Franklin Moderate Allocation Fund
Class A [FMTIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$65	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin Moderate Allocation Fund returned 15.03%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity
Franklin Moderate Allocation Fund	PAGE 1	485-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	15.03	6.75	7.70
Class A (with sales charge)	8.68	5.55	7.10
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%
Franklin Moderate Allocation Fund	PAGE 2	485-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	485-ATSR-0226

Franklin Moderate Allocation Fund
Class C [FTMTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$145	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin Moderate Allocation Fund returned 14.11%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity
Franklin Moderate Allocation Fund	PAGE 1	585-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	14.11	5.94	6.90
Class C (with sales charge)	13.11	5.94	6.90
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%
Franklin Moderate Allocation Fund	PAGE 2	585-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	585-ATSR-0226

Franklin Moderate Allocation Fund
Class R [FTMRX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$91	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin Moderate Allocation Fund returned 14.70%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity
Franklin Moderate Allocation Fund	PAGE 1	885-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	14.70	6.47	7.43
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%
Franklin Moderate Allocation Fund	PAGE 2	885-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	885-ATSR-0226

Franklin Moderate Allocation Fund
Class R6 [FTMLX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$31	0.29%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin Moderate Allocation Fund returned 15.38%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity
Franklin Moderate Allocation Fund	PAGE 1	385-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	15.38	7.09	8.07
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%
Franklin Moderate Allocation Fund	PAGE 2	385-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	385-ATSR-0226

Franklin Moderate Allocation Fund
Advisor Class [FMTZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Moderate Allocation Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$38	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin Moderate Allocation Fund returned 15.29%. The Fund compares its performance to the MSCI All Country World Index-NR, the Linked Franklin Moderate Allocation Fund Benchmark-NR† and the Bloomberg Multiverse Index, which returned 22.34%, 16.71% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Underweight international equity
↓	Overweight U.S. equity
↓	Fund selection in international equity
Franklin Moderate Allocation Fund	PAGE 1	642-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	15.29	7.01	7.97
MSCI All Country World Index-NR	22.34	11.19	11.72
Linked Franklin Moderate Allocation Fund Benchmark-NR†	16.71	5.91	7.72
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Linked Franklin Moderate Allocation Fund Benchmark-NR reflects the performance of 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR, 35% Bloomberg U.S. Aggregate Index and 10% Payden & Rygel 90 Day U.S. T-Bill Index from 1/1/2001 to 12/31/2012; 38.5% S&P 500 Index, 16.5% MSCI EAFE Index-NR and 45% Bloomberg U.S. Aggregate Index from 1/1/2013 to 12/31/14; and 60% MSCI ACWI-NR and 40% Bloomberg Multiverse Index thereafter.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$1,720,492,482
Total Number of Portfolio Holdings	21
Total Management Fee Paid	$4,126,220
Portfolio Turnover Rate	25.18%
Franklin Moderate Allocation Fund	PAGE 2	642-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Laura Green, CFA was added as a portfolio manager of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Moderate Allocation Fund	PAGE 3	642-ATSR-0226

Franklin LifeSmart Retirement Income Fund
Class A [FTRAX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$31	0.30%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart Retirement Income Fund returned 9.91%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities
Franklin LifeSmart Retirement Income Fund	PAGE 1	427-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	9.91	4.31	4.89
Class A (with sales charge)	3.85	3.13	4.30
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%
Franklin LifeSmart Retirement Income Fund	PAGE 2	427-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	427-ATSR-0226

Franklin LifeSmart Retirement Income Fund
Class C [FRTCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$110	1.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart Retirement Income Fund returned 9.08%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities
Franklin LifeSmart Retirement Income Fund	PAGE 1	527-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	9.08	3.52	4.11
Class C (with sales charge)	8.08	3.52	4.11
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%
Franklin LifeSmart Retirement Income Fund	PAGE 2	527-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	527-ATSR-0226

Franklin LifeSmart Retirement Income Fund
Class R [FBRLX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$58	0.55%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart Retirement Income Fund returned 9.66%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities
Franklin LifeSmart Retirement Income Fund	PAGE 1	827-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	9.66	4.05	4.64
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%
Franklin LifeSmart Retirement Income Fund	PAGE 2	827-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	827-ATSR-0226

Franklin LifeSmart Retirement Income Fund
Class R6 [FLMTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$0	0.00%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart Retirement Income Fund returned 10.20%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities
Franklin LifeSmart Retirement Income Fund	PAGE 1	327-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	10.20	4.62	5.21
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%
Franklin LifeSmart Retirement Income Fund	PAGE 2	327-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	327-ATSR-0226

Franklin LifeSmart Retirement Income Fund
Advisor Class [FLRDX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart Retirement Income Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$5	0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart Retirement Income Fund returned 10.25%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 13.93% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in international fixed income
↑	Fund selection in emerging market equity
↑	Fund selection in international equity

Top detractors from performance:
↓	Fund selection in U.S. equity
↓	Fund selection in U.S. fixed income
↓	Underweight to equities
Franklin LifeSmart Retirement Income Fund	PAGE 1	627-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	10.25	4.57	5.16
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	13.93	3.26	5.25
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 40% MSCI AC World Index-NR and 60% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$44,615,625
Total Number of Portfolio Holdings	14
Total Management Fee Paid	$0
Portfolio Turnover Rate	32.82%
Franklin LifeSmart Retirement Income Fund	PAGE 2	627-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart Retirement Income Fund	PAGE 3	627-ATSR-0226

Franklin LifeSmart 2020 Retirement Target Fund
Class A [FLRMX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$51	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.25%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	52-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	13.25	4.95	5.70
Class A (with sales charge)	7.01	3.76	5.11
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	52-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	52-ATSR-0226

Franklin LifeSmart 2020 Retirement Target Fund
Class C [FLRQX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$131	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2020 Retirement Target Fund returned 12.48%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	552-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	12.48	4.17	4.92
Class C (with sales charge)	11.48	4.17	4.92
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	552-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	552-ATSR-0226

Franklin LifeSmart 2020 Retirement Target Fund
Class R [FLRVX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$78	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.07%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	852-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	13.07	4.69	5.43
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	852-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	852-ATSR-0226

Franklin LifeSmart 2020 Retirement Target Fund
Class R6 [FRTSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.60%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	892-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	13.60	5.74	6.27
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	892-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	892-ATSR-0226

Franklin LifeSmart 2020 Retirement Target Fund
Advisor Class [FLROX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2020 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$25	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2020 Retirement Target Fund returned 13.65%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 14.34% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
↓	Fund selection in international equity
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 1	82-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	13.65	5.23	5.98
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.34	4.21	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark is comprised of 44.1% MSCI AC World Index-NR and 55.6% Bloomberg Multiverse Index. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Fund over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$25,727,702
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.07%
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 2	82-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2020 Retirement Target Fund	PAGE 3	82-ATSR-0226

Franklin LifeSmart 2025 Retirement Target Fund
Class A [FTRTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$53	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2025 Retirement Target Fund returned  14.82%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	445-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	14.82	5.92	6.75
Class A (with sales charge)	8.52	4.74	6.15
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	445-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	445-ATSR-0226

Franklin LifeSmart 2025 Retirement Target Fund
Class C [FTTCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$133	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2025 Retirement Target Fund returned  13.93%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	545-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	13.93	5.13	5.95
Class C (with sales charge)	12.93	5.13	5.95
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	545-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	545-ATSR-0226

Franklin LifeSmart 2025 Retirement Target Fund
Class R [FRELX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2025 Retirement Target Fund returned  14.43%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	845-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	14.43	5.65	6.47
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	845-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	845-ATSR-0226

Franklin LifeSmart 2025 Retirement Target Fund
Class R6 [FTLMX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$20	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2025 Retirement Target Fund returned  15.15%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	345-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	15.15	6.25	7.08
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	345-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	345-ATSR-0226

Franklin LifeSmart 2025 Retirement Target Fund
Advisor Class [FLRFX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2025 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2025 Retirement Target Fund returned  15.04%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 15.59% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 1	645-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	15.04	6.18	7.02
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	15.59	5.36	7.22
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 53.2% MSCI AC World Index-NR and 46.8% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$110,494,374
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	20.97%
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 2	645-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2025 Retirement Target Fund	PAGE 3	645-ATSR-0226

Franklin LifeSmart 2030 Retirement Target Fund
Class A [FLRSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$52	0.48%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2030 Retirement Target Fund returned 16.18%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	47-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	16.18	6.88	7.60
Class A (with sales charge)	9.78	5.68	6.99
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	47-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	47-ATSR-0226

Franklin LifeSmart 2030 Retirement Target Fund
Class C [FLRTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$132	1.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2030 Retirement Target Fund returned 15.26%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	553-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	15.26	6.09	6.79
Class C (with sales charge)	14.26	6.09	6.79
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	553-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	553-ATSR-0226

Franklin LifeSmart 2030 Retirement Target Fund
Class R [FLRWX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$79	0.73%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2030 Retirement Target Fund returned 15.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	853-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	15.79	6.60	7.31
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	853-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	853-ATSR-0226

Franklin LifeSmart 2030 Retirement Target Fund
Class R6 [FLERX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.18%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2030 Retirement Target Fund returned 16.46%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	833-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	16.46	7.37	8.00
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	833-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	833-ATSR-0226

Franklin LifeSmart 2030 Retirement Target Fund
Advisor Class [FLRZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2030 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$25	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2030 Retirement Target Fund returned 16.42%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 16.81% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Fund selection in international fixed Income

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 1	83-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	16.42	7.16	7.86
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	16.81	6.53	8.14
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 62.1% MSCI AC World Index-NR and 37.9% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$84,432,307
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$0
Portfolio Turnover Rate	23.91%
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 2	83-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2030 Retirement Target Fund	PAGE 3	83-ATSR-0226

Franklin LifeSmart 2035 Retirement Target Fund
Class A [FRTAX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$57	0.52%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.54%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	446-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	17.54	7.84	8.47
Class A (with sales charge)	11.11	6.63	7.86
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	446-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	446-ATSR-0226

Franklin LifeSmart 2035 Retirement Target Fund
Class C [FTRCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$138	1.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2035 Retirement Target Fund returned 16.58%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	546-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	16.58	7.03	7.66
Class C (with sales charge)	15.58	7.03	7.66
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	546-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	546-ATSR-0226

Franklin LifeSmart 2035 Retirement Target Fund
Class R [FLRGX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$84	0.77%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.19%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	846-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	17.19	7.55	8.20
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	846-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	846-ATSR-0226

Franklin LifeSmart 2035 Retirement Target Fund
Class R6 [FMTLX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$19	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.87%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	346-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	17.87	8.18	8.81
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	346-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	346-ATSR-0226

Franklin LifeSmart 2035 Retirement Target Fund
Advisor Class [FLRHX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2035 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$28	0.26%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2035 Retirement Target Fund returned 17.85%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 18.05% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight to cash
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 1	646-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	17.85	8.10	8.75
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	18.05	7.64	9.00
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 70.8% MSCI AC World Index-NR and 29.2% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$157,959,164
Total Number of Portfolio Holdings	20
Total Management Fee Paid	$52,717
Portfolio Turnover Rate	22.89%
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 2	646-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2035 Retirement Target Fund	PAGE 3	646-ATSR-0226

Franklin LifeSmart 2040 Retirement Target Fund
Class A [FLADX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.59%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	49-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	18.59	8.74	9.19
Class A (with sales charge)	12.09	7.52	8.58
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	49-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	49-ATSR-0226

Franklin LifeSmart 2040 Retirement Target Fund
Class C [FLOLX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$135	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2040 Retirement Target Fund returned 17.73%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	255-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	17.73	7.94	8.38
Class C (with sales charge)	16.73	7.94	8.38
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	255-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	255-ATSR-0226

Franklin LifeSmart 2040 Retirement Target Fund
Class R [FLSGX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$81	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.35%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	855-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	18.35	8.47	8.92
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	855-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	855-ATSR-0226

Franklin LifeSmart 2040 Retirement Target Fund
Class R6 [FLREX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.99%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	895-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	18.99	9.08	9.52
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	895-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	895-ATSR-0226

Franklin LifeSmart 2040 Retirement Target Fund
Advisor Class [FLSHX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2040 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$26	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2040 Retirement Target Fund returned 18.93%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 19.16% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income relative to equity

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income and underweight international fixed income
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 1	81-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	18.93	9.02	9.46
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	19.16	8.76	9.76
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 78.9% MSCI AC World Index-NR and 21.1% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$74,909,258
Total Number of Portfolio Holdings	18
Total Management Fee Paid	$0
Portfolio Turnover Rate	24.11%
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 2	81-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2040 Retirement Target Fund	PAGE 3	81-ATSR-0226

Franklin LifeSmart 2045 Retirement Target Fund
Class A [FTTAX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$55	0.50%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2045 Retirement Target Fund returned 20.16%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	451-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	20.16	9.52	9.74
Class A (with sales charge)	13.56	8.29	9.13
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	451-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	451-ATSR-0226

Franklin LifeSmart 2045 Retirement Target Fund
Class C [FLRIX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2045 Retirement Target Fund returned 19.29%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	551-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	19.29	8.71	8.93
Class C (with sales charge)	18.29	8.71	8.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	551-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	551-ATSR-0226

Franklin LifeSmart 2045 Retirement Target Fund
Class R [FLRJX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.75%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2045 Retirement Target Fund returned 19.88%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	851-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	19.88	9.24	9.47
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	851-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	851-ATSR-0226

Franklin LifeSmart 2045 Retirement Target Fund
Class R6 [FMLTX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$22	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2045 Retirement Target Fund returned 20.52%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	351-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	20.52	10.56	10.42
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	351-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	351-ATSR-0226

Franklin LifeSmart 2045 Retirement Target Fund
Advisor Class [FLRLX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2045 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$28	0.25%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2045 Retirement Target Fund returned 20.43%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 20.45% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Fund selection in U.S. fixed income
↓	Overweight U.S. fixed income relative to international fixed income
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 1	651-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	20.43	9.80	10.01
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	20.45	9.81	10.39
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 87.6% MSCI AC World Index-NR and 12.4% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$122,290,236
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.67%
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 2	651-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2045 Retirement Target Fund	PAGE 3	651-ATSR-0226

Franklin LifeSmart 2050 Retirement Target Fund
Class A [FLSJX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2050 Retirement Target Fund returned 21.17%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	59-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	21.17	10.12	10.08
Class A (with sales charge)	14.49	8.88	9.46
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	59-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	59-ATSR-0226

Franklin LifeSmart 2050 Retirement Target Fund
Class C [FLSKX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2050 Retirement Target Fund returned 20.25%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	259-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	20.25	9.29	9.25
Class C (with sales charge)	19.25	9.29	9.25
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	259-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	259-ATSR-0226

Franklin LifeSmart 2050 Retirement Target Fund
Class R [FLSNX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2050 Retirement Target Fund returned 20.84%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	859-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	20.84	9.86	9.81
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	859-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	859-ATSR-0226

Franklin LifeSmart 2050 Retirement Target Fund
Class R6 [FRLEX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2050 Retirement Target Fund returned 21.51%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	899-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	21.51	10.46	10.42
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	899-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	899-ATSR-0226

Franklin LifeSmart 2050 Retirement Target Fund
Advisor Class [FLSOX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2050 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$27	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2050 Retirement Target Fund returned 21.48%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.31% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 1	98-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	21.48	10.39	10.36
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.31	10.41	10.74
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 93.5% MSCI AC World Index-NR and 6.5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$66,288,794
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	25.54%
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 2	98-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2050 Retirement Target Fund	PAGE 3	98-ATSR-0226

Franklin LifeSmart 2055 Retirement Target Fund
Class A [FLTFX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.49%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	959-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	21.49	10.17	10.11
Class A (with sales charge)	14.83	8.93	9.49
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	959-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	959-ATSR-0226

Franklin LifeSmart 2055 Retirement Target Fund
Class C [FLTNX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2055 Retirement Target Fund returned 20.61%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	289-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	20.61	9.36	9.29
Class C (with sales charge)	19.61	9.36	9.29
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	289-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	289-ATSR-0226

Franklin LifeSmart 2055 Retirement Target Fund
Class R [FLSBX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.19%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	869-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	21.19	9.91	9.83
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	869-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	869-ATSR-0226

Franklin LifeSmart 2055 Retirement Target Fund
Class R6 [FLSZX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.79%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	879-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	21.79	10.89	10.63
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	879-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	879-ATSR-0226

Franklin LifeSmart 2055 Retirement Target Fund
Advisor Class [FLTKX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2055 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$27	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2055 Retirement Target Fund returned 21.83%. The Fund compares its performance to the MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging market equity
↑	Fixed income underweight, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection U.S. fixed income
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 1	999-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	21.83	10.46	10.38
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	21.63	10.53	10.81
Bloomberg Multiverse Index	8.42	-1.87	1.50
†	The Fund’s Blended Benchmark consists of 95% MSCI AC World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time. Prior to May 1, 2019, the Blended Benchmark had an allocation to FTSE 3 Month U.S. T-Bill Index.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$54,032,586
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	22.11%
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 2	999-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2055 Retirement Target Fund	PAGE 3	999-ATSR-0226

Franklin LifeSmart 2060 Retirement Target Fund
Class A [FLASX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$54	0.49%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.30%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	1899-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 1/29/2021 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class A	21.30	10.36
Class A (with sales charge)	14.64	9.10
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	1899-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	1899-ATSR-0226

Franklin LifeSmart 2060 Retirement Target Fund
Class C [FLBSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$137	1.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Franklin LifeSmart 2060 Retirement Target Fund returned 20.52%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	2899-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 1/29/2021 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class C	20.52	9.73
Class C (with sales charge)	19.52	9.73
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	2899-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	2899-ATSR-0226

Franklin LifeSmart 2060 Retirement Target Fund
Class R [FLESX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R1	$82	0.74%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.15%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	8899-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 1/29/2021 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class R	21.15	10.15
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	8899-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	8899-ATSR-0226

Franklin LifeSmart 2060 Retirement Target Fund
Class R6 [FLFSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$21	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.68%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	3899-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 1/29/2021 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Class R6	21.68	10.66
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	3899-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	3899-ATSR-0226

Franklin LifeSmart 2060 Retirement Target Fund
Advisor Class [FLJSX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin LifeSmart 2060 Retirement Target Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class[1]	$27	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Franklin LifeSmart 2060 Retirement Target Fund returned 21.60%. The Fund compares its performance to the  MSCI All Country World Index-NR, the Blended Benchmark† and the Bloomberg Multiverse Index, which returned 22.34%, 21.63% and 8.42%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Fund selection in U.S. equity
↑	Fund selection in emerging markets equity
↑	Underweight fixed income, showing preference for equities

Top detractors from performance:
↓	Fund selection in international equity
↓	Cash overweight
↓	Fund selection in U.S. fixed income
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 1	6899-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 1/29/2021 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	Since Inception (1/29/2021)
Advisor Class	21.60	10.55
Bloomberg Global Aggregate Index	8.17	-2.00
MSCI All Country World Index-NR	22.34	11.49
Blended Benchmark†	21.63	10.81
Bloomberg Multiverse Index	8.42	-1.73
†	The Fund’s Blended Benchmark is comprised of 95% MSCI All Country World Index-NR and 5% Bloomberg Multiverse Index. Allocations for the Fund’s Blended Benchmark reflect the Fund’s current target asset class allocations and may not be representative of the Fund’s historical asset class allocations. Performance for the Blended Benchmark is based on an asset class allocation that matches the glide path of the Franklin LifeSmart Funds over time.
Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$12,671,165
Total Number of Portfolio Holdings	15
Total Management Fee Paid	$0
Portfolio Turnover Rate	19.70%
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 2	6899-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On January 31, 2025, Brett S. Goldstein, CFA and Jonathan M. Schreiber, CFA were added as portfolio managers of the Fund. On March 31, 2025, Wylie Tollette retired and stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin LifeSmart 2060 Retirement Target Fund	PAGE 3	6899-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $301,793 in December 31, 2024 and $343,070 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $146,250 in December 31, 2024 and $146,250 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $489,326 in December 31, 2024 and $1,703,011 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Franklin
Fund Allocator Series
Financial Statements and Other Important Information
Annual |December 31, 2025
Franklin Conservative Allocation Fund
Franklin Corefolio Allocation Fund
Franklin Global Allocation Fund
Franklin Growth Allocation Fund
Franklin Moderate Allocation Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 43
Notes to Financial Statements 53
Report of Independent Registered Public Accounting Firm 78
Tax Information 79
Changes In and Disagreements with Accountants 80
Results of Meeting(s) of Shareholders 80
Remuneration Paid to Directors, Officers and Others 80
Board Approval of Management and Subadvisory Agreements 80

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31, 2025
2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.93 $13.22 $12.17 $14.89 $14.95
Income from investment operations
a
:
Net investment income
b,c
........................ 0.38 0.33 0.29 0.27 0.23
Net realized and unrealized gains (losses) ........... 1.30 0.73 1.08 (2.53) 0.99
Total from investment operations .................... 1.68 1.06 1.37 (2.26) 1.22
Less distributions from:
Net investment income .......................... (0.48) (0.35) (0.32) (0.22) (0.35)
Net realized gains ............................. (0.41) — — (0.24) (0.93)
Total distributions ............................... (0.89) (0.35) (0.32) (0.46) (1.28)
Net asset value, end of year ....................... $14.72 $13.93 $13.22 $12.17 $14.89
Total return
d
................................... 12.16% 8.06% 11.37% (15.22)% 8.18%
Ratios to average net assets
Expenses
e ,f
.................................... 0.60% 0.61% 0.61%
g
0.63%
g
0.62%
Net investment income
c
........................... 2.65% 2.39% 2.27% 2.08% 1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $735,549 $731,888 $768,040 $796,888 $1,081,071
Portfolio turnover rate ............................ 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.59 $12.90 $11.87 $14.54 $14.62
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.21 0.18 0.16 0.09
Net realized and unrealized gains (losses) ........... 1.27 0.73 1.07 (2.47) 0.99
Total from investment operations .................... 1.53 0.94 1.25 (2.31) 1.08
Less distributions from:
Net investment income .......................... (0.37) (0.25) (0.22) (0.12) (0.23)
Net realized gains ............................. (0.41) — — (0.24) (0.93)
Total distributions ............................... (0.78) (0.25) (0.22) (0.36) (1.16)
Net asset value, end of year ....................... $14.34 $13.59 $12.90 $11.87 $14.54
Total return
d
................................... 11.33% 7.28% 10.62% (15.90)% 7.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.36% 1.37% 1.37% 1.38% 1.37%
Expenses net of waiver and payments by affiliates
e
...... 1.35% 1.36% 1.36%
f
1.38%
f,g
1.37%
g
Net investment income
c
........................... 1.87% 1.60% 1.45% 1.24% 0.61%
Supplemental data
Net assets, end of year (000’s) ..................... $45,446 $51,585 $63,436 $89,012 $152,244
Portfolio turnover rate ............................ 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.86 $13.16 $12.11 $14.83 $14.88
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.29 0.25 0.24 0.18
Net realized and unrealized gains (losses) ........... 1.29 0.73 1.09 (2.53) 1.01
Total from investment operations .................... 1.64 1.02 1.34 (2.29) 1.19
Less distributions from:
Net investment income .......................... (0.44) (0.32) (0.29) (0.19) (0.31)
Net realized gains ............................. (0.41) — — (0.24) (0.93)
Total distributions ............................... (0.85) (0.32) (0.29) (0.43) (1.24)
Net asset value, end of year ....................... $14.65 $13.86 $13.16 $12.11 $14.83
Total return .................................... 11.88% 7.75% 11.15% (15.48)% 7.99%
Ratios to average net assets
Expenses
d ,e
.................................... 0.85% 0.86% 0.86%
f
0.88%
f
0.87%
Net investment income
c
........................... 2.41% 2.14% 2.01% 1.87% 1.14%
Supplemental data
Net assets, end of year (000’s) ..................... $41,086 $39,818 $41,582 $45,036 $55,629
Portfolio turnover rate ............................ 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.91 $13.20 $12.14 $14.87 $14.92
Income from investment operations
a
:
Net investment income
b,c
........................ 0.47 0.38 0.35 0.32 0.28
Net realized and unrealized gains (losses) ........... 1.24 0.72 1.07 (2.55) 1.00
Total from investment operations .................... 1.71 1.10 1.42 (2.23) 1.28
Less distributions from:
Net investment income .......................... (0.52) (0.39) (0.36) (0.26) (0.40)
Net realized gains ............................. (0.41) — — (0.24) (0.93)
Total distributions ............................... (0.93) (0.39) (0.36) (0.50) (1.33)
Net asset value, end of year ....................... $14.69 $13.91 $13.20 $12.14 $14.87
Total return .................................... 12.44% 8.40% 11.83% (15.01)% 8.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.36% 0.38% 0.40% 0.39%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.31% 0.30%
e
0.29%
e
0.30%
Net investment income
c
........................... 3.19% 2.76% 2.78% 2.45% 1.78%
Supplemental data
Net assets, end of year (000’s) ..................... $19,698 $6,688 $5,147 $2,274 $2,852
Portfolio turnover rate ............................ 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Conservative Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.93 $13.22 $12.16 $14.89 $14.95
Income from investment operations
a
:
Net investment income
b,c
........................ 0.42 0.36 0.32 0.29 0.27
Net realized and unrealized gains (losses) ........... 1.29 0.74 1.09 (2.53) 0.99
Total from investment operations .................... 1.71 1.10 1.41 (2.24) 1.26
Less distributions from:
Net investment income .......................... (0.51) (0.39) (0.35) (0.25) (0.39)
Net realized gains ............................. (0.41) — — (0.24) (0.93)
Total distributions ............................... (0.92) (0.39) (0.35) (0.49) (1.32)
Net asset value, end of year ....................... $14.72 $13.93 $13.22 $12.16 $14.89
Total return .................................... 12.44% 8.33% 11.75% (15.07)% 8.45%
Ratios to average net assets
Expenses
d ,e
.................................... 0.35% 0.36% 0.36%
f
0.38%
f
0.37%
Net investment income
c
........................... 2.92% 2.63% 2.51% 2.20% 1.72%
Supplemental data
Net assets, end of year (000’s) ..................... $29,182 $25,754 $27,713 $30,231 $54,537
Portfolio turnover rate ............................ 23.73% 40.01% 19.49% 37.16% 61.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin Conservative Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Alternative Strategies 3.4%
a
Franklin BSP Lending Fund, Class R6 .................................... 2,026,221 $ 20,464,829
a
Franklin Systematic Style Premia ETF .................................... 332,826 8,956,348
29,421,177
Domestic Equity 32.8%
a
Franklin Growth Fund, Class R6 ........................................ 328,615 44,694,914
a
Franklin U.S. Core Equity (IU) Fund ..................................... 7,089,803 139,881,820
a
Franklin U.S. Equity Index ETF ......................................... 251,573 15,039,034
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 475,227 32,947,488
a,b
Putnam Large Cap Growth Fund, Class R6 ................................ 194,001 16,071,030
a
Putnam Large Cap Value Fund, Class R6 ................................. 945,499 37,129,758
285,764,044
Domestic Fixed Income 45.3%
a
Franklin Investment Grade Corporate ETF ................................. 4,458,224 96,520,550
a
Franklin U.S. Core Bond ETF .......................................... 9,148,418 197,834,539
a
Franklin U.S. Treasury Bond ETF ....................................... 4,873,398 100,002,127
394,357,216
Foreign Equity 10.9%
a
ClearBridge International Growth Fund, Class IS ............................ 80,004 5,931,474
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,590,529 20,947,263
a
Franklin International Core Equity (IU) Fund ............................... 2,901,090 39,425,816
iShares Core MSCI EAFE ETF ......................................... 65,004 5,815,258
a
Templeton Developing Markets Trust, Class R6 ............................. 524,067 13,714,822
a
Templeton Foreign Fund, Class R6 ...................................... 987,517 9,134,536
94,969,169
Foreign Fixed Income 7.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 3,673,191 32,764,862
a
Franklin High Yield Corporate ETF ...................................... 680,431 16,612,723
Vanguard Total International Bond ETF ................................... 278,875 13,475,240
62,852,825
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$736,249,264) ...............................................................
867,364,431
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,c
Franklin Institutional U.S. Government Money Market Fund, 3.681% ............. 4,081,251 4,081,251
Total Money Market Funds (Cost $4,081,251) ...................................
4,081,251
Total Short Term Investments (Cost $4,081,251) .................................
4,081,251
a
Total Investments (Cost $740,330,515) 100.1% ..................................
$871,445,682
Other Assets, less Liabilities (0.1)% ...........................................
(485,141)
Net Assets 100.0% ...........................................................
$870,960,541
See Abbreviations on page 77.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.13 $21.40 $17.85 $24.42 $21.92
Income from investment operations
a
:
Net investment income
b,c
........................ 0.08 0.10 0.11 0.05 0.22
Net realized and unrealized gains (losses) ........... 3.09 3.05 4.35 (5.16) 3.21
Total from investment operations .................... 3.17 3.15 4.46 (5.11) 3.43
Less distributions from:
Net investment income .......................... (0.11) (0.19) (0.12) (0.01) (0.22)
Net realized gains ............................. (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ............................... (1.79) (1.42) (0.91) (1.46) (0.93)
Net asset value, end of year ....................... $24.51 $23.13 $21.40 $17.85 $24.42
Total return
d
................................... 14.27% 14.88% 25.36% (20.84)% 15.76%
Ratios to average net assets
Expenses
e,f
.................................... 0.38% 0.39% 0.40% 0.41% 0.42%
Net investment income
c
........................... 0.35% 0.45% 0.55% 0.26% 0.91%
Supplemental data
Net assets, end of year (000’s) ..................... $910,584 $869,673 $805,511 $690,297 $931,489
Portfolio turnover rate ............................ 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.31 $20.68 $17.34 $23.94 $21.57
Income from investment operations
a
:
Net investment (loss)
b,c
.......................... (0.10) (0.07) (0.05) (0.10) (0.01)
Net realized and unrealized gains (losses) ........... 2.97 2.95 4.21 (5.05) 3.20
Total from investment operations .................... 2.87 2.88 4.16 (5.15) 3.19
Less distributions from:
Net investment income .......................... (—)
d
(0.02) (0.03) (—)
d
(0.11)
Net realized gains ............................. (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ............................... (1.68) (1.25) (0.82) (1.45) (0.82)
Net asset value, end of year ....................... $23.50 $22.31 $20.68 $17.34 $23.94
Total return
e
................................... 13.43% 14.08% 24.38% (21.44)% 14.88%
Ratios to average net assets
Expenses
f,g
.................................... 1.13% 1.14% 1.15% 1.16% 1.17%
Net investment (loss)
c
............................ (0.43)% (0.33)% (0.26)% (0.53)% (0.05)%
Supplemental data
Net assets, end of year (000’s) ..................... $38,568 $40,821 $41,410 $39,781 $61,517
Portfolio turnover rate ............................ 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.06 $21.34 $17.81 $24.42 $21.95
Income from investment operations
a
:
Net investment income
b,c
........................ 0.02 0.06 0.07 0.01 0.16
Net realized and unrealized gains (losses) ........... 3.08 3.03 4.32 (5.17) 3.21
Total from investment operations .................... 3.10 3.09 4.39 (5.16) 3.37
Less distributions from:
Net investment income .......................... (0.06) (0.14) (0.07) (—)
d
(0.19)
Net realized gains ............................. (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ............................... (1.74) (1.37) (0.86) (1.45) (0.90)
Net asset value, end of year ....................... $24.42 $23.06 $21.34 $17.81 $24.42
Total return .................................... 13.97% 14.64% 25.05% (21.04)% 15.46%
Ratios to average net assets
Expenses
e,f
.................................... 0.63% 0.64% 0.65% 0.66% 0.66%
Net investment income
c
........................... 0.10% 0.25% 0.35% 0.04% 0.68%
Supplemental data
Net assets, end of year (000’s) ..................... $2,125 $2,257 $1,935 $1,488 $1,764
Portfolio turnover rate ............................ 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.25 $21.49 $17.92 $24.52 $21.97
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.13 0.18 0.12 0.30
Net realized and unrealized gains (losses) ........... 3.09 3.12 4.36 (5.19) 3.23
Total from investment operations .................... 3.27 3.25 4.54 (5.07) 3.53
Less distributions from:
Net investment income .......................... (0.18) (0.26) (0.18) (0.08) (0.27)
Net realized gains ............................. (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ............................... (1.86) (1.49) (0.97) (1.53) (0.98)
Net asset value, end of year ....................... $24.66 $23.25 $21.49 $17.92 $24.52
Total return .................................... 14.64% 15.28% 25.74% (20.60)% 16.16%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.17% 0.14% 0.11% 0.13% 0.13%
Expenses net of waiver and payments by affiliates
d
...... 0.08% 0.08% 0.09% 0.08% 0.09%
Net investment income
c
........................... 0.74% 0.55% 0.92% 0.62% 1.26%
Supplemental data
Net assets, end of year (000’s) ..................... $4,271 $3,826 $4,966 $4,379 $5,349
Portfolio turnover rate ............................ 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin Corefolio Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $23.25 $21.49 $17.93 $24.52 $21.98
Income from investment operations
a
:
Net investment income
b,c
........................ 0.15 0.17 0.16 0.09 0.28
Net realized and unrealized gains (losses) ........... 3.10 3.07 4.36 (5.17) 3.22
Total from investment operations .................... 3.25 3.24 4.52 (5.08) 3.50
Less distributions from:
Net investment income .......................... (0.17) (0.25) (0.17) (0.06) (0.25)
Net realized gains ............................. (1.68) (1.23) (0.79) (1.45) (0.71)
Total distributions ............................... (1.85) (1.48) (0.96) (1.51) (0.96)
Net asset value, end of year ....................... $24.65 $23.25 $21.49 $17.93 $24.52
Total return .................................... 14.54% 15.24% 25.58% (20.63)% 16.05%
Ratios to average net assets
Expenses
d,e
.................................... 0.13% 0.14% 0.15% 0.16% 0.17%
Net investment income
c
........................... 0.62% 0.71% 0.83% 0.48% 1.16%
Supplemental data
Net assets, end of year (000’s) ..................... $73,357 $67,797 $59,702 $48,963 $69,322
Portfolio turnover rate ............................ 9.28% 10.38% 6.51% 9.00% 3.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin Corefolio Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a a
Shares
a
Value
a
Investments In Underlying Funds 99.9%
Domestic Equity 74.5%
a
Franklin Growth Fund, Class R6 ........................................ 1,929,827 $ 262,475,829
a,b
Franklin Growth Opportunities Fund, Class R6 ............................. 4,794,349 259,326,322
a
Franklin Mutual Shares Fund, Class R6 ................................... 9,462,075 244,689,261
766,491,412
Foreign Equity 25.4%
a
Templeton Growth Fund, Inc., Class R6 ................................... 9,188,451 261,319,545
Total Investments In Underlying Funds (Cost $659,575,212) ......................
1,027,810,957
a a a a
Short Term Investments 0.1%
a a
Shares
a
Value
a
Money Market Funds 0.1%
a,c
Franklin Institutional U.S. Government Money Market Fund, 3.681% ............. 606,021 606,021
Total Money Market Funds (Cost $606,021) .....................................
606,021
Total Short Term Investments (Cost $606,021) ..................................
606,021
a
Total Investments (Cost $660,181,233) 100.0% ..................................
$1,028,416,978
Other Assets, less Liabilities 0.0%
†
............................................
487,730
Net Assets 100.0% ...........................................................
$1,028,904,708
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.64 $14.01 $12.62 $14.95 $13.49
Income from investment operations
a
:
Net investment income
b
......................... 0.32 0.23 0.23 0.18 0.19
c
Net realized and unrealized gains (losses) ........... 2.13 1.57 1.39 (1.95) 1.39
Total from investment operations .................... 2.45 1.80 1.62 (1.77) 1.58
Less distributions from:
Net investment income .......................... (0.15) (0.17) (0.23) (0.56) (0.12)
Net realized gains ............................. (0.70) — — — —
Total distributions ............................... (0.85) (0.17) (0.23) (0.56) (0.12)
Net asset value, end of year ....................... $17.24 $15.64 $14.01 $12.62 $14.95
Total return
d
................................... 15.89% 12.87% 12.92% (11.83)% 11.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.95% 0.95% 0.94% 0.94%
e
Expenses net of waiver and payments by affiliates ....... 0.92% 0.93% 0.92%
f
0.91%
f
0.88%
e,f
Net investment income ........................... 1.93% 1.49% 1.75% 1.31% 1.33%
c
Supplemental data
Net assets, end of year (000’s) ..................... $2,645,771 $2,520,588 $2,479,455 $2,417,274 $3,006,324
Portfolio turnover rate ............................ 33.16% 59.82% 76.65% 15.46% 97.19%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.48 $13.87 $12.50 $14.79 $13.40
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.11 0.13 0.07 0.08
c
Net realized and unrealized gains (losses) ........... 2.10 1.56 1.36 (1.91) 1.38
Total from investment operations .................... 2.29 1.67 1.49 (1.84) 1.46
Less distributions from:
Net investment income .......................... (0.06) (0.06) (0.12) (0.45) (0.07)
Net realized gains ............................. (0.70) — — — —
Total distributions ............................... (0.76) (0.06) (0.12) (0.45) (0.07)
Net asset value, end of year ....................... $17.01 $15.48 $13.87 $12.50 $14.79
Total return
d
................................... 15.07% 12.06% 12.00% (12.45)% 10.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.69% 1.70% 1.70% 1.69% 1.68%
e
Expenses net of waiver and payments by affiliates ....... 1.67% 1.68% 1.67%
f
1.66%
f
1.62%
e,f
Net investment income ........................... 1.17% 0.73% 1.00% 0.56% 0.58%
c
Supplemental data
Net assets, end of year (000’s) ..................... $54,941 $62,592 $71,783 $84,086 $131,347
Portfolio turnover rate ............................ 33.16% 59.82% 76.65% 15.46% 97.19%
g
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include expenses of the Underlying Funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.68 $14.05 $12.66 $14.99 $13.54
Income from investment operations
a
:
Net investment income
b
......................... 0.28 0.19 0.20 0.14 0.15
c
Net realized and unrealized gains (losses) ........... 2.13 1.57 1.39 (1.95) 1.40
Total from investment operations .................... 2.41 1.76 1.59 (1.81) 1.55
Less distributions from:
Net investment income .......................... (0.10) (0.13) (0.20) (0.52) (0.10)
Net realized gains ............................. (0.70) — — — —
Total distributions ............................... (0.80) (0.13) (0.20) (0.52) (0.10)
Net asset value, end of year ....................... $17.29 $15.68 $14.05 $12.66 $14.99
Total return .................................... 15.63% 12.57% 12.63% (12.06)% 11.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.20% 1.20% 1.19% 1.19%
d
Expenses net of waiver and payments by affiliates ....... 1.17% 1.18% 1.17%
e
1.16%
e
1.13%
d,e
Net investment income ........................... 1.68% 1.25% 1.50% 1.06% 1.08%
c
Supplemental data
Net assets, end of year (000’s) ..................... $4,517 $4,671 $4,213 $3,906 $5,229
Portfolio turnover rate ............................ 33.16% 59.82% 76.65% 15.46% 97.19%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.17 $14.47 $13.03 $15.43 $13.89
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.28 0.28 0.22 0.25
c
Net realized and unrealized gains (losses) ........... 2.21 1.64 1.44 (2.02) 1.43
Total from investment operations .................... 2.59 1.92 1.72 (1.80) 1.68
Less distributions from:
Net investment income .......................... (0.20) (0.22) (0.28) (0.60) (0.14)
Net realized gains ............................. (0.70) — — — —
Total distributions ............................... (0.90) (0.22) (0.28) (0.60) (0.14)
Net asset value, end of year ....................... $17.86 $16.17 $14.47 $13.03 $15.43
Total return .................................... 16.24% 13.28% 13.26% (11.62)% 12.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.66% 0.65% 0.66% 0.67%
d
Expenses net of waiver and payments by affiliates ....... 0.62% 0.62% 0.60%
e
0.59%
e
0.54%
d,e
Net investment income ........................... 2.23% 1.78% 2.06% 1.61% 1.69%
c
Supplemental data
Net assets, end of year (000’s) ..................... $6,995 $5,343 $4,018 $1,087 $573
Portfolio turnover rate ............................ 33.16% 59.82% 76.65% 15.46% 97.19%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Financial Highlights
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.78 $14.13 $12.72 $15.07 $13.58
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.27 0.27 0.21 0.23
c
Net realized and unrealized gains (losses) ........... 2.15 1.59 1.41 (1.97) 1.40
Total from investment operations .................... 2.51 1.86 1.68 (1.76) 1.63
Less distributions from:
Net investment income .......................... (0.19) (0.21) (0.27) (0.59) (0.14)
Net realized gains ............................. (0.70) — — — —
Total distributions ............................... (0.89) (0.21) (0.27) (0.59) (0.14)
Net asset value, end of year ....................... $17.40 $15.78 $14.13 $12.72 $15.07
Total return .................................... 16.21% 13.11% 13.25% (11.64)% 12.01%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.69% 0.70% 0.70% 0.69% 0.69%
d
Expenses net of waiver and payments by affiliates ....... 0.67% 0.68% 0.67%
e
0.66%
e
0.63%
d,e
Net investment income ........................... 2.18% 1.75% 2.00% 1.56% 1.58%
c
Supplemental data
Net assets, end of year (000’s) ..................... $135,799 $117,356 $103,377 $98,974 $122,896
Portfolio turnover rate ............................ 33.16% 59.82% 76.65% 15.46% 97.19%
f
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin Global Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a
Country Shares
a
Value
a a a a a a
Common Stocks 62.2%
Aerospace & Defense 0.9%
Aselsan Elektronik Sanayi ve Ticaret A/S .................. Turkiye 1,204,137 $ 6,487,923
General Electric Co. ................................. United States 20,691 6,373,449
Rolls-Royce Holdings plc ............................. United Kingdom 571,000 8,830,922
Safran SA ......................................... France 11,269 3,925,185
25,617,479
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 43,564 6,491,472
Automobiles 2.3%
Ford Motor Co. ..................................... United States 358,717 4,706,367
General Motors Co. .................................. United States 65,332 5,312,798
Isuzu Motors Ltd. ................................... Japan 226,800 3,539,697
Kia Corp. ......................................... South Korea 228,694 19,387,193
Mercedes-Benz Group AG ............................ Germany 130,435 9,042,027
Subaru Corp. ...................................... Japan 281,700 6,065,346
a
Tesla, Inc. ......................................... United States 37,228 16,742,176
64,795,604
Banks 3.8%
AIB Group plc ...................................... Ireland 2,433,100 26,010,687
Citigroup, Inc. ...................................... United States 228,552 26,669,733
ING Groep NV ..................................... Netherlands 454,583 12,777,525
JPMorgan Chase & Co. ............................... United States 24,613 7,930,801
Toronto-Dominion Bank (The) .......................... Canada 81,340 7,666,127
UniCredit SpA ...................................... Italy 328,138 27,178,588
108,233,461
Beverages 0.3%
PepsiCo, Inc. ...................................... United States 39,348 5,647,225
Wuliangye Yibin Co. Ltd., A ............................ China 199,900 3,031,453
8,678,678
Biotechnology 1.9%
AbbVie, Inc. ....................................... United States 182,086 41,604,830
Amgen, Inc. ....................................... United States 15,012 4,913,578
Gilead Sciences, Inc. ................................ United States 56,269 6,906,457
53,424,865
Broadline Retail 1.4%
a
Amazon.com, Inc. ................................... United States 151,755 35,028,089
Dollarama, Inc. ..................................... Canada 26,540 3,966,643
38,994,732
Capital Markets 1.6%
3i Group plc ....................................... United Kingdom 265,424 11,638,534
Deutsche Bank AG .................................. Germany 356,564 13,741,669
SEI Investments Co. ................................. United States 142,721 11,705,976
T Rowe Price Group, Inc. ............................. United States 91,584 9,376,370
46,462,549
Chemicals 0.2%
Corteva, Inc. ....................................... United States 45,189 3,029,019
Nitto Denko Corp. ................................... Japan 144,700 3,445,265
6,474,284
Commercial Services & Supplies 0.2%
Cintas Corp. ....................................... United States 35,492 6,674,980

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment 1.1%
a
Arista Networks, Inc. ................................. United States 45,959 $ 6,022,008
Cisco Systems, Inc. ................................. United States 318,889 24,564,019
30,586,027
Consumer Staples Distribution & Retail 1.8%
Carrefour SA ....................................... France 200,479 3,345,109
Koninklijke Ahold Delhaize NV .......................... Netherlands 175,585 7,200,195
Kroger Co. (The) .................................... United States 198,332 12,391,783
Loblaw Cos. Ltd. .................................... Canada 304,800 13,779,345
Walmart, Inc. ...................................... United States 117,219 13,059,369
49,775,801
Diversified Telecommunication Services 0.4%
AT&T, Inc. ......................................... United States 119,741 2,974,366
Bezeq The Israeli Telecommunication Corp. Ltd. ............ Israel 2,216,502 4,947,908
Telkom Indonesia Persero Tbk. PT ...................... Indonesia 13,349,900 2,793,271
10,715,545
Electric Utilities 0.4%
Iberdrola SA ....................................... Spain 168,850 3,656,176
NRG Energy, Inc. ................................... United States 56,818 9,047,698
12,703,874
Electrical Equipment 0.4%
Fujikura Ltd. ....................................... Japan 53,300 5,910,727
b
Signify NV, 144A, Reg S .............................. United States 131,449 3,232,527
Vestas Wind Systems A/S ............................. Denmark 132,039 3,571,288
12,714,542
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc. ....................................... United States 40,002 3,502,575
Entertainment 0.8%
c
NetEase, Inc. ...................................... China 708,800 19,509,858
a
Spotify Technology SA ................................ United States 5,291 3,072,536
22,582,394
Financial Services 2.0%
a
Berkshire Hathaway, Inc., B ............................ United States 9,640 4,845,546
Mastercard, Inc., A .................................. United States 30,051 17,155,515
MGIC Investment Corp. ............................... United States 328,187 9,589,624
PayPal Holdings, Inc. ................................ United States 47,470 2,771,298
Visa, Inc., A ........................................ United States 45,846 16,078,651
Western Union Co. (The) .............................. United States 703,157 6,546,392
56,987,026
Food Products 0.0%
†
a
Magnum Ice Cream Co. NV (The) ....................... Netherlands 17,613 279,555
Ground Transportation 0.4%
Landstar System, Inc. ................................ United States 18,357 2,637,901
Old Dominion Freight Line, Inc. ......................... United States 52,844 8,285,939
10,923,840
Health Care Equipment & Supplies 1.6%
Abbott Laboratories .................................. United States 90,582 11,349,019
Hoya Corp. ........................................ Japan 23,100 3,503,568
a
IDEXX Laboratories, Inc. .............................. United States 23,390 15,824,037

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Insulet Corp. ....................................... United States 56,931 $ 16,182,067
46,858,691
Health Care Providers & Services 0.1%
HCA Healthcare, Inc. ................................. United States 7,484 3,493,980
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. ............................ United States 200,488 3,554,652
Hotels, Restaurants & Leisure 2.0%
Booking Holdings, Inc. ............................... United States 9,065 48,546,066
InterContinental Hotels Group plc ....................... United Kingdom 27,420 3,853,300
OPAP SA ......................................... Greece 171,408 3,847,479
56,246,845
Household Durables 0.3%
Gree Electric Appliances, Inc. of Zhuhai, A ................. China 932,000 5,363,910
La-Z-Boy, Inc. ...................................... United States 92,591 3,450,867
8,814,777
Household Products 0.2%
Colgate-Palmolive Co. ............................... United States 78,603 6,211,209
Insurance 1.1%
BB Seguridade Participacoes SA ........................ Brazil 2,136,800 14,114,951
Caixa Seguridade Participacoes SA ..................... Brazil 2,040,200 6,180,928
Erie Indemnity Co., A ................................. United States 10,892 3,122,192
NN Group NV ...................................... Netherlands 84,660 6,531,065
29,949,136
Interactive Media & Services 3.8%
Alphabet, Inc., A .................................... United States 225,629 70,621,877
b,c
Kuaishou Technology, 144A, Reg S ...................... China 463,500 3,831,482
Meta Platforms, Inc., A ............................... United States 50,147 33,101,533
107,554,892
IT Services 1.1%
Cognizant Technology Solutions Corp., A .................. United States 43,493 3,609,919
Fujitsu Ltd. ........................................ Japan 132,600 3,644,235
Infosys Ltd., ADR ................................... India 992,866 17,692,872
a
Shopify, Inc., A ..................................... Canada 30,230 4,867,458
29,814,484
Life Sciences Tools & Services 0.3%
a
Mettler-Toledo International, Inc. ........................ United States 5,962 8,312,161
Machinery 1.1%
Atlas Copco AB, B ................................... Sweden 498,831 7,974,670
Caterpillar, Inc. ..................................... United States 20,567 11,782,217
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. ...... South Korea 23,943 6,756,036
Illinois Tool Works, Inc. ............................... United States 13,625 3,355,838
29,868,761
Marine Transportation 0.6%
AP Moller - Maersk A/S, B ............................. United States 5,552 12,739,350
COSCO SHIPPING Holdings Co. Ltd., H .................. China 2,898,000 5,116,511
17,855,861
Metals & Mining 1.8%
China Hongqiao Group Ltd. ............................ China 1,349,500 5,667,528

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Fortescue Ltd. ...................................... Australia 2,569,714 $ 37,575,633
Newmont Corp. ..................................... United States 70,403 7,029,740
50,272,901
Oil, Gas & Consumable Fuels 1.8%
ORLEN SA ........................................ Poland 291,133 7,772,300
Parex Resources, Inc. ................................ Canada 552,062 7,420,891
PetroChina Co. Ltd., H ............................... China 12,574,000 13,553,504
Suncor Energy, Inc. .................................. Canada 520,825 23,116,578
51,863,273
Personal Care Products 0.3%
a
Oddity Tech Ltd., A .................................. Israel 73,762 2,963,757
Unilever plc ........................................ United Kingdom 78,280 5,114,595
8,078,352
Pharmaceuticals 3.4%
Eli Lilly & Co. ...................................... United States 7,566 8,131,029
GSK plc .......................................... United States 446,558 10,948,359
Johnson & Johnson ................................. United States 290,019 60,019,432
Novartis AG ....................................... United States 57,680 7,948,073
Richter Gedeon Nyrt. ................................ Hungary 142,678 4,313,145
Shionogi & Co. Ltd. .................................. Japan 279,900 5,066,141
96,426,179
Professional Services 0.6%
Recruit Holdings Co. Ltd. ............................. Japan 311,500 17,503,678
Residential REITs 0.7%
Sun Communities, Inc. ............................... United States 158,201 19,602,686
Retail REITs 0.3%
Simon Property Group, Inc. ............................ United States 42,219 7,815,159
Semiconductors & Semiconductor Equipment 8.1%
Advantest Corp. .................................... Japan 78,200 9,888,227
Applied Materials, Inc. ................................ United States 18,287 4,699,576
ASML Holding NV ................................... Netherlands 4,579 4,933,965
Broadcom, Inc. ..................................... United States 65,618 22,710,390
KLA Corp. ......................................... United States 33,633 40,866,786
Lam Research Corp. ................................. United States 48,429 8,290,076
MediaTek, Inc. ..................................... Taiwan 126,000 5,721,054
Novatek Microelectronics Corp. ......................... Taiwan 275,000 3,269,632
NVIDIA Corp. ...................................... United States 475,954 88,765,421
QUALCOMM, Inc. ................................... United States 22,324 3,818,520
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ......... Taiwan 75,485 22,939,137
Tokyo Electron Ltd. .................................. Japan 70,100 15,613,189
231,515,973
Software 5.0%
a
Adobe, Inc. ........................................ United States 15,879 5,557,491
a
AppLovin Corp., A ................................... United States 26,063 17,561,771
a
Atlassian Corp., A ................................... United States 22,990 3,727,599
a
Cadence Design Systems, Inc. ......................... United States 11,322 3,539,031
a
Check Point Software Technologies Ltd. .................. Israel 48,794 9,054,215
a
Dropbox, Inc., A .................................... United States 118,904 3,305,531
a
Fair Isaac Corp. .................................... United States 6,588 11,137,805
a
HubSpot, Inc. ...................................... United States 5,408 2,170,230
Microsoft Corp. ..................................... United States 121,363 58,693,574
a
Monday.com Ltd. .................................... United States 17,636 2,602,368

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Palantir Technologies, Inc., A ........................... United States 82,965 $ 14,747,029
a
ServiceNow, Inc. .................................... United States 39,675 6,077,813
a
Trend Micro, Inc. .................................... Japan 69,200 2,874,033
141,048,490
Specialized REITs 0.2%
Rayonier, Inc. ...................................... United States 308,306 6,674,825
Specialty Retail 0.7%
a
AutoZone, Inc. ..................................... United States 1,266 4,293,639
Best Buy Co., Inc. ................................... United States 107,413 7,189,152
Industria de Diseno Textil SA ........................... Spain 67,640 4,461,851
Lowe's Cos., Inc. .................................... United States 13,677 3,298,346
19,242,988
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc. ........................................ United States 289,815 78,789,106
Samsung Electronics Co. Ltd. .......................... South Korea 183,341 15,366,707
Seagate Technology Holdings plc ....................... United States 28,532 7,857,428
Western Digital Corp. ................................ United States 19,846 3,418,870
105,432,111
Textiles, Apparel & Luxury Goods 0.9%
a
Deckers Outdoor Corp. ............................... United States 27,452 2,845,949
a
Lululemon Athletica, Inc. .............................. United States 34,952 7,263,375
Pandora A/S ....................................... Denmark 21,415 2,368,200
Ralph Lauren Corp., A ................................ United States 19,280 6,817,601
Tapestry, Inc. ...................................... United States 53,280 6,807,586
26,102,711
Tobacco 1.1%
Altria Group, Inc. .................................... United States 546,904 31,534,485
Trading Companies & Distributors 0.6%
Fastenal Co. ....................................... United States 133,174 5,344,272
WW Grainger, Inc. ................................... United States 12,558 12,671,650
18,015,922
Wireless Telecommunication Services 0.5%
SK Telecom Co. Ltd. ................................. South Korea 90,206 3,349,223
TIM SA ........................................... Brazil 818,000 3,174,631
Vodafone Group plc ................................. United Kingdom 5,939,151 7,916,945
14,440,799
Total Common Stocks (Cost $1,275,936,197) ..................................
1,770,725,264
Management Investment Companies 6.3%
Capital Markets 6.3%
d
Franklin BSP Lending Fund, Class R6 .................... United States 6,624,581 66,908,268
d
Franklin BSP Private Credit Fund, Class Advisor ............ United States 2,251,013 21,857,337
d
Franklin FTSE India ETF .............................. United States 165,050 6,369,280
d
Franklin High Yield Corporate ETF ...................... United States 205,000 5,005,075
d
Franklin Systematic Style Premia ETF .................... United States 2,225,000 59,874,750
VanEck J.P. Morgan EM Local Currency Bond ETF .......... United States 773,281 19,966,115
179,980,825
Total Management Investment Companies (Cost $175,427,914) .................
179,980,825

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.8%
Banks 0.8%
e
Itausa SA, 10.7% ................................... Brazil 10,084,717 $ 21,480,227
Total Preferred Stocks (Cost $20,490,418) ....................................
21,480,227
Principal
Amount
*
Corporate Bonds 6.6%
Automobile Components 0.1%
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 3,250,000 2,817,694
Banks 0.6%
JPMorgan Chase & Co. , Sub. Bond , 5.576% to 7/22/35, FRN
thereafter , 7/23/36 ................................. United States 6,482,000 6,707,775
b
UniCredit SpA , Senior Preferred Bond , 144A, 3.127% to 6/02/31,
FRN thereafter , 6/03/32 ............................. Italy 9,889,000 9,194,687
15,902,462
Biotechnology 0.4%
AbbVie, Inc. , Senior Bond , 5.4% , 3/15/54 .................
United States 9,088,000 8,843,014
b
Grifols SA , Senior Note , 144A, 4.75% , 10/15/28 ............ Spain 1,862,000 1,840,289
10,683,303
Broadline Retail 0.2%
c
Alibaba Group Holding Ltd. , Senior Bond , 3.4% , 12/06/27 ..... China 6,300,000 6,251,408
Capital Markets 0.3%
b
Amvest RCF Custodian BV , Senior Note , Reg S, 3.875% , 3/25/30 Netherlands 1,400,000 EUR 1,668,112
Deutsche Bank AG , Senior Non-Preferred Bond , 3.547% to
9/17/30, FRN thereafter , 9/18/31 ...................... Germany 5,817,000 5,553,949
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 7.125% , 4/30/31 .............................. United States 1,228,000 1,291,059
8,513,120
Chemicals 0.2%
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 5,825,000 6,050,719
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 3,956,000 3,573,398
Senior Note, 2.45%, 10/29/26 ........................ Ireland 5,527,000 5,453,395
OneMain Finance Corp. , Senior Bond , 5.375% , 11/15/29 ......
United States 1,308,000 1,309,591
10,336,384
Diversified Telecommunication Services 0.2%
b
Orange SA , Senior Bond , Reg S, 1.875% , 9/12/30 ........... France 4,900,000 EUR 5,476,494
Electric Utilities 0.3%
MidAmerican Energy Co. , Senior Bond , 4.25% , 5/01/46 .......
United States 10,392,000 8,711,691
Financial Services 0.2%
b
Woodside Finance Ltd. , Senior Bond , 144A, 4.5% , 3/04/29 .... Australia 4,654,000 4,656,928
Food Products 0.5%
b,f
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 9,434,504 9,864,893
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3.75%, 12/01/31 ........................ United States 4,800,000 4,568,005

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL, (continued)
Senior Note, 3%, 5/15/32 ........................... United States 1,310,362 $ 1,177,069
15,609,967
Ground Transportation 0.2%
b
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ...... United Kingdom 6,981,000 7,224,447
Hotel & Resort REITs 0.2%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 5,350,000 5,583,084
Household Durables 0.2%
Newell Brands, Inc. , Senior Note , 6.625% , 5/15/32 ..........
United States 5,856,000 5,689,288
Machinery 0.2%
b
Terex Corp. , Senior Note , 144A, 6.25% , 10/15/32 ........... United States 5,176,000 5,314,230
Media 0.5%
Comcast Corp. , Senior Bond , 3.75% , 4/01/40 ..............
United States 6,272,000 5,174,428
Paramount Global , Senior Bond , 4.95% , 1/15/31 ............
United States 9,346,000 8,991,660
14,166,088
Metals & Mining 0.5%
ArcelorMittal SA , Senior Bond , 4.25% , 7/16/29 .............
Luxembourg 6,981,000 6,994,119
b
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .... Australia 8,144,000 7,469,467
14,463,586
Oil, Gas & Consumable Fuels 0.8%
b
Aker BP ASA , Senior Bond , 144A, 3.1% , 7/15/31 ............ Norway 9,191,000 8,446,827
Canadian Natural Resources Ltd. , Senior Bond , 3.85% , 6/01/27
Canada 6,399,000 6,385,907
b
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% ,
1/15/33 ......................................... United States 7,450,000 7,074,608
21,907,342
Pharmaceuticals 0.4%
AstraZeneca plc , Senior Bond , 4% , 1/17/29 ................
United Kingdom 4,654,000 4,666,224
Takeda Pharmaceutical Co. Ltd. , Senior Note , 5% , 11/26/28 ...
Japan 6,500,000 6,653,305
11,319,529
Trading Companies & Distributors 0.1%
b
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......... United States 3,876,000 4,081,519
Wireless Telecommunication Services 0.1%
Vodafone Group plc , Senior Bond , 6.15% , 2/27/37 ...........
United Kingdom 2,680,000 2,915,823
Total Corporate Bonds (Cost $183,467,397) ...................................
187,675,106
Foreign Government and Agency Securities 14.5%
Asian Development Bank , Senior Note , 4.875% , 5/21/26 ......
Supranational
g
16,478,000 16,547,811
Australia Government Bond ,
b
Reg S, 1%, 11/21/31 ............................... Australia 22,871,000 AUD 12,599,270
b
Belgium Government Bond , Senior Bond , 144A, Reg S, 0.35% ,
6/22/32 ......................................... Belgium 4,833,114 EUR 4,828,151
h
Brazil Notas do Tesouro Nacional , Index Linked, 6% , 8/15/26 .. Brazil 36,628,648 BRL 6,539,184
b
Bundesrepublik Deutschland Bundesanleihe ,
Reg S, 8/15/30 .................................... Germany 16,633,000 EUR 17,530,306
Reg S, 2.3%, 2/15/33 ............................... Germany 34,723,602 EUR 39,882,424
Reg S, 1%, 5/15/38 ................................ Germany 22,214,198 EUR 20,550,553

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Bundesrepublik Deutschland Bundesanleihe, (continued)
Reg S, 2.5%, 8/15/54 ............................... Germany 2,303,832 EUR $ 2,236,745
b
Bundesschatzanweisungen , Reg S, 1.7% , 6/10/27 .......... Germany 10,373,600 EUR 12,127,272
Canada Government Bond ,
3.25%, 9/01/28 ................................... Canada 34,072,000 CAD 25,170,657
2.5%, 12/01/32 ................................... Canada 41,137,000 CAD 28,689,352
2.75%, 6/01/33 ................................... Canada 19,081,000 CAD 13,462,980
China Government Bond ,
2.5%, 7/25/27 .................................... China 121,580,000 CNY 17,718,474
2.44%, 10/15/27 ................................... China 47,210,000 CNY 6,890,589
b
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.125%, 9/15/31 ............. Finland 2,437,000 EUR 2,471,794
Senior Bond, 144A, Reg S, 0.5%, 4/15/43 ............... Finland 2,085,000 EUR 1,466,424
b
France Government Bond ,
144A, Reg S, 2.75%, 2/25/30 ......................... France 4,770,335 EUR 5,621,355
144A, Reg S, 11/25/31 .............................. France 5,786,000 EUR 5,722,885
144A, Reg S, 2%, 11/25/32 .......................... France 10,670,996 EUR 11,669,270
Japan Government Bond ,
0.5%, 6/20/29 .................................... Japan 2,802,000,000 JPY 17,368,143
1.4%, 3/20/35 .................................... Japan 1,445,850,000 JPY 8,770,450
2.4%, 3/20/55 .................................... Japan 707,550,000 JPY 3,711,950
b
Netherlands Government Bond , 144A, Reg S, 3.25% , 1/15/44 .. Netherlands 2,432,271 EUR 2,795,066
b
New Zealand Government Bond , Reg S, 3.5% , 4/14/33 ....... New Zealand 12,660,000 NZD 6,985,123
b
Portugal Obrigacoes do Tesouro , Senior Bond , 144A, Reg S,
2.875% , 7/21/26 ................................... Portugal 6,298,945 EUR 7,437,071
Spain Bonos Y Oblig del Estado ,
b
Senior Bond, 144A, Reg S, 2.7%, 10/31/48 .............. Spain 2,008,000 EUR 1,927,269
Senior Note, 2.5%, 5/31/27 .......................... Spain 3,087,000 EUR 3,645,508
Senior Note, 3.5%, 5/31/29 .......................... Spain 4,964,000 EUR 6,037,407
b
United Kingdom Gilt ,
Reg S, 4.125%, 1/29/27 ............................. United Kingdom 37,373,008 GBP 50,591,199
Reg S, 4.375%, 3/07/30 ............................. United Kingdom 11,002,284 GBP 15,083,834
Reg S, 4.625%, 1/31/34 ............................. United Kingdom 15,140,000 GBP 20,769,919
Reg S, 4.5%, 12/07/42 .............................. United Kingdom 13,370,859 GBP 16,975,071
Total Foreign Government and Agency Securities (Cost $405,219,539) ..........
413,823,506
U.S. Government and Agency Securities 3.8%
U.S. Treasury Bonds ,
4.125%, 8/15/44 .................................. United States 9,929,000 9,115,675
1.25%, 5/15/50 ................................... United States 10,770,900 5,159,514
4.75%, 5/15/55 ................................... United States 5,150,100 5,061,985
U.S. Treasury Notes ,
3.875%, 5/31/27 .................................. United States 21,009,200 21,118,349
4%, 1/31/29 ..................................... United States 24,915,000 25,237,143
0.625%, 5/15/30 .................................. United States 11,950,600 10,489,686
2.75%, 8/15/32 ................................... United States 19,769,600 18,431,677
3.875%, 8/15/34 .................................. United States 13,796,500 13,587,128
Total U.S. Government and Agency Securities (Cost $106,272,325) ..............
108,201,157
Mortgage-Backed Securities 2.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC Pool, 30 Year, 2%, 7/01/51 ...................... United States 4,920,137 4,005,407
FHLMC Pool, 30 Year, 5%, 7/01/53 ...................... United States 4,880,658 4,886,813
FHLMC Pool, 30 Year, 5%, 9/01/53 ...................... United States 16,506,507 16,523,071
FHLMC Pool, 30 Year, 6%, 3/01/54 - 8/01/54 ............... United States 5,491,324 5,642,906

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 6.5%, 5/01/55 ..................... United States 10,215,253 $ 10,618,434
41,676,631
Federal National Mortgage Association (FNMA) Fixed Rate 1.4%
FNMA, 30 Year, 2%, 4/01/52 ........................... United States 3,048,454 2,473,588
FNMA, 30 Year, 2.5%, 12/01/51 ......................... United States 4,380,523 3,718,078
FNMA, 30 Year, 3%, 4/01/52 ........................... United States 4,065,043 3,605,204
FNMA, 30 Year, 5.5%, 3/01/54 - 12/01/54 ................. United States 18,591,527 18,869,765
FNMA, 30 Year, 6%, 7/01/55 ........................... United States 11,777,211 12,102,086
40,768,721
Total Mortgage-Backed Securities (Cost $80,799,781) ..........................
82,445,352
Total Long Term Investments (Cost $2,247,613,571) ...........................
2,764,331,437
a
Short Term Investments 2.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.5%
d,i
Franklin Institutional U.S. Government Money Market Fund,
3.681% ......................................... United States 72,376,533 72,376,533
Total Money Market Funds (Cost $72,376,533) ................................
72,376,533
Total Short Term Investments (Cost $72,376,533 ) ..............................
72,376,533
a
Total Investments (Cost $2,319,990,104) 99.6% ................................
$2,836,707,970
Other Assets, less Liabilities 0.4% ...........................................
11,314,695
Net Assets 100.0% .........................................................
$2,848,022,665
a a a

Franklin Fund Allocator Series
Schedule of Investments
Franklin Global Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Forward Exchange Contracts
Currency
Counter-
party
a
Type
Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a
a
a
a
a
a
a
a
OTC Forward Exchange Contracts
British Pound ......
JPHQ
Sell
74,861,000
100,442,022
1/07/26
$ —
$ (466,692)
Canadian Dollar ....
BZWS
Sell
91,834,000
66,099,886
1/07/26
—
(813,978)
Chinese Yuan ......
BZWS
Sell
171,953,000
24,263,052
1/07/26
—
(390,063)
Euro .............
BZWS
Sell
125,300,000
146,938,546
1/07/26
—
(327,976)
New Zealand Dollar .
BZWS
Sell
12,120,000
6,848,299
2/17/26
—
(141,957)
Total Forward Exchange Contracts ...................................................
—
$(2,140,666)
Net unrealized appreciation (depreciation) ............................................
$(2,140,666)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
At December 31, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
See Note  7  regarding other derivative information.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $354,390,067, representing 12.4% of net assets.
c
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At December 31, 2025, the aggregate value of these securities was
$29,592,748, representing 1.0% of net assets.
d
See Note 3(g) regarding investments in affiliated management investment companies.
e
Variable rate security. The rate shown represents the yield at period end.
f
Income may be received in additional securities and/or cash.
g
A supranational organization is an entity formed by two or more central governments through international treaties.
h
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(e).
i
The rate shown is the annualized seven-day effective yield at period end.
See Abbreviations on page 77.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.17 $17.92 $15.77 $19.99 $19.64
Income from investment operations
a
:
Net investment income
b,c
........................ 0.33 0.27 0.28 0.20 0.23
Net realized and unrealized gains (losses) ........... 3.15 2.43 2.45 (3.65) 2.97
Total from investment operations .................... 3.48 2.70 2.73 (3.45) 3.20
Less distributions from:
Net investment income .......................... (0.38) (0.39) (0.22) (0.18) (0.48)
Net realized gains ............................. (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ............................... (1.95) (0.45) (0.58) (0.77) (2.85)
Net asset value, end of year ....................... $21.70 $20.17 $17.92 $15.77 $19.99
Total return
d
................................... 17.79% 15.14% 17.59% (17.16)% 16.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.62% 0.63% 0.64% 0.67% 0.66%
Expenses net of waiver and payments by affiliates
e
...... 0.62%
f
0.63%
f
0.64%
f
0.66%
g
0.66%
f
Net investment income
c
........................... 1.55% 1.38% 1.65% 1.15% 1.07%
Supplemental data
Net assets, end of year (000’s) ..................... $1,295,214 $1,170,322 $1,077,785 $977,212 $1,258,769
Portfolio turnover rate ............................ 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.27 $17.13 $15.12 $19.24 $19.03
Income from investment operations
a
:
Net investment income
b,c
........................ 0.16 0.11 0.14 0.06 0.04
Net realized and unrealized gains (losses) ........... 3.00 2.34 2.35 (3.50) 2.91
Total from investment operations .................... 3.16 2.45 2.49 (3.44) 2.95
Less distributions from:
Net investment income .......................... (0.23) (0.25) (0.12) (0.09) (0.37)
Net realized gains ............................. (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ............................... (1.80) (0.31) (0.48) (0.68) (2.74)
Net asset value, end of year ....................... $20.63 $19.27 $17.13 $15.12 $19.24
Total return
d
................................... 16.90% 14.35% 16.66% (17.82)% 15.59%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.37% 1.38% 1.39% 1.42% 1.41%
Expenses net of waiver and payments by affiliates
e
...... 1.37%
f
1.38%
f
1.39%
f
1.41%
g
1.41%
f
Net investment income
c
........................... 0.77% 0.60% 0.87% 0.36% 0.20%
Supplemental data
Net assets, end of year (000’s) ..................... $89,318 $90,351 $92,540 $95,210 $141,604
Portfolio turnover rate ............................ 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $19.81 $17.60 $15.50 $19.68 $19.38
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.21 0.23 0.15 0.16
Net realized and unrealized gains (losses) ........... 3.10 2.40 2.41 (3.59) 2.93
Total from investment operations .................... 3.36 2.61 2.64 (3.44) 3.09
Less distributions from:
Net investment income .......................... (0.33) (0.34) (0.18) (0.15) (0.42)
Net realized gains ............................. (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ............................... (1.90) (0.40) (0.54) (0.74) (2.79)
Net asset value, end of year ....................... $21.27 $19.81 $17.60 $15.50 $19.68
Total return .................................... 17.48% 14.90% 17.30% (17.40)% 16.14%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.87% 0.88% 0.89% 0.92% 0.91%
Expenses net of waiver and payments by affiliates
d
...... 0.87%
e
0.88%
e
0.89%
e
0.91%
f
0.91%
e
Net investment income
c
........................... 1.28% 1.10% 1.39% 0.88% 0.77%
Supplemental data
Net assets, end of year (000’s) ..................... $42,288 $39,771 $39,993 $37,341 $54,097
Portfolio turnover rate ............................ 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.30 $18.03 $15.86 $20.10 $19.73
Income from investment operations
a
:
Net investment income
b,c
........................ 0.42 0.35 0.36 0.26 0.29
Net realized and unrealized gains (losses) ........... 3.16 2.44 2.45 (3.68) 3.01
Total from investment operations .................... 3.58 2.79 2.81 (3.42) 3.30
Less distributions from:
Net investment income .......................... (0.45) (0.46) (0.28) (0.23) (0.56)
Net realized gains ............................. (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ............................... (2.02) (0.52) (0.64) (0.82) (2.93)
Net asset value, end of year ....................... $21.86 $20.30 $18.03 $15.86 $20.10
Total return .................................... 18.18% 15.52% 18.01% (16.92)% 16.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.33% 0.33% 0.33% 0.34% 0.34%
Expenses net of waiver and payments by affiliates
d
...... 0.30% 0.30% 0.30% 0.29%
e
0.30%
Net investment income
c
........................... 1.96% 1.76% 2.12% 1.51% 1.37%
Supplemental data
Net assets, end of year (000’s) ..................... $14,802 $10,924 $7,793 $4,071 $5,434
Portfolio turnover rate ............................ 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $20.32 $18.05 $15.88 $20.12 $19.76
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.32 0.32 0.24 0.28
Net realized and unrealized gains (losses) ........... 3.17 2.45 2.48 (3.68) 2.98
Total from investment operations .................... 3.56 2.77 2.80 (3.44) 3.26
Less distributions from:
Net investment income .......................... (0.43) (0.44) (0.27) (0.21) (0.53)
Net realized gains ............................. (1.57) (0.06) (0.36) (0.59) (2.37)
Total distributions ............................... (2.00) (0.50) (0.63) (0.80) (2.90)
Net asset value, end of year ....................... $21.88 $20.32 $18.05 $15.88 $20.12
Total return .................................... 18.08% 15.42% 17.88% (16.99)% 16.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.37% 0.38% 0.39% 0.42% 0.41%
Expenses net of waiver and payments by affiliates
d
...... 0.37%
e
0.38%
e
0.39%
e
0.41%
f
0.41%
e
Net investment income
c
........................... 1.81% 1.64% 1.89% 1.39% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $62,582 $52,456 $47,511 $43,957 $60,851
Portfolio turnover rate ............................ 28.92% 33.45% 28.72% 29.59% 59.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin Growth Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
s
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 3.3%
a
Franklin BSP Lending Fund, Class R6 .................................... 3,485,879 $ 35,207,380
a
Franklin Systematic Style Premia ETF .................................... 559,832 15,065,079
50,272,459
Domestic Equity 62.5%
a
Franklin Growth Fund, Class R6 ........................................ 1,082,346 147,209,916
a
Franklin U.S. Core Equity (IU) Fund ..................................... 17,975,134 354,649,400
a
Franklin U.S. Equity Index ETF ......................................... 2,588,425 154,736,047
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,565,526 108,537,918
a,b
Putnam Large Cap Growth Fund, Class R6 ................................ 639,133 52,945,805
a
Putnam Large Cap Value Fund, Class R6 ................................. 3,114,933 122,323,426
940,402,512
Domestic Fixed Income 11.4%
a
Franklin Investment Grade Corporate ETF ................................. 1,931,647 41,820,158
a
Franklin U.S. Core Bond ETF .......................................... 3,976,388 85,989,390
a
Franklin U.S. Treasury Bond ETF ....................................... 2,125,293 43,611,012
171,420,560
Foreign Equity 20.8%
a
ClearBridge International Growth Fund, Class IS ............................ 263,695 19,550,334
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 5,242,512 69,043,880
a
Franklin International Core Equity (IU) Fund ............................... 9,561,066 129,934,885
iShares Core MSCI EAFE ETF ......................................... 214,122 19,155,354
a
Templeton Developing Markets Trust, Class R6 ............................. 1,727,167 45,199,973
a
Templeton Foreign Fund, Class R6 ...................................... 3,254,464 30,103,793
312,988,219
Foreign Fixed Income 1.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,533,305 13,677,080
Vanguard Total International Bond ETF ................................... 116,350 5,622,032
19,299,112
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,028,856,027) ..............................................................
1,494,382,862
a a a a
Short Term Investments 0.7%
a
Money Market Funds 0.7%
a,c
Franklin Institutional U.S. Government Money Market Fund, 3.681% ............. 10,186,394 10,186,394
Total Money Market Funds (Cost $10,186,394) ..................................
10,186,394
Total Short Term Investments (Cost $10,186,394) ................................
10,186,394
a
Total Investments (Cost $1,039,042,421) 100.0% ................................
$1,504,569,256
Other Assets, less Liabilities (0.0)%
†
...........................................
(364,652)
Net Assets 100.0% ...........................................................
$1,504,204,604
See Abbreviations on page 77.

Franklin Fund Allocator Series
Schedule of Investments
Franklin Growth Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.73 $14.39 $12.93 $16.08 $16.17
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.29 0.27 0.22 0.22
Net realized and unrealized gains (losses) ........... 1.95 1.40 1.56 (2.82) 1.77
Total from investment operations .................... 2.30 1.69 1.83 (2.60) 1.99
Less distributions from:
Net investment income .......................... (0.42) (0.35) (0.28) (0.17) (0.41)
Net realized gains ............................. (1.04) — (0.09) (0.38) (1.67)
Total distributions ............................... (1.46) (0.35) (0.37) (0.55) (2.08)
Net asset value, end of year ....................... $16.57 $15.73 $14.39 $12.93 $16.08
Total return
d
................................... 15.03% 11.80% 14.37% (16.14)% 12.38%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 0.60% 0.61% 0.62% 0.63% 0.63%
Expenses net of waiver and payments by affiliates
e
...... 0.60%
f
0.61%
f
0.62%
f
0.63%
f,g
0.62%
Net investment income
c
........................... 2.12% 1.90% 2.02% 1.59% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $1,516,055 $1,434,337 $1,398,350 $1,349,466 $1,794,149
Portfolio turnover rate ............................ 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.08 $13.81 $12.41 $15.49 $15.64
Income from investment operations
a
:
Net investment income
b,c
........................ 0.21 0.17 0.16 0.11 0.07
Net realized and unrealized gains (losses) ........... 1.86 1.34 1.51 (2.72) 1.73
Total from investment operations .................... 2.07 1.51 1.67 (2.61) 1.80
Less distributions from:
Net investment income .......................... (0.30) (0.24) (0.18) (0.09) (0.28)
Net realized gains ............................. (1.04) — (0.09) (0.38) (1.67)
Total distributions ............................... (1.34) (0.24) (0.27) (0.47) (1.95)
Net asset value, end of year ....................... $15.81 $15.08 $13.81 $12.41 $15.49
Total return
d
................................... 14.11% 10.96% 13.62% (16.85)% 11.55%
Ratios to average net assets
Expenses before waiver and payments by affiliates
e
..... 1.35% 1.36% 1.37% 1.38% 1.37%
Expenses net of waiver and payments by affiliates
e
...... 1.35%
f
1.36%
f
1.36% 1.38%
f,g
1.37%
f,g
Net investment income
c
........................... 1.33% 1.12% 1.22% 0.79% 0.43%
Supplemental data
Net assets, end of year (000’s) ..................... $91,084 $99,039 $111,516 $130,268 $205,894
Portfolio turnover rate ............................ 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.70 $14.36 $12.90 $16.05 $16.15
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.25 0.24 0.19 0.17
Net realized and unrealized gains (losses) ........... 1.95 1.40 1.56 (2.82) 1.77
Total from investment operations .................... 2.25 1.65 1.80 (2.63) 1.94
Less distributions from:
Net investment income .......................... (0.38) (0.31) (0.25) (0.14) (0.37)
Net realized gains ............................. (1.04) — (0.09) (0.38) (1.67)
Total distributions ............................... (1.42) (0.31) (0.34) (0.52) (2.04)
Net asset value, end of year ....................... $16.53 $15.70 $14.36 $12.90 $16.05
Total return .................................... 14.70% 11.55% 14.12% (16.37)% 12.05%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.85% 0.86% 0.87% 0.88% 0.87%
Expenses net of waiver and payments by affiliates
d
...... 0.85%
e
0.86%
e
0.87%
e
0.88%
e,f
0.87%
e
Net investment income
c
........................... 1.83% 1.64% 1.77% 1.34% 1.01%
Supplemental data
Net assets, end of year (000’s) ..................... $48,519 $52,744 $52,883 $52,069 $69,211
Portfolio turnover rate ............................ 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.73 $14.39 $12.92 $16.08 $16.17
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.34 0.34 0.27 0.27
Net realized and unrealized gains (losses) ........... 1.96 1.40 1.55 (2.83) 1.78
Total from investment operations .................... 2.35 1.74 1.89 (2.56) 2.05
Less distributions from:
Net investment income .......................... (0.47) (0.40) (0.33) (0.22) (0.47)
Net realized gains ............................. (1.04) — (0.09) (0.38) (1.67)
Total distributions ............................... (1.51) (0.40) (0.42) (0.60) (2.14)
Net asset value, end of year ....................... $16.57 $15.73 $14.39 $12.92 $16.08
Total return .................................... 15.38% 12.15% 14.82% (15.91)% 12.74%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.31% 0.31% 0.32% 0.33% 0.33%
Expenses net of waiver and payments by affiliates
d
...... 0.29% 0.29% 0.30% 0.28%
e
0.30%
Net investment income
c
........................... 2.39% 2.23% 2.48% 1.97% 1.60%
Supplemental data
Net assets, end of year (000’s) ..................... $10,280 $13,412 $12,031 $6,065 $7,261
Portfolio turnover rate ............................ 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.75 $14.41 $12.94 $16.10 $16.19
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.33 0.30 0.25 0.27
Net realized and unrealized gains (losses) ........... 1.95 1.40 1.58 (2.83) 1.76
Total from investment operations .................... 2.34 1.73 1.88 (2.58) 2.03
Less distributions from:
Net investment income .......................... (0.46) (0.39) (0.32) (0.20) (0.45)
Net realized gains ............................. (1.04) — (0.09) (0.38) (1.67)
Total distributions ............................... (1.50) (0.39) (0.41) (0.58) (2.12)
Net asset value, end of year ....................... $16.59 $15.75 $14.41 $12.94 $16.10
Total return .................................... 15.29% 12.07% 14.71% (15.97)% 12.64%
Ratios to average net assets
Expenses before waiver and payments by affiliates
d
..... 0.36% 0.36% 0.37% 0.38% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.35% 0.36%
e
0.36% 0.38%
e,f
0.37%
Net investment income
c
........................... 2.39% 2.17% 2.24% 1.78% 1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $54,554 $47,615 $42,895 $48,288 $78,346
Portfolio turnover rate ............................ 25.18% 37.85% 22.15% 33.29% 56.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin Moderate Allocation Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.6%
Alternative Strategies 3.4%
a
Franklin BSP Lending Fund, Class R6 .................................... 4,002,590 $ 40,426,161
a
Franklin Systematic Style Premia ETF .................................... 650,198 17,496,828
57,922,989
Domestic Equity 47.8%
a
Franklin Growth Fund, Class R6 ........................................ 946,458 128,727,820
a
Franklin U.S. Core Equity (IU) Fund ..................................... 20,420,267 402,891,875
a
Franklin U.S. Equity Index ETF ......................................... 724,600 43,316,588
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 1,368,842 94,901,816
a,b
Putnam Large Cap Growth Fund, Class R6 ................................ 558,762 46,287,826
a
Putnam Large Cap Value Fund, Class R6 ................................. 2,723,450 106,949,900
823,075,825
Domestic Fixed Income 28.0%
a
Franklin Investment Grade Corporate ETF ................................. 5,443,573 117,853,355
a
Franklin U.S. Core Bond ETF .......................................... 11,170,266 241,557,002
a
Franklin U.S. Treasury Bond ETF ....................................... 5,950,372 122,101,633
481,511,990
Foreign Equity 15.9%
a
ClearBridge International Growth Fund, Class IS ............................ 230,522 17,090,865
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 4,582,774 60,355,134
a
Franklin International Core Equity (IU) Fund ............................... 8,358,257 113,588,714
iShares Core MSCI EAFE ETF ......................................... 187,172 16,744,407
a
Templeton Developing Markets Trust, Class R6 ............................. 1,509,842 39,512,578
a
Templeton Foreign Fund, Class R6 ...................................... 2,845,032 26,316,549
273,608,247
Foreign Fixed Income 4.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 4,485,161 40,007,637
a
Franklin High Yield Corporate ETF ...................................... 830,770 20,283,250
Vanguard Total International Bond ETF ................................... 340,450 16,450,544
76,741,431
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,303,174,670) ..............................................................
1,712,860,482
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,c
Franklin Institutional U.S. Government Money Market Fund, 3.681% ............. 8,403,989 8,403,989
Total Money Market Funds (Cost $8,403,989) ...................................
8,403,989
Total Short Term Investments (Cost $8,403,989) .................................
8,403,989
a
Total Investments (Cost $1,311,578,659) 100.1% .................................
$1,721,264,471
Other Assets, less Liabilities (0.1)% ...........................................
(771,989)
Net Assets 100.0% ...........................................................
$1,720,492,482
See Abbreviations on page 77.

Franklin Fund Allocator Series
Schedule of Investments
Franklin Moderate Allocation Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $17,021,311 $— $2,095,255,723
Cost - Controlled affiliates (Note 3g) ......................... — — 66,700,000
Cost - Non-controlled affiliates (Note 3f and 3g) ................. 723,309,204 660,181,233 158,034,381
Value - Unaffiliated issuers ................................ $19,290,498 $— $2,604,316,727
Value - Controlled affiliates (Note 3g) ......................... — — 66,908,268
Value - Non-controlled affiliates (Note 3f and 3g) ................ 852,155,184 1,028,416,978 165,482,975
Cash .................................................. 89,857 — 1,044,783
Receivables:
Investment securities sold ................................. 317,638 1,154,322 —
Capital shares sold ...................................... 112,499 128,789 97,533
Dividends and interest ................................... 20,384 — 12,059,488
European Union tax reclaims (Note 1 d ) ....................... — — 583,570
Affiliates .............................................. — 117 —
Deposits with brokers for:
OTC derivative contracts ................................ — — 2,780,112
Total assets ........................................ 871,986,060 1,029,700,206 2,853,273,456
Liabilities:
Payables:
Capital shares redeemed ................................. 421,200 332,365 385,075
Management & Asset allocation fees ......................... 187,219 — 1,384,932
Administrative fees ...................................... — 26,298 —
Distribution fees ........................................ 213,625 227,953 612,050
Transfer agent fees ...................................... 143,957 147,697 493,072
Trustees' fees and expenses ............................... 102 34 153
Distributions to shareholders ............................... 62 — 1,010
Unrealized depreciation on OTC forward exchange contracts ........ — — 2,140,666
Accrued expenses and other liabilities ......................... 59,354 61,151 233,833
Total liabilities ....................................... 1,025,519 795,498 5,250,791
Net assets, at value ............................... $870,960,541 $1,028,904,708 $2,848,022,665
Net assets consist of:
Paid-in capital ........................................... $755,995,608 $558,599,268 $2,291,160,246
Total distributable earnings (losses) ........................... 114,964,933 470,305,440 556,862,419
Net assets, at value ............................... $870,960,541 $1,028,904,708 $2,848,022,665

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Class A:
Net assets, at value ..................................... $735,549,082 $910,583,522 $2,645,771,266
Shares outstanding ...................................... 49,957,607 37,145,874 153,476,151
Net asset value per share
a,b
................................ $14.72 $24.51 $17.24
Maximum offering price per share (net asset value per share ÷
94.50%)
b
.............................................. $15.58 $25.94 $18.24
Class C:
Net assets, at value ..................................... $45,445,953 $38,568,247 $54,940,941
Shares outstanding ...................................... 3,170,036 1,641,192 3,230,400
Net asset value and maximum offering price per share
a,b
.......... $14.34 $23.50 $17.01
Class R:
Net assets, at value ..................................... $41,085,967 $2,125,037 $4,516,536
Shares outstanding ...................................... 2,805,505 87,020 261,208
Net asset value and maximum offering price per share
b
........... $14.65 $24.42 $17.29
Class R6:
Net assets, at value ..................................... $19,697,704 $4,270,633 $6,994,618
Shares outstanding ...................................... 1,340,540 173,201 391,667
Net asset value and maximum offering price per share
b
........... $14.69 $24.66 $17.86
Advisor Class:
Net assets, at value ..................................... $29,181,835 $73,357,269 $135,799,304
Shares outstanding ...................................... 1,982,189 2,975,666 7,803,944
Net asset value and maximum offering price per share
b
........... $14.72 $24.65 $17.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $19,355,598 $28,152,463
Cost - Controlled affiliates (Note 3 f ) ........................................... 343,319,635 347,390,356
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 676,367,188 936,035,840
Value - Unaffiliated issuers ................................................. $24,777,386 $33,194,951
Value - Controlled affiliates (Note 3 f ) .......................................... 553,628,165 576,835,723
Value - Non-controlled affiliates (Note 3 f ) ....................................... 926,163,705 1,111,233,797
Cash ................................................................... 154,270 179,129
Receivables:
Investment securities sold .................................................. — 320,271
Capital shares sold ....................................................... 1,104,058 590,491
Dividends .............................................................. 35,111 38,637
Total assets ......................................................... 1,505,862,695 1,722,392,999
Liabilities:
Payables:
Capital shares redeemed .................................................. 591,732 712,026
Asset allocation fees ...................................................... 324,935 371,585
Distribution fees ......................................................... 369,060 421,429
Transfer agent fees ....................................................... 301,215 318,309
Trustees' fees and expenses ................................................ — 116
Accrued expenses and other liabilities .......................................... 71,149 77,052
Total liabilities ........................................................ 1,658,091 1,900,517
Net assets, at value ................................................ $1,504,204,604 $1,720,492,482
Net assets consist of:
Paid-in capital ............................................................ $1,001,937,571 $1,302,423,434
Total distributable earnings (losses) ............................................ 502,267,033 418,069,048
Net assets, at value ................................................ $1,504,204,604 $1,720,492,482

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Class A:
Net assets, at value ...................................................... $1,295,213,794 $1,516,055,023
Shares outstanding ....................................................... 59,686,032 91,490,618
Net asset value per share
a,b
................................................. $21.70 $16.57
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $22.96 $17.53
Class C:
Net assets, at value ...................................................... $89,318,009 $91,084,231
Shares outstanding ....................................................... 4,329,552 5,759,615
Net asset value and maximum offering price per share
a,b
........................... $20.63 $15.81
Class R:
Net assets, at value ...................................................... $42,288,033 $48,518,549
Shares outstanding ....................................................... 1,988,491 2,935,322
Net asset value and maximum offering price per share
b
............................ $21.27 $16.53
Class R6:
Net assets, at value ...................................................... $14,802,487 $10,280,446
Shares outstanding ....................................................... 677,091 620,542
Net asset value and maximum offering price per share
b
............................ $21.86 $16.57
Advisor Class:
Net assets, at value ...................................................... $62,582,281 $54,554,233
Shares outstanding ....................................................... 2,859,723 3,287,958
Net asset value and maximum offering price per share
b
............................ $21.88 $16.59
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $–, $– and $2,280,416, respectively)
Unaffiliated issuers ...................................... $652,786 $— $36,082,428
Controlled affiliates (Note 3g) .............................. — — 1,010,428
Non-controlled affiliates (Note 3f and 3g) ...................... 27,199,110 7,301,799 7,900,101
Interest:
Unaffiliated issuers ...................................... 15,910 — 33,459,888
Other income (Note 1 d ) .................................... — — 10,174
Total investment income ................................. 27,867,806 7,301,799 78,463,019
Expenses:
Management & Asset allocation fees (Note 3 a ) ................... 2,139,457 — 16,001,188
Administrative fees (Note 3 b ) ................................ — 299,211 —
Distribution fees: (Note 3c )
    Class A .............................................. 1,821,493 2,208,221 6,405,658
    Class C .............................................. 481,564 393,251 572,529
    Class R .............................................. 202,320 10,330 22,733
Transfer agent fees: (Note 3e )
    Class A .............................................. 599,259 717,933 2,186,200
    Class C .............................................. 39,612 31,810 48,575
    Class R .............................................. 33,276 1,683 3,863
    Class R6 ............................................. 5,383 4,178 3,097
    Advisor Class .......................................... 23,483 56,357 107,101
Custodian fees .......................................... 9,652 — 97,262
Reports to shareholders fees ................................ 39,322 40,502 210,415
Registration and filing fees .................................. 62,191 99,121 108,047
Professional fees ......................................... 59,180 60,007 79,869
Trustees' fees and expenses ................................ 9,294 10,904 29,389
Other .................................................. 20,662 20,373 116,161
Total expenses ....................................... 5,546,148 3,953,881 25,992,087
Expenses waived/paid by affiliates (Note 3 g and 3 h ) ............ (26,284) (4,201) (458,260)
Net expenses ....................................... 5,519,864 3,949,680 25,533,827
Net investment income .............................. 22,347,942 3,352,119 52,929,192

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 1,278,250 — 100,709,133
Non-controlled affiliates (Note 3f and 3g) .................... 16,782,845 6,851,575 81,206
Foreign currency transactions .............................. — — (52,160)
Forward exchange contracts ............................... — — (15,957,342)
Futures contracts ....................................... — — 14,103
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f and 3g) .................... 15,076,543 113,262,077 925,482
Net realized gain (loss) ................................ 33,137,638 120,113,652 85,720,422
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (299,451) — 276,435,911
Controlled affiliates (Note 3g) ............................. — — 208,268
Non-controlled affiliates (Note 3f and 3g) .................... 42,761,373 9,474,369 4,440,875
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — 556,202
Forward exchange contracts ............................... — — (13,193,346)
Net change in unrealized appreciation (depreciation) .......... 42,461,922 9,474,369 268,447,910
Net realized and unrealized gain (loss) .......................... 75,599,560 129,588,021 354,168,332
Net increase (decrease) in net assets resulting from operations ........ $97,947,502 $132,940,140 $407,097,524

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
Franklin Growth
Allocation Fund
Franklin
Moderate
Allocation Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $1,002,440 $1,225,808
Controlled affiliates (Note 3 f ) ................................................ 11,316,228 11,381,254
Non-controlled affiliates (Note 3 f ) ............................................ 18,307,588 32,772,152
Interest:
Unaffiliated issuers ....................................................... 23,402 26,507
Total investment income .................................................. 30,649,658 45,405,721
Expenses:
Asset allocation fees (Note 3 a ) ................................................ 3,539,782 4,174,203
Distribution fees: (Note 3c )
    Class A ............................................................... 3,044,199 3,654,752
    Class C ............................................................... 876,008 931,652
    Class R ............................................................... 206,865 263,113
Transfer agent fees: (Note 3e )
    Class A ............................................................... 1,231,781 1,299,329
    Class C ............................................................... 88,497 82,669
    Class R ............................................................... 41,845 46,597
    Class R6 .............................................................. 7,351 5,002
    Advisor Class ........................................................... 57,989 45,553
Custodian fees ........................................................... 20,535 20,602
Reports to shareholders fees ................................................. 60,142 67,860
Registration and filing fees ................................................... 67,874 69,149
Professional fees .......................................................... 60,878 60,014
Trustees' fees and expenses ................................................. 15,135 17,925
Other ................................................................... 28,817 31,987
Total expenses ........................................................ 9,347,698 10,770,407
Expenses waived/paid by affiliates (Note 3 f and 3 h ) ............................. (46,092) (49,748)
Net expenses ........................................................ 9,301,606 10,720,659
Net investment income ............................................... 21,348,052 34,685,062
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 4,097,241 3,862,187
Controlled affiliates (Note 3 f ) .............................................. 11,873,979 14,760,676
Non-controlled affiliates (Note 3 f ) ........................................... 36,518,984 34,264,349
Capital gain distributions from Underlying Funds:
Controlled affiliates (Note 3 f ) .............................................. 20,020,416 19,582,690
Non-controlled affiliates (Note 3 f ) ........................................... 27,301,294 23,873,234
Net realized gain (loss) ................................................. 99,811,914 96,343,136
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 246,826 (214,083)
Controlled affiliates (Note 3 f ) .............................................. 64,008,189 63,266,619
Non-controlled affiliates (Note 3 f ) ........................................... 47,530,765 39,131,141
Net change in unrealized appreciation (depreciation) ........................... 111,785,780 102,183,677
Net realized and unrealized gain (loss) ........................................... 211,597,694 198,526,813
Net increase (decrease) in net assets resulting from operations ......................... $232,945,746 $233,211,875

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
Franklin Conservative Allocation Fund Franklin Corefolio Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $22,347,942 $20,698,450 $3,352,119 $4,292,214
Net realized gain (loss) ............ 33,137,638 19,582,695 120,113,652 73,576,827
Net change in unrealized appreciation
(depreciation) ................. 42,461,922 28,356,827 9,474,369 56,516,323
Net increase (decrease) in net
assets resulting from operations . 97,947,502 68,637,972 132,940,140 134,385,364
Distributions to shareholders:
Class A ........................ (43,353,250) (18,959,519) (65,212,620) (52,408,857)
Class C ........................ (2,468,745) (1,010,101) (2,829,481) (2,330,249)
Class R ........................ (2,334,006) (914,805) (144,450) (125,253)
Class R6 ....................... (901,295) (183,761) (265,065) (323,118)
Advisor Class ................... (1,797,909) (748,695) (5,224,447) (4,210,566)
Total distributions to shareholders ..... (50,855,205) (21,816,881) (73,676,063) (59,398,043)
Capital share transactions: (Note 2 )
Class A ........................ (36,702,956) (76,049,013) (11,771,776) (1,803,386)
Class C ........................ (8,774,783) (14,906,242) (4,350,953) (3,881,717)
Class R ........................ (941,200) (3,871,903) (269,867) 170,023
Class R6 ....................... 12,689,567 1,224,664 248,929 (1,614,653)
Advisor Class ................... 1,864,525 (3,403,335) 1,410,167 2,993,306
Total capital share transactions ....... (31,864,847) (97,005,829) (14,733,500) (4,136,427)
Net increase (decrease) in net
assets ..................... 15,227,450 (50,184,738) 44,530,577 70,850,894
Net assets:
Beginning of year .................. 855,733,091 905,917,829 984,374,131 913,523,237
End of year ...................... $870,960,541 $855,733,091 $1,028,904,708 $984,374,131

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
Franklin Global Allocation Fund Franklin Growth Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $52,929,192 $40,642,182 $21,348,052 $17,854,734
Net realized gain (loss) ............ 85,720,422 78,115,504 99,811,914 73,441,629
Net change in unrealized appreciation
(depreciation) ................. 268,447,910 211,875,758 111,785,780 95,149,940
Net increase (decrease) in net
assets resulting from operations . 407,097,524 330,633,444 232,945,746 186,446,303
Distributions to shareholders:
Class A ........................ (128,890,429) (28,202,493) (111,240,450) (26,422,324)
Class C ........................ (2,547,180) (272,883) (7,598,471) (1,498,663)
Class R ........................ (212,591) (39,408) (3,672,895) (820,250)
Class R6 ....................... (318,660) (68,814) (1,216,879) (258,231)
Advisor Class ................... (6,695,355) (1,550,886) (5,398,931) (1,309,949)
Total distributions to shareholders ..... (138,664,215) (30,134,484) (129,127,626) (30,309,417)
Capital share transactions: (Note 2 )
Class A ........................ (124,796,384) (238,597,409) 35,217,068 (40,883,835)
Class C ........................ (12,997,548) (16,762,298) (7,098,011) (13,157,285)
Class R ........................ (603,392) (25,879) (457,363) (4,966,805)
Class R6 ....................... 1,123,066 837,322 2,992,971 2,138,737
Advisor Class ................... 6,312,877 1,754,246 5,908,463 (1,066,416)
Total capital share transactions ....... (130,961,381) (252,794,018) 36,563,128 (57,935,604)
Net increase (decrease) in net
assets ..................... 137,471,928 47,704,942 140,381,248 98,201,282
Net assets:
Beginning of year .................. 2,710,550,737 2,662,845,795 1,363,823,356 1,265,622,074
End of year ...................... $2,848,022,665 $2,710,550,737 $1,504,204,604 $1,363,823,356

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
Franklin Moderate Allocation Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $34,685,062 $30,833,391
Net realized gain (loss) ................................................. 96,343,136 70,351,258
Net change in unrealized appreciation (depreciation) ........................... 102,183,677 83,006,866
Net increase (decrease) in net assets resulting from operations ................ 233,211,875 184,191,515
Distributions to shareholders:
Class A ............................................................. (128,760,815) (32,629,335)
Class C ............................................................. (7,678,708) (1,675,254)
Class R ............................................................. (4,322,606) (1,083,731)
Class R6 ............................................................ (935,554) (342,147)
Advisor Class ........................................................ (4,710,100) (1,188,020)
Total distributions to shareholders .......................................... (146,407,783) (36,918,487)
Capital share transactions: (Note 2 )
Class A ............................................................. 5,512,598 (91,615,486)
Class C ............................................................. (12,442,496) (22,086,342)
Class R ............................................................. (7,100,950) (4,997,345)
Class R6 ............................................................ (3,780,911) 234,902
Advisor Class ........................................................ 4,353,715 662,962
Total capital share transactions ............................................ (13,458,044) (117,801,309)
Net increase (decrease) in net assets ................................... 73,346,048 29,471,719
Net assets:
Beginning of year ....................................................... 1,647,146,434 1,617,674,715
End of year ........................................................... $1,720,492,482 $1,647,146,434

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, five of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.

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Notes to Financial Statements
54
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Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
55
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c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement.
At December 31, 2025, certain or all Funds had OTC
derivatives in a net liability position and the aggregate value of collateral pledged for such contracts was as follows:
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between
the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
Net Liability
Position
Aggregate
Value of
Collateral
Pledged
Franklin Global Allocation Fund $2,140,666 $2,780,112
1. Organization and Significant Accounting Policies
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
56
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sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end,
if any, are listed in the Funds' Schedules of Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid by the Funds,
and the Funds previously passed through to its shareholders
foreign taxes incurred by the Funds to be used as a credit
or deduction on a shareholder’s income tax return, the
Funds will enter into a closing agreement with the Internal
Revenue Service (IRS) in order to pay the associated tax
liability on behalf of the Funds' shareholders.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Funds' federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
57
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Annual Report
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 4,488,960 $64,947,588 2,610,505 $61,688,301
Shares issued in reinvestment of distributions .......... 2,902,516 42,447,120 2,772,637 64,157,495
Shares redeemed ............................... (9,966,158) (144,097,664) (5,831,375) (137,617,572)
Net increase (decrease) .......................... (2,574,682) $(36,702,956) (448,233) $(11,771,776)
Year ended December 31, 2024
Shares sold
a
................................... 4,392,631 $60,171,639 2,702,482 $62,501,396
Shares issued in reinvestment of distributions .......... 1,336,871 18,544,114 2,247,575 51,472,241
Shares redeemed ............................... (11,289,882) (154,764,766) (5,005,189) (115,777,023)
Net increase (decrease) .......................... (5,560,380) $(76,049,013) (55,132) $(1,803,386)
Class C
1. Organization and Significant Accounting Policies
(continued)
e. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

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Notes to Financial Statements
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Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 331,697 $4,683,062 216,356 $4,915,093
Shares issued in reinvestment of distributions .......... 171,634 2,444,500 127,676 2,820,060
Shares redeemed
a
.............................. (1,130,192) (15,902,345) (532,448) (12,086,106)
Net increase (decrease) .......................... (626,861) $(8,774,783) (188,416) $(4,350,953)
Year ended December 31, 2024
Shares sold ................................... 452,480 $6,080,993 243,389 $5,393,113
Shares issued in reinvestment of distributions .......... 74,000 999,491 105,273 2,315,710
Shares redeemed
a
.............................. (1,647,439) (21,986,726) (521,261) (11,590,540)
Net increase (decrease) .......................... (1,120,959) $(14,906,242) (172,599) $(3,881,717)
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 517,169 $7,407,799 4,868 $115,287
Shares issued in reinvestment of distributions .......... 159,700 2,323,315 6,281 144,450
Shares redeemed ............................... (743,518) (10,672,314) (22,009) (529,604)
Net increase (decrease) .......................... (66,649) $(941,200) (10,860) $(269,867)
Year ended December 31, 2024
Shares sold ................................... 519,446 $7,137,798 6,916 $159,339
Shares issued in reinvestment of distributions .......... 66,017 910,941 5,491 125,253
Shares redeemed ............................... (873,765) (11,920,642) (5,210) (114,569)
Net increase (decrease) .......................... (288,302) $(3,871,903) 7,197 $170,023
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 1,235,757 $18,108,392 51,957 $1,255,068
Shares issued in reinvestment of distributions .......... 61,167 901,295 11,271 263,985
Shares redeemed ............................... (437,281) (6,320,120) (54,556) (1,270,124)
Net increase (decrease) .......................... 859,643 $12,689,567 8,672 $248,929
Year ended December 31, 2024
Shares sold ................................... 172,575 $2,343,659 29,445 $692,133
Shares issued in reinvestment of distributions .......... 13,249 183,665 13,992 322,070
Shares redeemed ............................... (94,915) (1,302,660) (109,964) (2,628,856)
Net increase (decrease) .......................... 90,909 $1,224,664 (66,527) $(1,614,653)
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Franklin Conservative Allocation
Fund
Franklin Corefolio Allocation
Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 623,728 $8,960,028 387,888 $9,073,113
Shares issued in reinvestment of distributions .......... 117,939 1,725,405 205,345 4,793,891
Shares redeemed ............................... (608,252) (8,820,908) (533,663) (12,456,837)
Net increase (decrease) .......................... 133,415 $1,864,525 59,570 $1,410,167
Year ended December 31, 2024
Shares sold ................................... 381,402 $5,271,282 533,407 $12,237,907
Shares issued in reinvestment of distributions .......... 48,548 673,470 166,182 3,830,162
Shares redeemed ............................... (677,571) (9,348,087) (561,105) (13,074,763)
Net increase (decrease) .......................... (247,621) $(3,403,335) 138,484 $2,993,306
Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 5,615,682 $92,698,951 5,730,620 $120,278,190
Shares issued in reinvestment of distributions .......... 7,371,787 123,487,530 5,217,918 110,108,792
Shares redeemed ............................... (20,689,233) (340,982,865) (9,279,634) (195,169,914)
Net increase (decrease) .......................... (7,701,764) $(124,796,384) 1,668,904 $35,217,068
Year ended December 31, 2024
Shares sold
a
................................... 5,129,352 $77,516,994 5,274,570 $103,337,576
Shares issued in reinvestment of distributions .......... 1,753,339 26,983,547 1,303,861 26,133,891
Shares redeemed ............................... (22,724,662) (343,097,950) (8,718,738) (170,355,302)
Net increase (decrease) .......................... (15,841,971) $(238,597,409) (2,140,307) $(40,883,835)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 503,869 $8,191,591 615,466 $12,261,432
Shares issued in reinvestment of distributions .......... 153,342 2,523,027 378,157 7,570,528
Shares redeemed
a
.............................. (1,469,748) (23,712,166) (1,353,246) (26,929,971)
Net increase (decrease) .......................... (812,537) $(12,997,548) (359,623) $(7,098,011)
Year ended December 31, 2024
Shares sold ................................... 478,418 $7,140,642 753,997 $14,018,250
Shares issued in reinvestment of distributions .......... 17,960 271,007 77,986 1,491,106
Shares redeemed
a
.............................. (1,627,582) (24,173,947) (1,544,079) (28,666,641)
Net increase (decrease) .......................... (1,131,204) $(16,762,298) (712,096) $(13,157,285)
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin Global Allocation Fund Franklin Growth Allocation Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 25,410 $415,037 265,441 $5,491,662
Shares issued in reinvestment of distributions .......... 12,638 211,690 177,247 3,662,025
Shares redeemed ............................... (74,651) (1,230,119) (462,179) (9,611,050)
Net increase (decrease) .......................... (36,603) $(603,392) (19,491) $(457,363)
Year ended December 31, 2024
Shares sold ................................... 7,605 $115,593 236,712 $4,580,211
Shares issued in reinvestment of distributions .......... 2,547 39,261 41,585 818,211
Shares redeemed ............................... (12,235) (180,733) (542,759) (10,365,227)
Net increase (decrease) .......................... (2,083) $(25,879) (264,462) $(4,966,805)
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 183,050 $3,166,733 290,984 $6,187,604
Shares issued in reinvestment of distributions .......... 17,876 311,694 57,085 1,216,879
Shares redeemed ............................... (139,735) (2,355,361) (208,974) (4,411,512)
Net increase (decrease) .......................... 61,191 $1,123,066 139,095 $2,992,971
Year ended December 31, 2024
Shares sold ................................... 148,967 $2,325,107 182,613 $3,615,392
Shares issued in reinvestment of distributions .......... 4,165 66,427 12,781 258,231
Shares redeemed ............................... (100,306) (1,554,212) (89,632) (1,734,886)
Net increase (decrease) .......................... 52,826 $837,322 105,762 $2,138,737
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 1,454,326 $24,262,756 578,391 $12,257,734
Shares issued in reinvestment of distributions .......... 368,441 6,246,133 227,967 4,858,344
Shares redeemed ............................... (1,458,185) (24,196,012) (527,538) (11,207,615)
Net increase (decrease) .......................... 364,582 $6,312,877 278,820 $5,908,463
Year ended December 31, 2024
Shares sold ................................... 1,642,517 $24,850,693 468,165 $9,238,644
Shares issued in reinvestment of distributions .......... 92,599 1,440,046 57,408 1,159,997
Shares redeemed ............................... (1,613,172) (24,536,493) (577,237) (11,465,057)
Net increase (decrease) .......................... 121,944 $1,754,246 (51,664) $(1,066,416)
2. Shares of Beneficial Interest
(continued)

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Franklin Moderate Allocation
Fund
Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 7,403,406 $120,651,800
Shares issued in reinvestment of distributions .......... 7,811,860 127,272,357
Shares redeemed ............................... (14,885,033) (242,411,559)
Net increase (decrease) .......................... 330,233 $5,512,598
Year ended December 31, 2024
Shares sold
a
................................... 7,422,491 $114,170,384
Shares issued in reinvestment of distributions .......... 2,062,801 32,186,918
Shares redeemed ............................... (15,468,865) (237,972,788)
Net increase (decrease) .......................... (5,983,573) $(91,615,486)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 809,262 $12,614,674
Shares issued in reinvestment of distributions .......... 491,144 7,632,091
Shares redeemed
a
.............................. (2,109,207) (32,689,261)
Net increase (decrease) .......................... (808,801) $(12,442,496)
Year ended December 31, 2024
Shares sold ................................... 907,942 $13,353,030
Shares issued in reinvestment of distributions .......... 111,389 1,663,125
Shares redeemed
a
.............................. (2,527,211) (37,102,497)
Net increase (decrease) .......................... (1,507,880) $(22,086,342)
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 407,473 $6,589,631
Shares issued in reinvestment of distributions .......... 265,782 4,310,413
Shares redeemed ............................... (1,098,117) (18,000,994)
Net increase (decrease) .......................... (424,862) $(7,100,950)
Year ended December 31, 2024
Shares sold ................................... 637,889 $9,710,308
Shares issued in reinvestment of distributions .......... 69,498 1,081,128
Shares redeemed ............................... (1,029,642) (15,788,781)
Net increase (decrease) .......................... (322,255) $(4,997,345)
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin Corefolio Allocation Fund and Franklin Global Allocation Fund, pay an asset allocation fee to
Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin Moderate Allocation
Fund
Shares Amount
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 56,530 $920,213
Shares issued in reinvestment of distributions .......... 57,470 935,554
Shares redeemed ............................... (346,135) (5,636,678)
Net increase (decrease) .......................... (232,135) $(3,780,911)
Year ended December 31, 2024
Shares sold ................................... 152,775 $2,345,233
Shares issued in reinvestment of distributions .......... 21,913 342,147
Shares redeemed ............................... (158,090) (2,452,478)
Net increase (decrease) .......................... 16,598 $234,902
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 1,015,344 $16,628,378
Shares issued in reinvestment of distributions .......... 274,046 4,475,621
Shares redeemed ............................... (1,024,196) (16,750,284)
Net increase (decrease) .......................... 265,194 $4,353,715
Year ended December 31, 2024
Shares sold ................................... 873,798 $13,443,124
Shares issued in reinvestment of distributions .......... 69,885 1,092,290
Shares redeemed ............................... (897,647) (13,872,452)
Net increase (decrease) .......................... 46,036 $662,962
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Corp. (FTIC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC ( Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Franklin Global Allocation Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.581% of the Fund’s average daily net assets.
Under a subadvisory agreement, FTIC, an affiliate of Advisers, provides subadvisory services to the Franklin Global Allocation
Fund. The subadvisory fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Franklin Corefolio Allocation Fund pays an administrative fee to FT Services of 0.03% per year of the average daily net assets of the Fund for administrative services including monitoring and rebalancing the percentage of the Fund's investment in the
Underlying Funds.
Under an agreement with Advisers, FT Services provides administrative services to Franklin Global Allocation Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Under an agreement with Advisers, FT Services provides administrative services to the Funds, except for Franklin Corefolio
Allocation Fund and Franklin Global Allocation Fund and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.600% Up to and including $1 billion
0.570% Over $1 billion, up to and including $5 billion
0.550% In excess of $5 billion
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Class A ............................... 0.25% 0.35% 0.35% 0.25%
Class C ............................... 1.00% 1.00% 1.00% 1.00%
Class R ............................... 0.50% 0.50% 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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The Board has set the current rate at 0.25% per year for Class A shares, for Franklin Corefolio Allocation Fund and Franklin
Global Allocation Fund, until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
Moderate
Allocation Fund
Class A ............................... 0.25%
Class C ............................... 1.00%
Class R ............................... 0.50%
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $28,085 $80,845 $64,247 $122,869
CDSC retained ........................... $6,104 $4,060 $17,420 $21,680
Franklin
Moderate
Allocation Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $116,591
CDSC retained ........................... $22,782
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Transfer agent fees ........................ $300,107 $399,616 $869,916 $666,092
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

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f. Investments in FT Underlying Funds
Certain or all Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly,
25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Administrative fees, if any, paid by the Funds are waived on assets invested in the Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the administrative fees, if applicable, paid directly or indirectly by the Underlying Funds. Asset allocation fees paid by the Funds, if any, are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of
Operations, in an amount not to exceed the asset allocation fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended December 31, 2025, were as follows:
Franklin
Moderate
Allocation Fund
Transfer agent fees ........................ $629,333
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 32,632,925 $ 2,612,091 $ (5,291,947) $ (1,489,193) $ 4,300,986 $ 32,764,862 3,673,191 $ 1,429,690
ClearBridge International Growth
Fund, Class IS ............ 5,870,363 2,053,923 (2,942,142) 328,918 620,412 5,931,474 80,004 411,748
Franklin BSP Lending Fund, Class
R6 ..................... — 20,400,000 — — 64,829 20,464,829 2,026,221 310,343
Franklin Emerging Market Core
Equity (IU) Fund ........... 12,979,823 6,385,956 (2,399,241) 25,140 3,955,585 20,947,263 1,590,529 612,312
Franklin Growth Fund, Class R6 . 61,035,865 8,879,617 (26,789,445) 12,143,513 (10,574,636) 44,694,914 328,615 5,676,722
a
Franklin High Yield Corporate ETF 37,821,562 1,034,059 (22,920,032) (428,773) 1,105,907 16,612,723 680,431 1,918,997
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 73,842 99,679,764 (95,672,355) — — 4,081,251 4,081,251 401,235
Franklin International Aggregate
Bond ETF ................ 14,164,485 3,058,781 (17,333,386) (1,505,355) 1,615,475 — — 38,545
Franklin International Core Equity
(IU) Fund ................ 38,812,275 14,338,085 (20,237,541) 2,214,390 4,298,607 39,425,816 2,901,090 5,081,001
a
Franklin Investment Grade
Corporate ETF ............ 94,539,513 11,955,802 (12,609,444) (684,214) 3,318,893 96,520,550 4,458,224 4,484,762
Franklin Systematic Style Premia
ETF .................... 8,839,551 141,389 (1,058,940) 98,699 935,649 8,956,348 332,826 237,372
Franklin U.S. Core Bond ETF ... 197,813,507 24,159,922 (29,224,904) (5,001,264) 10,087,278 197,834,539 9,148,418 8,393,084
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Core Equity (IU) Fund $ 137,754,964 $ 19,088,517 $ (33,217,868) $ 5,131,914 $ 11,124,293 $ 139,881,820 7,089,803 $ 5,053,806
a
Franklin U.S. Equity Index ETF . 13,989,990 16,628,785 (17,286,621) 3,652,676 (1,945,796) 15,039,034 251,573 165,438
Franklin U.S. Large Cap Multifactor
Index ETF ............... 32,052,741 9,802,471 (13,571,313) 3,875,362 788,227 32,947,488 475,227 372,451
Franklin U.S. Treasury Bond ETF 99,291,154 12,653,119 (13,927,487) (1,926,969) 3,912,310 100,002,127 4,873,398 4,108,488
Putnam Large Cap Growth Fund,
Class R6 ................ — 16,631,135 (188,993) (3,833) (367,279) 16,071,030 194,001 788,337
a
Putnam Large Cap Value Fund,
Class R6 ................ 35,392,831 6,564,967 (9,131,073) (481,061) 4,784,094 37,129,758 945,499 2,029,302
a
Templeton Developing Markets
Trust, Class R6 ............ 8,390,538 5,558,676 (3,753,248) 94,085 3,424,771 13,714,822 524,067 399,662
a
Templeton Foreign Fund, Class R6 8,943,982 2,290,200 (4,150,224) 738,810 1,311,768 9,134,536 987,517 362,358
Total Non-Controlled Affiliates $840,399,911 $283,917,259 $(331,706,204) $16,782,845 $42,761,373 $852,155,184 $42,275,653
Total Affiliated Securities .... $840,399,911 $283,917,259 $(331,706,204) $16,782,845 $42,761,373 $852,155,184 $42,275,653
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 249,254,536 33,435,386 (23,509,331) 1,534,955 1,760,283 262,475,829 1,929,827 33,435,385
a
Franklin Growth Opportunities
Fund, Class R6 ............ 262,809,393 35,926,551 (24,034,038) 795,718 (16,171,302) 259,326,322 4,794,349 35,926,551
a
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 1,104 42,420,714 (41,815,797) — — 606,021 606,021 22,111
Franklin Mutual Shares Fund, Class
R6 ..................... 240,349,025 17,781,808 (22,426,143) 544,974 8,439,597 244,689,261 9,462,075 17,781,808
a
Templeton Growth Fund, Inc., Class
R6 ..................... 231,465,919 33,398,021 (22,966,114) 3,975,928 15,445,791 261,319,545 9,188,451 33,398,021
a
Total Non-Controlled Affiliates $983,879,977 $162,962,480 $(134,751,423) $6,851,575 $9,474,369 $1,028,416,978 $120,563,876
Total Affiliated Securities .... $983,879,977 $162,962,480 $(134,751,423) $6,851,575 $9,474,369 $1,028,416,978 $120,563,876
Franklin Growth Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 40,250,539 21,421,103 (5,590,617) 40,655 12,922,200 69,043,880 5,242,512 1,998,660
Franklin International Core Equity
(IU) Fund ................ 120,278,099 43,249,438 (54,071,077) 4,610,395 15,868,030 129,934,885 9,561,066 16,652,176
a
Franklin U.S. Core Equity (IU) Fund 329,433,361 32,499,054 (49,723,903) 7,222,929 35,217,959 354,649,400 17,975,134 12,685,808
a
Total Controlled Affiliates .... $489,961,999 $97,169,595 $(109,385,597) $11,873,979 $64,008,189 $553,628,165 $31,336,644
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Controlled Affiliates (continued)
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 14,291,640 $ 3,173,141 $ (5,050,943) $ (835,271) $ 2,098,513 $ 13,677,080 1,533,305 $ 629,579
ClearBridge International Growth
Fund, Class IS ............ 18,192,123 6,082,200 (7,706,529) 834,326 2,148,214 19,550,334 263,695 1,355,619
a
Franklin BSP Lending Fund, Class
R6 ..................... — 35,100,000 — — 107,380 35,207,380 3,485,879 529,890
Franklin Growth Fund, Class R6 . 189,184,355 23,636,739 (71,061,239) 30,868,534 (25,418,473) 147,209,916 1,082,346 18,710,270
a
Franklin High Yield Corporate ETF 16,562,939 2,413,485 (19,282,959) 393,679 (87,144) — — 811,072
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 35,400 114,316,386 (104,165,392) — — 10,186,394 10,186,394 675,886
Franklin International Aggregate
Bond ETF ................ 6,203,125 5,326,677 (11,603,419) (131,841) 205,458 — — 18,891
Franklin Investment Grade
Corporate ETF ............ 41,402,203 12,595,986 (13,563,697) (410,955) 1,796,621 41,820,158 1,931,647 2,063,878
Franklin Systematic Style Premia
ETF .................... 14,172,820 1,108,479 (1,939,238) 47,371 1,675,647 15,065,079 559,832 399,272
Franklin U.S. Core Bond ETF ... 86,630,085 26,449,231 (29,577,564) (1,665,874) 4,153,512 85,989,390 3,976,388 3,866,396
Franklin U.S. Equity Index ETF . 140,725,006 40,283,190 (46,294,287) 3,165,549 16,856,589 154,736,047 2,588,425 1,662,417
Franklin U.S. Large Cap Multifactor
Index ETF ............... 99,353,811 22,399,221 (29,045,152) 4,299,747 11,530,291 108,537,918 1,565,526 1,213,483
Franklin U.S. Treasury Bond ETF 43,483,203 13,682,966 (14,500,573) (562,509) 1,507,925 43,611,012 2,125,293 1,894,646
Putnam Large Cap Growth Fund,
Class R6 ................ — 54,606,915 (429,254) (8,895) (1,222,961) 52,945,805 639,133 2,598,560
a
Putnam Large Cap Value Fund,
Class R6 ................ 109,700,695 18,797,806 (20,378,651) (959,601) 15,163,177 122,323,426 3,114,933 6,666,389
a
Templeton Developing Markets
Trust, Class R6 ............ 26,018,653 21,599,446 (14,308,036) 360,761 11,529,149 45,199,973 1,727,167 1,317,673
Templeton Foreign Fund, Class R6 27,717,356 7,243,848 (11,468,241) 1,123,963 5,486,867 30,103,793 3,254,464 1,194,961
Total Non-Controlled Affiliates $833,673,414 $408,815,716 $(400,375,174) $36,518,984 $47,530,765 $926,163,705 $45,608,882
Total Affiliated Securities .... $1,323,635,413 $505,985,311 $(509,760,771) $48,392,963 $111,538,954 $1,479,791,870 $76,945,526
Franklin Moderate Allocation Fund
Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... 36,748,019 17,765,563 (5,682,042) 63,610 11,459,984 60,355,134 4,582,774 1,769,013
Franklin International Core Equity
(IU) Fund ................ 109,837,445 39,037,497 (53,929,611) 5,937,846 12,705,537 113,588,714 8,358,257 14,651,709
a
Franklin U.S. Core Equity (IU) Fund 389,883,942 40,937,286 (75,789,671) 8,759,220 39,101,098 402,891,875 20,420,267 14,543,222
a
Total Controlled Affiliates .... $536,469,406 $97,740,346 $(135,401,324) $14,760,676 $63,266,619 $576,835,723 $30,963,944
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Controlled Affiliates (continued)
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 40,115,920 $ 4,070,595 $ (7,661,294) $ (1,976,886) $ 5,459,302 $ 40,007,637 4,485,161 $ 1,763,293
ClearBridge International Growth
Fund, Class IS ............ 16,612,800 5,516,106 (7,752,737) 895,734 1,818,962 17,090,865 230,522 1,186,490
a
Franklin BSP Lending Fund, Class
R6 ..................... — 40,300,000 — — 126,161 40,426,161 4,002,590 611,132
Franklin Growth Fund, Class R6 . 172,741,512 21,799,513 (70,726,178) 34,234,179 (29,321,206) 128,727,820 946,458 16,360,734
a
Franklin High Yield Corporate ETF 46,494,463 1,442,838 (28,509,087) (296,498) 1,151,534 20,283,250 830,770 2,395,945
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 43,970 152,332,751 (143,972,732) — — 8,403,989 8,403,989 777,006
Franklin International Aggregate
Bond ETF ................ 17,413,179 5,394,236 (22,954,836) (1,746,515) 1,893,936 — — 48,986
Franklin Investment Grade
Corporate ETF ............ 116,218,058 17,104,816 (18,844,128) (836,997) 4,211,606 117,853,355 5,443,573 5,587,152
Franklin Systematic Style Premia
ETF .................... 17,060,933 700,287 (2,291,932) 146,688 1,880,852 17,496,828 650,198 463,721
Franklin U.S. Core Bond ETF ... 243,173,310 35,778,896 (43,814,351) (7,475,328) 13,894,475 241,557,002 11,170,266 10,457,836
Franklin U.S. Equity Index ETF . 39,598,162 37,964,584 (39,513,045) 7,230,957 (1,964,070) 43,316,588 724,600 477,581
Franklin U.S. Large Cap Multifactor
Index ETF ............... 90,722,941 20,506,335 (30,215,708) 5,286,175 8,602,073 94,901,816 1,368,842 1,075,578
Franklin U.S. Treasury Bond ETF 122,059,932 18,397,717 (20,855,165) (2,104,303) 4,603,452 122,101,633 5,950,372 5,119,399
Putnam Large Cap Growth Fund,
Class R6 ................ — 47,893,200 (540,910) (14,492) (1,049,972) 46,287,826 558,762 2,272,092
a
Putnam Large Cap Value Fund,
Class R6 ................ 100,168,991 16,282,890 (22,049,007) (1,066,179) 13,613,205 106,949,900 2,723,450 5,851,697
a
Templeton Developing Markets
Trust, Class R6 ............ 23,754,799 15,110,683 (9,629,233) 316,396 9,959,933 39,512,578 1,509,842 1,152,085
Templeton Foreign Fund, Class R6 25,310,968 6,049,947 (10,966,682) 1,671,418 4,250,898 26,316,549 2,845,032 1,044,659
Total Non-Controlled Affiliates $1,071,489,938 $446,645,394 $(480,297,025) $34,264,349 $39,131,141 $1,111,233,797 $56,645,386
Total Affiliated Securities .... $1,607,959,344 $544,385,740 $(615,698,349) $49,025,025 $102,397,760 $1,688,069,520 $87,609,330
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended December 31, 2025, investments in affiliated management investment companies were as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Conservative Allocation Fund, Franklin Moderate Allocation Fund and Franklin Growth
Allocation Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.45% based on the average net assets of each class until April 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin Global Allocation Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.70% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Global Allocation Fund
Controlled Affiliates
Dividends
Franklin BSP Lending Fund,
Class R6 ............... $ — $ 66,700,000 $ — $ — $ 208,268 $ 66,908,268 6,624,581 $ 1,010,428
Non-Controlled Affiliates
Dividends
Franklin BSP Private Credit
Fund, Class Advisor ........ $ 32,922,201 $ — $ (8,686,335) $ 81,206 $ (2,459,735) $ 21,857,337 2,251,013 $ 3,224,217
*
Franklin FTSE India ETF ..... 6,255,395 — — — 113,885 6,369,280 165,050 35,643
Franklin High Yield Corporate
ETF ................... 4,893,350 — — — 111,725 5,005,075 205,000 327,014
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ 25,651,499 581,297,200 (534,572,166) — — 72,376,533 72,376,533 3,651,839
Franklin Systematic Style Premia
ETF ................... 53,199,750 — — — 6,675,000 59,874,750 2,225,000 1,586,870
Total Non-Controlled Affiliates $122,922,195 $ 581,297,200 $ (543,258,501) $ 81,206 $ 4,440,875 $165,482,975 $ 8,825,583
Total Affiliated Securities ... $122,922,195 647,997,200 (543,258,501) 81,206 $4,649,143 $232,391,243 9,836,011
*Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Franklin Fund Allocator Series
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Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until April 30, 2026.
4. Income Taxes
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Conservative Allocation
Fund Franklin Corefolio Allocation Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $31,117,324 $21,816,881 $6,067,446 $12,836,918
Long term capital gain .................... 19,737,881 — 67,608,617 46,561,125
$50,855,205 $21,816,881 $73,676,063 $59,398,043
Franklin Global Allocation Fund Franklin Growth Allocation Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $72,264,321 $30,134,484 $33,553,253 $30,309,417
Long term capital gain .................... 66,399,894 — 95,574,373 —
$138,664,215 $30,134,484 $129,127,626 $30,309,417
Franklin Moderate Allocation Fund
2025 2024
Distributions paid from:
Ordinary income .......................................................... $57,839,519 $36,918,487
Long term capital gain ...................................................... 88,568,264 —
$146,407,783 $36,918,487
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
a a a a a
Cost of investments ....................... $769,809,483 $667,579,949 $2,340,902,411 $1,050,653,191
Unrealized appreciation ..................... $145,173,859 $368,235,745 $565,002,385 $466,867,842
Unrealized depreciation ..................... (43,537,660) (7,398,716) (71,337,492) (12,951,777)
Net unrealized appreciation (depreciation) ....... $101,636,199 $360,837,029 $493,664,893 $453,916,065
Distributable earnings:
Undistributed ordinary income ................ $126,155 $643,582 $35,101,080 $1,169,616
Undistributed long term capital gains ........... 13,202,578 108,824,830 27,319,871 47,181,352
Total distributable earnings .................. $13,328,733 $109,468,412 $62,420,951 $48,350,968
3. Transactions with Affiliates
(continued)
h. Waiver and Expense Reimbursements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, tax straddles and regulated investment companies.
Franklin Conservative Allocation Fund, Franklin Corefolio Allocation Fund, Franklin Growth Allocation Fund and Franklin
Moderate Allocation Fund, utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, were as follows:
6. Concentration of Risk
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Franklin Global Allocation Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
Franklin
Moderate
Allocation Fund
a a
Cost of investments .......................................................................... $1,345,963,233
Unrealized appreciation ........................................................................ $420,490,910
Unrealized depreciation ........................................................................ (45,189,672)
Net unrealized appreciation (depreciation) .......................................................... $375,301,238
Distributable earnings:
Undistributed ordinary income ................................................................... $1,335,079
Undistributed long term capital gains .............................................................. 41,432,733
Total distributable earnings ..................................................................... $42,767,812
Franklin
Conservative
Allocation Fund
Franklin
Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Purchases .............................. $201,607,910 $120,541,765 $873,236,027 $406,787,725
Sales .................................. $245,097,411 $92,935,625 $1,067,588,096 $431,283,771
Franklin
Moderate
Allocation Fund
Purchases ................................................................................. $417,534,790
Sales ..................................................................................... $495,978,813
4. Income Taxes
(continued)

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Notes to Financial Statements
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VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts and the average month end contract value for forward exchange contracts were as follows:
See Note 1(c) regarding derivative financial instruments.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Global Allocation Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ — Unrealized depreciation on OTC
forward exchange contracts
$ 2,140,666
Total .................... $— $2,140,666
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Global Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $(15,957,342) Forward exchange contracts $(13,193,346)
Equity contracts ..............
Futures contracts $14,103 Futures contracts —
Total ....................... $(15,943,239) $(13,193,346)
Franklin Global
Allocation Fund
Futures contracts ............................................................................ $5,006,712
Forward exchange contracts .................................................................... $379,145,892
6. Concentration of Risk
(continued)

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8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2025, the
Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ $ 846,899,602 $ 20,464,829 $ — $ 867,364,431
Short Term Investments ................... 4,081,251 — — 4,081,251
Total Investments in Securities ........... $850,980,853 $20,464,829 $— $871,445,682
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 1,027,810,957 — — 1,027,810,957
Short Term Investments ................... 606,021 — — 606,021
Total Investments in Securities ........... $1,028,416,978 $— $— $1,028,416,978

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Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 6,373,449 $ 19,244,030 $ — $ 25,617,479
Air Freight & Logistics ................... 6,491,472 — — 6,491,472
Automobiles .......................... 26,761,341 38,034,263 — 64,795,604
Banks ............................... 42,266,661 65,966,800 — 108,233,461
Beverages ........................... 5,647,225 3,031,453 — 8,678,678
Biotechnology ......................... 53,424,865 — — 53,424,865
Broadline Retail ....................... 38,994,732 — — 38,994,732
Capital Markets ........................ 21,082,346 25,380,203 — 46,462,549
Chemicals ........................... 3,029,019 3,445,265 — 6,474,284
Commercial Services & Supplies ........... 6,674,980 — — 6,674,980
Communications Equipment .............. 30,586,027 — — 30,586,027
Consumer Staples Distribution & Retail ...... 39,230,497 10,545,304 — 49,775,801
Diversified Telecommunication Services ..... 2,974,366 7,741,179 — 10,715,545
Electric Utilities ........................ 9,047,698 3,656,176 — 12,703,874
Electrical Equipment .................... — 12,714,542 — 12,714,542
Electronic Equipment, Instruments &
Components ........................ 3,502,575 — — 3,502,575
Entertainment ......................... 3,072,536 19,509,858 — 22,582,394
Financial Services ...................... 56,987,026 — — 56,987,026
Food Products ........................ 279,555 — — 279,555
Ground Transportation .................. 10,923,840 — — 10,923,840
Health Care Equipment & Supplies ......... 43,355,123 3,503,568 — 46,858,691
Health Care Providers & Services .......... 3,493,980 — — 3,493,980
Hotel & Resort REITs ................... 3,554,652 — — 3,554,652
Hotels, Restaurants & Leisure ............. 52,393,545 3,853,300 — 56,246,845
Household Durables .................... 3,450,867 5,363,910 — 8,814,777
Household Products .................... 6,211,209 — — 6,211,209
Insurance ............................ 3,122,192 26,826,944 — 29,949,136
Interactive Media & Services .............. 103,723,410 3,831,482 — 107,554,892
IT Services ........................... 26,170,249 3,644,235 — 29,814,484
Life Sciences Tools & Services ............ 8,312,161 — — 8,312,161
Machinery ............................ 15,138,055 14,730,706 — 29,868,761
Marine Transportation ................... — 17,855,861 — 17,855,861
Metals & Mining ....................... 7,029,740 43,243,161 — 50,272,901
Oil, Gas & Consumable Fuels ............. 30,537,469 21,325,804 — 51,863,273
Personal Care Products ................. 2,963,757 5,114,595 — 8,078,352
Pharmaceuticals ....................... 68,150,461 28,275,718 — 96,426,179
Professional Services ................... — 17,503,678 — 17,503,678
Residential REITs ...................... 19,602,686 — — 19,602,686
Retail REITs .......................... 7,815,159 — — 7,815,159
Semiconductors & Semiconductor Equipment . 192,089,906 39,426,067 — 231,515,973
Software ............................. 138,174,457 2,874,033 — 141,048,490
Specialized REITs ...................... 6,674,825 — — 6,674,825
Specialty Retail ........................ 14,781,137 4,461,851 — 19,242,988
Technology Hardware, Storage & Peripherals . 90,065,404 15,366,707 — 105,432,111
Textiles, Apparel & Luxury Goods .......... 23,734,511 2,368,200 — 26,102,711
Tobacco ............................. 31,534,485 — — 31,534,485
Trading Companies & Distributors .......... 18,015,922 — — 18,015,922
Wireless Telecommunication Services ....... — 14,440,799 — 14,440,799
Management Investment Companies :
Capital Markets ........................ 113,072,557 66,908,268 — 179,980,825
9. Fair Value Measurements
(continued)

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10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Preferred Stocks ......................... $ — $ 21,480,227 $ — $ 21,480,227
Corporate Bonds ........................ — 187,675,106 — 187,675,106
Foreign Government and Agency Securities .... — 413,823,506 — 413,823,506
U.S. Government and Agency Securities ....... — 108,201,157 — 108,201,157
Mortgage-Backed Securities ................ — 82,445,352 — 82,445,352
Short Term Investments ................... 72,376,533 — — 72,376,533
Total Investments in Securities ........... $1,472,894,662 $1,363,813,308
b
$— $2,836,707,970
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... — 2,140,666 — 2,140,666
Total Other Financial Instruments ......... $— $2,140,666 $— $2,140,666
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,459,175,482 35,207,380 — 1,494,382,862
Short Term Investments ................... 10,186,394 — — 10,186,394
Total Investments in Securities ........... $1,469,361,876 $35,207,380 $— $1,504,569,256
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds :
Capital Markets ........................ 1,672,434,321 40,426,161 — 1,712,860,482
Short Term Investments ................... 8,403,989 — — 8,403,989
Total Investments in Securities ........... $1,680,838,310 $40,426,161 $— $1,721,264,471
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $504,759,920, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

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11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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Notes to Financial Statements
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Annual Report
Abbreviations
Counterparty
BZWS
Barclays Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CNY
Chinese Yuan
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
NZD
New Zealand Dollar
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
78
franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Conservative Allocation Fund,
Franklin Corefolio Allocation Fund, Franklin Global Allocation Fund, Franklin Growth Allocation Fund and Franklin Moderate
Allocation Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Conservative Allocation Fund, Franklin Corefolio Allocation Fund, Franklin Global Allocation Fund, Franklin Growth Allocation
Fund and Franklin Moderate Allocation Fund (five of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31,
2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Fund Allocator Series
Tax Information (unaudited)
79
franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2025 :
Pursuant to:
Franklin Conservative
Allocation Fund
Franklin Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $21,958,760 $68,275,660 $66,399,894
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $2,326,463 $5,094,631 $13,317,843
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,205,298 $6,840,652 $31,297,377
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $3,636,884 $1,376,491 $48,476,323
Section 163(j) Interest Dividends Earned §163(j) $354,810 $13,385 $29,732,918
Interest Earned from Federal Obligations Note (1) — — $5,904,153
Pursuant to:
Franklin Growth
Allocation Fund
Franklin Moderate
Allocation Fund
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $98,485,378 $92,565,158
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $7,719,681 $6,666,836
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $13,883,012 $12,094,107
Short-Term Capital Gain Dividends Distributed §871(k)(2)(C) $8,503,347 $15,620,755
Section 163(j) Interest Dividends Earned §163(j) $550,949 $679,443
Franklin
Conservative
Allocation Fund
Franklin Corefolio
Allocation Fund
Franklin Global
Allocation Fund
Franklin Growth
Allocation Fund
Franklin Moderate
Allocation Fund
Foreign Taxes Paid $302,088 — $2,227,813 $993,743 $869,505
Foreign Source Income Earned $1,999,002 — $16,424,486 $6,404,555 $5,715,965

Franklin Fund Allocator Series
80
franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FAS-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

Franklin Fund
Allocator Series
Financial Statements and Other Important Information
Annual | December 31, 2025
Franklin LifeSmart
TM
Retirement Income Fund
Franklin LifeSmart
TM
2020 Retirement Target Fund
Franklin LifeSmart
TM
2025 Retirement Target Fund
Franklin LifeSmart
TM
2030 Retirement Target Fund
Franklin LifeSmart
TM
2035 Retirement Target Fund
Franklin LifeSmart
TM
2040 Retirement Target Fund
Franklin LifeSmart
TM
2045 Retirement Target Fund
Franklin LifeSmart
TM
2050 Retirement Target Fund
Franklin LifeSmart
TM
2055 Retirement Target Fund
Franklin LifeSmart
TM
2060 Retirement Target Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual
1
Financial Highlights and Schedules of Investments 2
Financial Statements 63
Notes to Financial Statements 77
Report of Independent Registered Public Accounting Firm 106
Tax Information 108
Changes In and Disagreements with Accountants 110
Results of Meeting(s) of Shareholders 110
Remuneration Paid to Directors, Officers and Others 110
Board Approval of Management and Subadvisory Agreements 110

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
2
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.45 $10.15 $9.59 $11.50 $11.62
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.50 0.52 0.52 0.53 0.36
Net realized and unrealized gains (losses) ........... 0.51 0.31 0.57 (1.88) 0.25
Total from investment operations .................... 1.01 0.83 1.09 (1.35) 0.61
Less distributions from:
Net investment income .......................... (0.53) (0.53) (0.53) (0.47) (0.43)
Net realized gains ............................. — — — (0.09) (0.30)
Total distributions ............................... (0.53) (0.53) (0.53) (0.56) (0.73)
Net asset value, end of year ....................... $10.93 $10.45 $10.15 $9.59 $11.50
Total return
d
................................... 9.91% 8.32% 11.61% (11.83)% 5.41%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.99% 0.99% 0.94% 0.98% 0.95%
Expenses net of waiver and payments by affiliates
e
...... 0.30% 0.30% 0.30%
f
0.30%
f
0.30%
f
Net investment income
c
........................... 4.71% 4.97% 5.32% 5.20% 3.05%
Supplemental data
Net assets , end of year (000’s) ..................... $37,981 $37,045 $38,172 $36,999 $46,058
Portfolio turnover rate ............................ 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
3
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.32 $10.03 $9.48 $11.36 $11.48
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.41 0.43 0.44 0.44 0.25
Net realized and unrealized gains (losses) ........... 0.51 0.31 0.56 (1.86) 0.27
Total from investment operations .................... 0.92 0.74 1.00 (1.42) 0.52
Less distributions from:
Net investment income .......................... (0.45) (0.45) (0.45) (0.37) (0.34)
Net realized gains ............................. — — — (0.09) (0.30)
Total distributions ............................... (0.45) (0.45) (0.45) (0.46) (0.64)
Net asset value, end of year ....................... $10.79 $10.32 $10.03 $9.48 $11.36
Total return
d
................................... 9.08% 7.48% 10.88% (12.53)% 4.56%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.74% 1.74% 1.69% 1.73% 1.70%
Expenses net of waiver and payments by affiliates
e
...... 1.05% 1.05% 1.05%
f
1.05%
f
1.05%
f
Net investment income
c
........................... 3.94% 4.21% 4.52% 4.29% 2.20%
Supplemental data
Net assets , end of year (000’s) ..................... $2,830 $2,928 $3,415 $4,145 $6,803
Portfolio turnover rate ............................ 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
4
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.42 $10.12 $9.56 $11.47 $11.59
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.48 0.49 0.50 0.50 0.33
Net realized and unrealized gains (losses) ........... 0.50 0.32 0.56 (1.88) 0.26
Total from investment operations .................... 0.98 0.81 1.06 (1.38) 0.59
Less distributions from:
Net investment income .......................... (0.51) (0.51) (0.50) (0.44) (0.41)
Net realized gains ............................. — — — (0.09) (0.30)
Total distributions ............................... (0.51) (0.51) (0.50) (0.53) (0.71)
Net asset value, end of year ....................... $10.89 $10.42 $10.12 $9.56 $11.47
Total return .................................... 9.66% 7.97% 11.36% (12.03)% 5.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.24% 1.25% 1.19% 1.23% 1.19%
Expenses net of waiver and payments by affiliates
d
...... 0.55% 0.55% 0.55%
e
0.55%
e
0.54%
e
Net investment income
c
........................... 4.47% 4.69% 5.06% 4.96% 2.80%
Supplemental data
Net assets , end of year (000’s) ..................... $1,205 $1,444 $1,643 $1,748 $2,197
Portfolio turnover rate ............................ 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
5
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.51 $10.21 $9.64 $11.55 $11.67
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.54 0.55 0.56 0.55 0.34
Net realized and unrealized gains (losses) ........... 0.51 0.32 0.57 (1.87) 0.31
Total from investment operations .................... 1.05 0.87 1.13 (1.32) 0.65
Less distributions from:
Net investment income .......................... (0.57) (0.57) (0.56) (0.50) (0.47)
Net realized gains ............................. — — — (0.09) (0.30)
Total distributions ............................... (0.57) (0.57) (0.56) (0.59) (0.77)
Net asset value, end of year ....................... $10.99 $10.51 $10.21 $9.64 $11.55
Total return .................................... 10.20% 8.73% 12.00% (11.56)% 5.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.80% 0.82% 0.63% 0.64% 0.57%
Expenses net of waiver and payments by affiliates
d
...... —% —% —%
e
—%
e
—%
e
Net investment income
c
........................... 5.06% 5.27% 5.65% 5.43% 2.88%
Supplemental data
Net assets , end of year (000’s) ..................... $120 $103 $104 $67 $56
Portfolio turnover rate ............................ 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
6
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.50 $10.19 $9.63 $11.55 $11.66
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.52 0.54 0.56 0.56 0.39
Net realized and unrealized gains (losses) ........... 0.52 0.33 0.55 (1.89) 0.26
Total from investment operations .................... 1.04 0.87 1.11 (1.33) 0.65
Less distributions from:
Net investment income .......................... (0.56) (0.56) (0.55) (0.50) (0.46)
Net realized gains ............................. — — — (0.09) (0.30)
Total distributions ............................... (0.56) (0.56) (0.55) (0.59) (0.76)
Net asset value, end of year ....................... $10.98 $10.50 $10.19 $9.63 $11.55
Total return .................................... 10.25% 8.57% 11.96% (11.62)% 5.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.74% 0.74% 0.67% 0.73% 0.70%
Expenses net of waiver and payments by affiliates
d
...... 0.05% 0.05% 0.05%
e
0.05%
e
0.05%
e
Net investment income
c
........................... 4.89% 5.20% 5.67% 5.45% 3.34%
Supplemental data
Net assets , end of year (000’s) ..................... $2,480 $3,331 $3,638 $2,414 $2,837
Portfolio turnover rate ............................ 32.82% 38.32% 26.44% 35.25% 121.26%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ Retirement Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
7
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
92.2%
Domestic Equity 24.5%
a
ClearBridge Tactical Dividend Income Fund , Class IS ........................ 134,029 $ 3,349,386
a
Franklin U.S. Core Equity (IU) Fund ..................................... 121,266 2,392,582
JPMorgan Equity Premium Income ETF .................................. 58,400 3,342,816
JPMorgan Nasdaq Equity Premium Income ETF ............................ 31,400 1,824,968
10,909,752
Domestic Fixed Income 36.0%
a
Franklin Investment Grade Corporate ETF ................................. 160,254 3,469,499
a
Franklin U.S. Core Bond ETF .......................................... 401,844 8,689,876
a
Franklin U.S. Treasury Bond ETF ....................................... 189,375 3,885,975
16,045,350
Foreign Equity 10.2%
a
Franklin International Core Dividend Tilt Index ETF .......................... 84,775 3,296,900
a
Templeton Developing Markets Trust , Class R6 ............................. 48,132 1,259,607
4,556,507
Foreign Fixed Income 21.5%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 196,270 1,750,729
a
BrandywineGLOBAL High Yield Fund , Class IS ............................. 437,554 4,441,171
a
Franklin High Yield Corporate ETF ...................................... 141,355 3,451,182
9,643,082
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 39,497,871 ) ................................................................
41,154,691
Units
a a a a
b
Index-Linked Notes 5.7%
Capital Markets 5.7%
c,d
UBS AG into S&P 500 Index , Senior Note , 6.22% , 5/07/27 ..................... 1,999 2,538,077
Total Index-Linked Notes (Cost $ 2,099,709 ) .....................................
2,538,077
Total Long Term Investments (Cost $ 41,597,580 ) ................................
43,692,768
a
a a a a
Short Term Investments 2.1%
Shares
a
Money Market Funds 2.1%
a,e
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 952,400 952,400
Total Money Market Funds (Cost $ 952,400 ) .....................................
952,400
Total Short Term Investments (Cost $ 952,400 ) ..................................
952,400
a
Total Investments (Cost $ 42,549,980 ) 100.0% ...................................
$44,645,168
Other Assets, less Liabilities (0.0) %
†
...........................................
(29,543)
Net Assets 100.0% ...........................................................
$44,615,625
See Abbreviations on page 105 .

Franklin Fund Allocator Series
Schedule of Investments
Franklin LifeSmart™ Retirement Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
8
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
See Note 1(b) regarding index-linked notes.
c
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
d
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
9
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.16 $11.59 $10.58 $13.00 $12.99
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.31 0.27 0.25 0.22
Net realized and unrealized gains (losses) ........... 1.24 0.61 1.03 (2.27) 1.02
Total from investment operations .................... 1.59 0.92 1.30 (2.02) 1.24
Less distributions from:
Net investment income .......................... (0.48) (0.35) (0.29) (0.16) (0.34)
Net realized gains ............................. (0.27) — — (0.24) (0.89)
Total distributions ............................... (0.75) (0.35) (0.29) (0.40) (1.23)
Net asset value, end of year ....................... $13.00 $12.16 $11.59 $10.58 $13.00
Total return
d
................................... 13.25% 8.00% 12.47% (15.58)% 9.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.19% 1.20% 0.99% 0.98% 0.98%
Expenses net of waiver and payments by affiliates
e
...... 0.48% 0.49% 0.48% 0.47%
f
0.46%
Net investment income
c
........................... 2.79% 2.55% 2.42% 2.19% 1.63%
Supplemental data
Net assets, end of year (000’s) ..................... $22,783 $22,170 $26,265 $27,491 $36,698
Portfolio turnover rate ............................ 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
10
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.06 $11.49 $10.50 $12.91 $12.91
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.21 0.13 0.15 0.11
Net realized and unrealized gains (losses) ........... 1.23 0.62 1.07 (2.24) 1.02
Total from investment operations .................... 1.48 0.83 1.20 (2.09) 1.13
Less distributions from:
Net investment income .......................... (0.37) (0.26) (0.21) (0.08) (0.24)
Net realized gains ............................. (0.27) — — (0.24) (0.89)
Total distributions ............................... (0.64) (0.26) (0.21) (0.32) (1.13)
Net asset value, end of year ....................... $12.90 $12.06 $11.49 $10.50 $12.91
Total return
d
................................... 12.48% 7.22% 11.52% (16.23)% 8.85%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.94% 1.94% 1.74% 1.73% 1.72%
Expenses net of waiver and payments by affiliates
e
...... 1.23% 1.24% 1.23% 1.22%
f
1.21%
Net investment income
c
........................... 1.98% 1.76% 1.20% 1.36% 0.79%
Supplemental data
Net assets, end of year (000’s) ..................... $1,931 $2,357 $3,412 $3,796 $6,235
Portfolio turnover rate ............................ 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.16 $11.59 $10.57 $13.00 $12.98
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.28 0.19 0.23 0.17
Net realized and unrealized gains (losses) ........... 1.25 0.61 1.08 (2.29) 1.03
Total from investment operations .................... 1.56 0.89 1.27 (2.06) 1.20
Less distributions from:
Net investment income .......................... (0.44) (0.32) (0.25) (0.13) (0.29)
Net realized gains ............................. (0.27) — — (0.24) (0.89)
Total distributions ............................... (0.71) (0.32) (0.25) (0.37) (1.18)
Net asset value, end of year ....................... $13.01 $12.16 $11.59 $10.57 $13.00
Total return .................................... 13.07% 7.74% 12.16% (15.86)% 9.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.43% 1.45% 1.24% 1.23% 1.22%
Expenses net of waiver and payments by affiliates
d
...... 0.73% 0.74% 0.73% 0.72%
e
0.71%
Net investment income
c
........................... 2.48% 2.32% 1.72% 2.01% 1.23%
Supplemental data
Net assets, end of year (000’s) ..................... $298 $360 $392 $650 $758
Portfolio turnover rate ............................ 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.50 $11.91 $10.86 $13.04 $13.03
Income from investment operations
a
:
Net investment income
b,c
........................ 0.34 0.33 0.16 0.29 0.19
Net realized and unrealized gains (losses) ........... 1.33 0.65 1.21 (2.29) 1.09
Total from investment operations .................... 1.67 0.98 1.37 (2.00) 1.28
Less distributions from:
Net investment income .......................... (0.51) (0.39) (0.32) (0.19) (0.38)
Net realized gains ............................. (0.27) — — (0.24) (0.89)
Total distributions ............................... (0.78) (0.39) (0.32) (0.43) (1.27)
Capital contributions ............................. — — — 0.25 —
Net asset value, end of year ....................... $13.39 $12.50 $11.91 $10.86 $13.04
Total return .................................... 13.60% 8.37% 12.75% (13.38)%
d
9.93%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 4.50% 1.53% 1.24% 1.31% 0.59%
Expenses net of waiver and payments by affiliates
e
...... 0.18% 0.19% 0.18% 0.16%
f
0.16%
Net investment income
c
........................... 2.50% 2.67% 1.38% 2.54% 1.40%
Supplemental data
Net assets, end of year (000’s) ..................... $5 $9 $18 $4 $5
Portfolio turnover rate ............................ 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (15.38)%.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.20 $11.63 $10.62 $13.05 $13.03
Income from investment operations
a
:
Net investment income
b,c
........................ 0.40 0.33 0.30 0.28 0.26
Net realized and unrealized gains (losses) ........... 1.24 0.62 1.03 (2.28) 1.02
Total from investment operations .................... 1.64 0.95 1.33 (2.00) 1.28
Less distributions from:
Net investment income .......................... (0.51) (0.38) (0.32) (0.19) (0.37)
Net realized gains ............................. (0.27) — — (0.24) (0.89)
Total distributions ............................... (0.78) (0.38) (0.32) (0.43) (1.26)
Net asset value, end of year ....................... $13.06 $12.20 $11.63 $10.62 $13.05
Total return .................................... 13.65% 8.25% 12.70% (15.37)% 9.95%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.94% 0.95% 0.74% 0.73% 0.73%
Expenses net of waiver and payments by affiliates
d
...... 0.23% 0.24% 0.23% 0.22%
e
0.21%
Net investment income
c
........................... 3.11% 2.76% 2.73% 2.44% 1.88%
Supplemental data
Net assets, end of year (000’s) ..................... $710 $535 $729 $620 $826
Portfolio turnover rate ............................ 20.07% 38.80% 17.72% 35.46% 79.95%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2020 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 9,735 $ 261,969
Domestic Equity 29.9%
a
Franklin Growth Fund , Class R6 ........................................ 8,841 1,202,443
a
Franklin U.S. Core Equity (IU) Fund ..................................... 190,804 3,764,567
a
Franklin U.S. Equity Index ETF ......................................... 6,750 403,515
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 12,778 885,899
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 5,221 432,497
a
Putnam Large Cap Value Fund , Class R6 ................................. 25,472 1,000,278
7,689,199
Domestic Fixed Income 43.9%
a
Franklin Investment Grade Corporate ETF ................................. 127,453 2,759,357
a
Franklin U.S. Core Bond ETF .......................................... 261,863 5,662,787
a
Franklin U.S. Treasury Bond ETF ....................................... 139,873 2,870,194
11,292,338
Foreign Equity 15.0%
a
ClearBridge International Growth Fund , Class IS ............................ 3,316 245,880
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 61,791 813,782
a
Franklin International Core Equity (IU) Fund ............................... 120,260 1,634,337
iShares Core MSCI EAFE ETF ......................................... 2,679 239,663
a
Templeton Developing Markets Trust , Class R6 ............................. 20,357 532,747
a
Templeton Foreign Fund , Class R6 ...................................... 40,934 378,636
3,845,045
Foreign Fixed Income 9.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 109,941 980,673
a
Franklin High Yield Corporate ETF ...................................... 41,488 1,012,930
Vanguard Total International Bond ETF ................................... 8,325 402,264
2,395,867
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 21,656,037 ) ................................................................
25,484,418
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 290,235 290,235
Total Money Market Funds (Cost $ 290,235 ) .....................................
290,235
Total Short Term Investments (Cost $ 290,235 ) ..................................
290,235
a
Total Investments (Cost $ 21,946,272 ) 100.2% ...................................
$25,774,653
Other Assets, less Liabilities (0.2) % ...........................................
(46,951)
Net Assets 100.0% ...........................................................
$25,727,702
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.92 $12.21 $11.04 $13.67 $13.80
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.35 0.30 0.27 0.23 0.23
Net realized and unrealized gains (losses) ........... 1.53 0.85 1.23 (2.43) 1.31
Total from investment operations .................... 1.88 1.15 1.50 (2.20) 1.54
Less distributions from:
Net investment income .......................... (0.39) (0.38) (0.32) (0.14) (0.37)
Net realized gains ............................. (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ............................... (1.16) (0.44) (0.33) (0.43) (1.67)
Net asset value, end of year ....................... $13.64 $12.92 $12.21 $11.04 $13.67
Total return
d
................................... 14.82% 9.41% 13.70% (16.06)% 11.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.78% 0.75% 0.76% 0.76%
Expenses net of waiver and payments by affiliates
e
...... 0.49% 0.50% 0.49% 0.48%
f
0.47%
Net investment income
c
........................... 2.55% 2.31% 2.32% 1.97% 1.57%
Supplemental data
Net assets , end of year (000’s) ..................... $95,874 $92,992 $96,649 $97,043 $118,521
Portfolio turnover rate ............................ 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.63 $11.94 $10.81 $13.40 $13.56
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.23 0.20 0.18 0.13 0.10
Net realized and unrealized gains (losses) ........... 1.49 0.83 1.19 (2.36) 1.30
Total from investment operations .................... 1.72 1.03 1.37 (2.23) 1.40
Less distributions from:
Net investment income .......................... (0.28) (0.28) (0.23) (0.07) (0.26)
Net realized gains ............................. (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ............................... (1.05) (0.34) (0.24) (0.36) (1.56)
Net asset value, end of year ....................... $13.30 $12.63 $11.94 $10.81 $13.40
Total return
d
................................... 13.93% 8.64% 12.79% (16.66)% 10.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.50% 1.53% 1.50% 1.51% 1.50%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.25% 1.24% 1.23%
f
1.21%
Net investment income
c
........................... 1.77% 1.56% 1.56% 1.16% 0.70%
Supplemental data
Net assets , end of year (000’s) ..................... $10,287 $11,299 $11,928 $12,140 $17,778
Portfolio turnover rate ............................ 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.87 $12.16 $11.00 $13.61 $13.75
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.31 0.27 0.24 0.19 0.18
Net realized and unrealized gains (losses) ........... 1.51 0.85 1.22 (2.40) 1.31
Total from investment operations .................... 1.82 1.12 1.46 (2.21) 1.49
Less distributions from:
Net investment income .......................... (0.35) (0.35) (0.29) (0.11) (0.33)
Net realized gains ............................. (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ............................... (1.12) (0.41) (0.30) (0.40) (1.63)
Net asset value, end of year ....................... $13.57 $12.87 $12.16 $11.00 $13.61
Total return .................................... 14.43% 9.19% 13.37% (16.21)% 10.89%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.03% 1.00% 1.01% 1.01%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.75% 0.74% 0.73%
e
0.72%
Net investment income
c
........................... 2.28% 2.09% 2.06% 1.61% 1.26%
Supplemental data
Net assets , end of year (000’s) ..................... $1,592 $1,707 $1,778 $1,954 $3,069
Portfolio turnover rate ............................ 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.98 $12.26 $11.09 $13.72 $13.85
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.45 0.30 0.30 0.29 0.19
Net realized and unrealized gains (losses) ........... 1.48 0.90 1.23 (2.45) 1.39
Total from investment operations .................... 1.93 1.20 1.53 (2.16) 1.58
Less distributions from:
Net investment income .......................... (0.43) (0.42) (0.35) (0.18) (0.41)
Net realized gains ............................. (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ............................... (1.20) (0.48) (0.36) (0.47) (1.71)
Net asset value, end of year ....................... $13.71 $12.98 $12.26 $11.09 $13.72
Total return .................................... 15.15% 9.79% 13.99% (15.71)% 11.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.47% 0.41% 0.38% 0.39%
Expenses net of waiver and payments by affiliates
d
...... 0.19% 0.19% 0.17% 0.14%
e
0.15%
Net investment income
c
........................... 3.28% 2.39% 2.61% 2.48% 1.34%
Supplemental data
Net assets , end of year (000’s) ..................... $99 $27 $566 $670 $544
Portfolio turnover rate ............................ 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $12.96 $12.25 $11.08 $13.71 $13.83
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.38 0.33 0.30 0.27 0.26
Net realized and unrealized gains (losses) ........... 1.53 0.85 1.23 (2.44) 1.32
Total from investment operations .................... 1.91 1.18 1.53 (2.17) 1.58
Less distributions from:
Net investment income .......................... (0.42) (0.41) (0.35) (0.17) (0.40)
Net realized gains ............................. (0.77) (0.06) (0.01) (0.29) (1.30)
Total distributions ............................... (1.19) (0.47) (0.36) (0.46) (1.70)
Net asset value, end of year ....................... $13.68 $12.96 $12.25 $11.08 $13.71
Total return .................................... 15.04% 9.65% 13.94% (15.79)% 11.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.50% 0.53% 0.50% 0.51% 0.51%
Expenses net of waiver and payments by affiliates
d
...... 0.24% 0.25% 0.24% 0.23%
e
0.22%
Net investment income
c
........................... 2.81% 2.53% 2.61% 2.25% 1.80%
Supplemental data
Net assets , end of year (000’s) ..................... $2,642 $2,465 $2,910 $2,572 $3,055
Portfolio turnover rate ............................ 20.97% 37.51% 20.95% 33.70% 69.35%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2025 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.3%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 41,833 $ 1,125,726
Domestic Equity 35.9%
a
Franklin Growth Fund , Class R6 ........................................ 45,628 6,205,806
a
Franklin U.S. Core Equity (IU) Fund ..................................... 984,126 19,416,811
a
Franklin U.S. Equity Index ETF ......................................... 34,925 2,087,817
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 65,936 4,571,343
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 26,927 2,230,614
a
Putnam Large Cap Value Fund , Class R6 ................................. 131,277 5,155,236
39,667,627
Domestic Fixed Income 36.7%
a
Franklin Investment Grade Corporate ETF ................................. 456,690 9,887,338
a
Franklin U.S. Core Bond ETF .......................................... 938,133 20,287,126
a
Franklin U.S. Treasury Bond ETF ....................................... 501,138 10,283,352
40,457,816
Foreign Equity 17.9%
a
ClearBridge International Growth Fund , Class IS ............................ 17,096 1,267,464
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 318,792 4,198,495
a
Franklin International Core Equity (IU) Fund ............................... 619,926 8,424,800
iShares Core MSCI EAFE ETF ......................................... 13,892 1,242,778
a
Templeton Developing Markets Trust , Class R6 ............................. 105,027 2,748,553
a
Templeton Foreign Fund , Class R6 ...................................... 211,017 1,951,911
19,834,001
Foreign Fixed Income 7.8%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 393,876 3,513,375
a
Franklin High Yield Corporate ETF ...................................... 148,653 3,629,363
Vanguard Total International Bond ETF ................................... 29,850 1,442,352
8,585,090
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 88,098,615 ) ................................................................
109,670,260
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 930,755 930,755
Total Money Market Funds (Cost $ 930,755 ) .....................................
930,755
Total Short Term Investments (Cost $ 930,755 ) ..................................
930,755
a
Total Investments (Cost $ 89,029,370 ) 100.1% ...................................
$110,601,015
Other Assets, less Liabilities (0.1) % ...........................................
(106,641)
Net Assets 100.0% ...........................................................
$110,494,374
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.90 $12.85 $11.42 $14.21 $14.40
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.29 0.27 0.22 0.24
Net realized and unrealized gains (losses) ........... 1.87 1.10 1.42 (2.58) 1.61
Total from investment operations .................... 2.22 1.39 1.69 (2.36) 1.85
Less distributions from:
Net investment income .......................... (0.45) (0.34) (0.26) (0.13) (0.41)
Net realized gains ............................. (0.39) — — (0.30) (1.63)
Total distributions ............................... (0.84) (0.34) (0.26) (0.43) (2.04)
Net asset value, end of year ....................... $15.28 $13.90 $12.85 $11.42 $14.21
Total return
d
................................... 16.18% 10.88% 14.97% (16.57)% 12.91%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.89% 0.87% 0.94% 0.93%
Expenses net of waiver and payments by affiliates
e
...... 0.48% 0.50% 0.50% 0.48%
f
0.46%
Net investment income
c
........................... 2.36% 2.14% 2.25% 1.78% 1.57%
Supplemental data
Net assets, end of year (000’s) ..................... $67,559 $56,797 $51,566 $44,099 $49,835
Portfolio turnover rate ............................ 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.65 $12.63 $11.23 $14.00 $14.22
Income from investment operations
a
:
Net investment income
b,c
........................ 0.23 0.19 0.17 0.12 0.11
Net realized and unrealized gains (losses) ........... 1.83 1.07 1.40 (2.53) 1.61
Total from investment operations .................... 2.06 1.26 1.57 (2.41) 1.72
Less distributions from:
Net investment income .......................... (0.34) (0.24) (0.17) (0.06) (0.31)
Net realized gains ............................. (0.39) — — (0.30) (1.63)
Total distributions ............................... (0.73) (0.24) (0.17) (0.36) (1.94)
Net asset value, end of year ....................... $14.98 $13.65 $12.63 $11.23 $14.00
Total return
d
................................... 15.26% 10.01% 14.11% (17.18)% 12.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.58% 1.64% 1.62% 1.69% 1.68%
Expenses net of waiver and payments by affiliates
e
...... 1.23% 1.25% 1.25% 1.23%
f
1.21%
Net investment income
c
........................... 1.57% 1.40% 1.47% 0.99% 0.74%
Supplemental data
Net assets, end of year (000’s) ..................... $10,925 $11,084 $10,343 $9,642 $12,281
Portfolio turnover rate ............................ 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.86 $12.82 $11.39 $14.19 $14.38
Income from investment operations
a
:
Net investment income
b,c
........................ 0.30 0.27 0.24 0.18 0.20
Net realized and unrealized gains (losses) ........... 1.86 1.08 1.42 (2.58) 1.61
Total from investment operations .................... 2.16 1.35 1.66 (2.40) 1.81
Less distributions from:
Net investment income .......................... (0.41) (0.31) (0.23) (0.10) (0.37)
Net realized gains ............................. (0.39) — — (0.30) (1.63)
Total distributions ............................... (0.80) (0.31) (0.23) (0.40) (2.00)
Net asset value, end of year ....................... $15.22 $13.86 $12.82 $11.39 $14.19
Total return .................................... 15.79% 10.58% 14.73% (16.84)% 12.65%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.08% 1.14% 1.11% 1.19% 1.18%
Expenses net of waiver and payments by affiliates
d
...... 0.73% 0.75% 0.75% 0.74%
e
0.71%
Net investment income
c
........................... 2.07% 1.95% 2.00% 1.51% 1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $2,171 $2,133 $1,613 $1,295 $1,512
Portfolio turnover rate ............................ 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.10 $13.03 $11.57 $14.28 $14.46
Income from investment operations
a
:
Net investment income
b,c
........................ 0.39 0.31 0.38 0.36 0.18
Net realized and unrealized gains (losses) ........... 1.90 1.14 1.38 (2.67) 1.72
Total from investment operations .................... 2.29 1.45 1.76 (2.31) 1.90
Less distributions from:
Net investment income .......................... (0.49) (0.38) (0.30) (0.16) (0.45)
Net realized gains ............................. (0.39) — — (0.30) (1.63)
Total distributions ............................... (0.88) (0.38) (0.30) (0.46) (2.08)
Capital contributions ............................. — — — 0.06 —
Net asset value, end of year ....................... $15.51 $14.10 $13.03 $11.57 $14.28
Total return .................................... 16.46% 11.21% 15.37% (15.68)%
d
13.24%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.83% 0.69% 0.61% 1.18% 0.45%
Expenses net of waiver and payments by affiliates
e
...... 0.18% 0.20% 0.20% 0.15%
f
0.15%
Net investment income
c
........................... 2.61% 2.29% 3.08% 3.02% 1.20%
Supplemental data
Net assets, end of year (000’s) ..................... $88 $99 $245 $51 $40
Portfolio turnover rate ............................ 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.08)%.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.97 $12.92 $11.48 $14.27 $14.44
Income from investment operations
a
:
Net investment income
b,c
........................ 0.40 0.33 0.30 0.25 0.28
Net realized and unrealized gains (losses) ........... 1.87 1.10 1.43 (2.59) 1.62
Total from investment operations .................... 2.27 1.43 1.73 (2.34) 1.90
Less distributions from:
Net investment income .......................... (0.49) (0.38) (0.29) (0.15) (0.44)
Net realized gains ............................. (0.39) — — (0.30) (1.63)
Total distributions ............................... (0.88) (0.38) (0.29) (0.45) (2.07)
Net asset value, end of year ....................... $15.36 $13.97 $12.92 $11.48 $14.27
Total return .................................... 16.42% 11.09% 15.26% (16.34)% 13.28%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.58% 0.64% 0.61% 0.69% 0.68%
Expenses net of waiver and payments by affiliates
d
...... 0.23% 0.25% 0.25% 0.23%
e
0.21%
Net investment income
c
........................... 2.66% 2.41% 2.47% 2.05% 1.81%
Supplemental data
Net assets, end of year (000’s) ..................... $3,689 $2,163 $1,936 $1,770 $1,937
Portfolio turnover rate ............................ 23.91% 37.55% 22.74% 48.44% 82.69%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2030 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
See Abbreviations on page 105 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 31,186 $ 839,215
Domestic Equity 41.6%
a
Franklin Growth Fund , Class R6 ........................................ 40,384 5,492,575
a
Franklin U.S. Core Equity (IU) Fund ..................................... 870,941 17,183,657
a
Franklin U.S. Equity Index ETF ......................................... 30,871 1,845,468
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 58,370 4,046,792
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 23,831 1,974,185
a
Putnam Large Cap Value Fund , Class R6 ................................. 116,149 4,561,156
35,103,833
Domestic Fixed Income 29.3%
a
Franklin Investment Grade Corporate ETF ................................. 278,954 6,039,354
a
Franklin U.S. Core Bond ETF .......................................... 573,050 12,392,206
a
Franklin U.S. Treasury Bond ETF ....................................... 306,093 6,281,028
24,712,588
Foreign Equity 20.8%
a
ClearBridge International Growth Fund , Class IS ............................ 15,137 1,122,260
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 281,890 3,712,493
a
Franklin International Core Equity (IU) Fund ............................... 548,891 7,459,430
iShares Core MSCI EAFE ETF ......................................... 12,282 1,098,748
a
Templeton Developing Markets Trust , Class R6 ............................. 92,861 2,430,183
a
Templeton Foreign Fund , Class R6 ...................................... 186,885 1,728,683
17,551,797
Foreign Fixed Income 6.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 240,654 2,146,634
a
Franklin High Yield Corporate ETF ...................................... 90,789 2,216,614
Vanguard Total International Bond ETF ................................... 18,250 881,840
5,245,088
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 65,795,410 ) ................................................................
83,452,521
a a a a
Short Term Investments 1.2%
a
Money Market Funds 1.2%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 1,045,377 1,045,377
Total Money Market Funds (Cost $ 1,045,377 ) ...................................
1,045,377
Total Short Term Investments (Cost $ 1,045,377 ) .................................
1,045,377
a
Total Investments (Cost $ 66,840,787 ) 100.0% ...................................
$84,497,898
Other Assets, less Liabilities (0.0) %
†
...........................................
(65,591)
Net Assets 100.0% ...........................................................
$84,432,307
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.50 $13.28 $11.75 $14.67 $15.18
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.32 0.27 0.26 0.20 0.24
Net realized and unrealized gains (losses) ........... 2.17 1.36 1.62 (2.66) 1.90
Total from investment operations .................... 2.49 1.63 1.88 (2.46) 2.14
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.31) (0.11) (0.42)
Net realized gains ............................. (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ............................... (1.16) (0.41) (0.35) (0.46) (2.65)
Net asset value, end of year ....................... $15.83 $14.50 $13.28 $11.75 $14.67
Total return
d
................................... 17.54% 12.27% 16.17% (16.69)% 14.20%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.73% 0.77% 0.79% 0.77% 0.81%
Expenses net of waiver and payments by affiliates
e
...... 0.52% 0.52% 0.50% 0.49%
f
0.47%
Net investment income
c
........................... 2.09% 1.92% 2.12% 1.60% 1.45%
Supplemental data
Net assets , end of year (000’s) ..................... $128,099 $112,783 $102,932 $91,064 $104,174
Portfolio turnover rate ............................ 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.00 $12.83 $11.36 $14.23 $14.79
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.19 0.16 0.16 0.10 0.09
Net realized and unrealized gains (losses) ........... 2.08 1.31 1.57 (2.57) 1.88
Total from investment operations .................... 2.27 1.47 1.73 (2.47) 1.97
Less distributions from:
Net investment income .......................... (0.26) (0.23) (0.22) (0.05) (0.30)
Net realized gains ............................. (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ............................... (1.05) (0.30) (0.26) (0.40) (2.53)
Net asset value, end of year ....................... $15.22 $14.00 $12.83 $11.36 $14.23
Total return
d
................................... 16.58% 11.48% 15.36% (17.36)% 13.36%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.48% 1.52% 1.54% 1.53% 1.55%
Expenses net of waiver and payments by affiliates
e
...... 1.27% 1.27% 1.25% 1.24%
f
1.21%
Net investment income
c
........................... 1.32% 1.14% 1.36% 0.81% 0.60%
Supplemental data
Net assets , end of year (000’s) ..................... $16,289 $15,892 $16,352 $14,549 $18,502
Portfolio turnover rate ............................ 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.48 $13.26 $11.73 $14.66 $15.17
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.28 0.25 0.23 0.17 0.18
Net realized and unrealized gains (losses) ........... 2.16 1.35 1.62 (2.66) 1.91
Total from investment operations .................... 2.44 1.60 1.85 (2.49) 2.09
Less distributions from:
Net investment income .......................... (0.34) (0.31) (0.28) (0.09) (0.37)
Net realized gains ............................. (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ............................... (1.13) (0.38) (0.32) (0.44) (2.60)
Net asset value, end of year ....................... $15.79 $14.48 $13.26 $11.73 $14.66
Total return .................................... 17.19% 12.03% 15.90% (16.93)% 13.87%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.02% 1.04% 1.02% 1.05%
Expenses net of waiver and payments by affiliates
d
...... 0.77% 0.77% 0.75% 0.74%
e
0.71%
Net investment income
c
........................... 1.86% 1.72% 1.85% 1.38% 1.08%
Supplemental data
Net assets , end of year (000’s) ..................... $6,908 $5,604 $4,150 $3,881 $4,113
Portfolio turnover rate ............................ 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
30
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.68 $13.43 $11.88 $14.81 $15.31
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.39 0.34 0.32 0.25 0.18
Net realized and unrealized gains (losses) ........... 2.18 1.37 1.62 (2.68) 2.02
Total from investment operations .................... 2.57 1.71 1.94 (2.43) 2.20
Less distributions from:
Net investment income .......................... (0.42) (0.39) (0.35) (0.15) (0.47)
Net realized gains ............................. (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ............................... (1.21) (0.46) (0.39) (0.50) (2.70)
Net asset value, end of year ....................... $16.04 $14.68 $13.43 $11.88 $14.81
Total return .................................... 17.87% 12.71% 16.50% (16.38)% 14.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.77% 0.68% 0.73% 0.79% 0.38%
Expenses net of waiver and payments by affiliates
d
...... 0.17% 0.18% 0.19% 0.15%
e
0.14%
Net investment income
c
........................... 2.52% 2.32% 2.54% 1.98% 1.10%
Supplemental data
Net assets , end of year (000’s) ..................... $349 $222 $160 $91 $93
Portfolio turnover rate ............................ 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
31
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.69 $13.45 $11.89 $14.84 $15.33
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.37 0.32 0.30 0.23 0.27
Net realized and unrealized gains (losses) ........... 2.20 1.36 1.64 (2.69) 1.93
Total from investment operations .................... 2.57 1.68 1.94 (2.46) 2.20
Less distributions from:
Net investment income .......................... (0.41) (0.37) (0.34) (0.14) (0.46)
Net realized gains ............................. (0.79) (0.07) (0.04) (0.35) (2.23)
Total distributions ............................... (1.20) (0.44) (0.38) (0.49) (2.69)
Net asset value, end of year ....................... $16.06 $14.69 $13.45 $11.89 $14.84
Total return .................................... 17.85% 12.53% 16.51% (16.54)% 14.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.48% 0.52% 0.54% 0.52% 0.56%
Expenses net of waiver and payments by affiliates
d
...... 0.26% 0.27% 0.25% 0.24%
e
0.21%
Net investment income
c
........................... 2.40% 2.19% 2.36% 1.85% 1.67%
Supplemental data
Net assets , end of year (000’s) ..................... $6,313 $4,776 $3,932 $3,496 $3,911
Portfolio turnover rate ............................ 22.89% 33.89% 23.54% 29.56% 69.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2035 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
32
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 58,925 $ 1,585,672
Domestic Equity 47.6%
a
Franklin Growth Fund , Class R6 ........................................ 86,301 11,737,775
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,862,521 36,747,533
a
Franklin U.S. Equity Index ETF ......................................... 66,112 3,952,175
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 124,849 8,655,781
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 50,963 4,221,770
a
Putnam Large Cap Value Fund , Class R6 ................................. 248,391 9,754,323
75,069,357
Domestic Fixed Income 22.2%
a
Franklin Investment Grade Corporate ETF ................................. 395,896 8,571,148
a
Franklin U.S. Core Bond ETF .......................................... 813,259 17,586,726
a
Franklin U.S. Treasury Bond ETF ....................................... 434,418 8,914,257
35,072,131
Foreign Equity 23.7%
a
ClearBridge International Growth Fund , Class IS ............................ 32,389 2,401,312
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 603,190 7,944,009
a
Franklin International Core Equity (IU) Fund ............................... 1,174,488 15,961,293
iShares Core MSCI EAFE ETF ......................................... 26,324 2,354,945
a
Templeton Developing Markets Trust , Class R6 ............................. 198,723 5,200,572
a
Templeton Foreign Fund , Class R6 ...................................... 399,779 3,697,952
37,560,083
Foreign Fixed Income 4.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund , Class IS ............... 341,445 3,045,691
a
Franklin High Yield Corporate ETF ...................................... 128,862 3,146,166
Vanguard Total International Bond ETF ................................... 25,900 1,251,488
7,443,345
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 117,329,446 ) ...............................................................
156,730,588
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 1,323,896 1,323,896
Total Money Market Funds (Cost $ 1,323,896 ) ...................................
1,323,896
Total Short Term Investments (Cost $ 1,323,896 ) .................................
1,323,896
a
Total Investments (Cost $ 118,653,342 ) 100.0% ..................................
$158,054,484
Other Assets, less Liabilities (0.0) %
†
...........................................
(95,320)
Net Assets 100.0% ...........................................................
$157,959,164
See Abbreviations on page 105 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
33
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.49 $13.15 $11.50 $14.42 $15.30
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.29 0.25 0.26 0.16 0.24
Net realized and unrealized gains (losses) ........... 2.35 1.53 1.71 (2.63) 2.19
Total from investment operations .................... 2.64 1.78 1.97 (2.47) 2.43
Less distributions from:
Net investment income .......................... (0.34) (0.30) (0.28) (0.10) (0.43)
Net realized gains ............................. (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ............................... (0.98) (0.44) (0.32) (0.45) (3.31)
Net asset value, end of year ....................... $16.15 $14.49 $13.15 $11.50 $14.42
Total return
d
................................... 18.59% 13.58% 17.32% (17.06)% 15.99%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.96% 0.99% 1.10% 1.11%
Expenses net of waiver and payments by affiliates
e
...... 0.49% 0.52% 0.52% 0.50%
f
0.46%
Net investment income
c
........................... 1.92% 1.76% 2.09% 1.31% 1.43%
Supplemental data
Net assets , end of year (000’s) ..................... $60,297 $50,894 $43,076 $32,112 $35,193
Portfolio turnover rate ............................ 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
34
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.12 $12.83 $11.23 $14.10 $15.02
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.17 0.14 0.15 0.06 0.10
Net realized and unrealized gains (losses) ........... 2.28 1.48 1.68 (2.56) 2.18
Total from investment operations .................... 2.45 1.62 1.83 (2.50) 2.28
Less distributions from:
Net investment income .......................... (0.23) (0.19) (0.19) (0.02) (0.32)
Net realized gains ............................. (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ............................... (0.87) (0.33) (0.23) (0.37) (3.20)
Net asset value, end of year ....................... $15.70 $14.12 $12.83 $11.23 $14.10
Total return
d
................................... 17.73% 12.69% 16.44% (17.70)% 15.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.62% 1.71% 1.75% 1.85% 1.85%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.27% 1.27% 1.25%
f
1.21%
Net investment income
c
........................... 1.15% 0.98% 1.29% 0.53% 0.62%
Supplemental data
Net assets , end of year (000’s) ..................... $9,070 $8,041 $7,737 $6,697 $7,989
Portfolio turnover rate ............................ 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
35
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.48 $13.15 $11.50 $14.41 $15.28
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.28 0.22 0.21 0.12 0.18
Net realized and unrealized gains (losses) ........... 2.32 1.51 1.73 (2.62) 2.21
Total from investment operations .................... 2.60 1.73 1.94 (2.50) 2.39
Less distributions from:
Net investment income .......................... (0.31) (0.26) (0.25) (0.06) (0.38)
Net realized gains ............................. (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ............................... (0.95) (0.40) (0.29) (0.41) (3.26)
Net asset value, end of year ....................... $16.13 $14.48 $13.15 $11.50 $14.41
Total return .................................... 18.35% 13.22% 17.00% (17.29)% 15.78%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.21% 1.24% 1.35% 1.35%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.77% 0.77% 0.75%
e
0.71%
Net investment income
c
........................... 1.80% 1.51% 1.75% 0.96% 1.09%
Supplemental data
Net assets , end of year (000’s) ..................... $2,395 $1,260 $1,121 $1,114 $1,806
Portfolio turnover rate ............................ 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
36
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.63 $13.28 $11.60 $14.54 $15.40
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.35 0.30 0.30 0.19 0.17
Net realized and unrealized gains (losses) ........... 2.37 1.53 1.74 (2.64) 2.33
Total from investment operations .................... 2.72 1.83 2.04 (2.45) 2.50
Less distributions from:
Net investment income .......................... (0.38) (0.34) (0.32) (0.14) (0.48)
Net realized gains ............................. (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ............................... (1.02) (0.48) (0.36) (0.49) (3.36)
Net asset value, end of year ....................... $16.33 $14.63 $13.28 $11.60 $14.54
Total return .................................... 18.99% 13.85% 17.76% (16.86)% 16.42%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.59% 0.59% 0.57% 0.49%
Expenses net of waiver and payments by affiliates
d
...... 0.19% 0.22% 0.22% 0.20%
e
0.14%
Net investment income
c
........................... 2.24% 2.08% 2.40% 1.54% 1.01%
Supplemental data
Net assets , end of year (000’s) ..................... $462 $339 $272 $213 $310
Portfolio turnover rate ............................ 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
37
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.59 $13.25 $11.58 $14.52 $15.37
Income from investment operations
a
:
Net investment income
b ,c
........................ 0.36 0.29 0.29 0.19 0.29
Net realized and unrealized gains (losses) ........... 2.35 1.53 1.73 (2.65) 2.21
Total from investment operations .................... 2.71 1.82 2.02 (2.46) 2.50
Less distributions from:
Net investment income .......................... (0.38) (0.34) (0.31) (0.13) (0.47)
Net realized gains ............................. (0.64) (0.14) (0.04) (0.35) (2.88)
Total distributions ............................... (1.02) (0.48) (0.35) (0.48) (3.35)
Net asset value, end of year ....................... $16.28 $14.59 $13.25 $11.58 $14.52
Total return .................................... 18.93% 13.75% 17.65% (16.87)% 16.40%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.71% 0.74% 0.85% 0.86%
Expenses net of waiver and payments by affiliates
d
...... 0.24% 0.27% 0.27% 0.25%
e
0.22%
Net investment income
c
........................... 2.29% 2.02% 2.35% 1.54% 1.75%
Supplemental data
Net assets , end of year (000’s) ..................... $2,685 $1,649 $1,430 $1,156 $937
Portfolio turnover rate ............................ 24.11% 31.39% 26.09% 30.11% 86.92%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2040 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
38
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 27,337 $ 735,639
Domestic Equity 52.5%
a
Franklin Growth Fund , Class R6 ........................................ 45,292 6,160,129
a
Franklin U.S. Core Equity (IU) Fund ..................................... 752,351 14,843,878
a
Franklin U.S. Equity Index ETF ......................................... 108,300 6,474,174
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 65,492 4,540,560
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 26,745 2,215,565
a
Putnam Large Cap Value Fund , Class R6 ................................. 130,364 5,119,378
39,353,684
Domestic Fixed Income 17.3%
a
Franklin Investment Grade Corporate ETF ................................. 146,253 3,166,378
a
Franklin U.S. Core Bond ETF .......................................... 300,452 6,497,275
a
Franklin U.S. Treasury Bond ETF ....................................... 160,521 3,293,891
12,957,544
Foreign Equity 26.3%
a
ClearBridge International Growth Fund , Class IS ............................ 16,992 1,259,790
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 316,769 4,171,842
a
Franklin International Core Equity (IU) Fund ............................... 616,221 8,374,445
iShares Core MSCI EAFE ETF ......................................... 13,759 1,230,880
a
Templeton Developing Markets Trust , Class R6 ............................. 104,369 2,731,336
a
Templeton Foreign Fund , Class R6 ...................................... 209,868 1,941,276
19,709,569
Foreign Fixed Income 1.6%
a
Franklin High Yield Corporate ETF ...................................... 47,598 1,162,105
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 54,774,620 ) ................................................................
73,918,541
a a a a
Short Term Investments 1.4%
a
Money Market Funds 1.4%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 1,023,690 1,023,690
Total Money Market Funds (Cost $ 1,023,690 ) ...................................
1,023,690
Total Short Term Investments (Cost $ 1,023,690 ) .................................
1,023,690
a
Total Investments (Cost $ 55,798,310 ) 100.1% ...................................
$74,942,231
Other Assets, less Liabilities (0.1) % ...........................................
(32,973)
Net Assets 100.0% ...........................................................
$74,909,258
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
39
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.48 $13.90 $12.00 $15.19 $15.80
Income from investment operations
a
:
Net investment income
b,c
........................ 0.27 0.23 0.25 0.14 0.23
Net realized and unrealized gains (losses) ........... 2.78 1.81 1.97 (2.84) 2.45
Total from investment operations .................... 3.05 2.04 2.22 (2.70) 2.68
Less distributions from:
Net investment income .......................... (0.33) (0.32) (0.25) (0.08) (0.45)
Net realized gains ............................. (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ............................... (1.15) (0.46) (0.32) (0.49) (3.29)
Net asset value, end of year ....................... $17.38 $15.48 $13.90 $12.00 $15.19
Total return
d
................................... 20.16% 14.69% 18.65% (17.67)% 17.06%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.79% 0.84% 0.89% 0.91% 0.91%
Expenses net of waiver and payments by affiliates
e
...... 0.50% 0.52% 0.51% 0.50%
f
0.46%
Net investment income
c
........................... 1.64% 1.52% 1.93% 1.13% 1.32%
Supplemental data
Net assets, end of year (000’s) ..................... $103,545 $87,733 $75,190 $62,061 $72,764
Portfolio turnover rate ............................ 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
40
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.81 $13.31 $11.51 $14.61 $15.33
Income from investment operations
a
:
Net investment income
b,c
........................ 0.14 0.11 0.14 0.04 0.08
Net realized and unrealized gains (losses) ........... 2.64 1.74 1.89 (2.71) 2.38
Total from investment operations .................... 2.78 1.85 2.03 (2.67) 2.46
Less distributions from:
Net investment income .......................... (0.21) (0.21) (0.16) (0.02) (0.34)
Net realized gains ............................. (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ............................... (1.03) (0.35) (0.23) (0.43) (3.18)
Net asset value, end of year ....................... $16.56 $14.81 $13.31 $11.51 $14.61
Total return
d
................................... 19.29% 13.89% 17.71% (18.25)% 16.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.54% 1.59% 1.64% 1.66% 1.66%
Expenses net of waiver and payments by affiliates
e
...... 1.25% 1.28% 1.26% 1.25%
f
1.21%
Net investment income
c
........................... 0.88% 0.74% 1.14% 0.36% 0.48%
Supplemental data
Net assets, end of year (000’s) ..................... $12,693 $11,573 $11,414 $10,537 $13,509
Portfolio turnover rate ............................ 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
41
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.38 $13.82 $11.93 $15.11 $15.74
Income from investment operations
a
:
Net investment income
b,c
........................ 0.24 0.18 0.21 0.10 0.19
Net realized and unrealized gains (losses) ........... 2.74 1.80 1.97 (2.81) 2.43
Total from investment operations .................... 2.98 1.98 2.18 (2.71) 2.62
Less distributions from:
Net investment income .......................... (0.29) (0.28) (0.22) (0.06) (0.41)
Net realized gains ............................. (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ............................... (1.11) (0.42) (0.29) (0.47) (3.25)
Net asset value, end of year ....................... $17.25 $15.38 $13.82 $11.93 $15.11
Total return .................................... 19.88% 14.35% 18.39% (17.87)% 16.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.09% 1.14% 1.16% 1.16%
Expenses net of waiver and payments by affiliates
d
...... 0.75% 0.77% 0.76% 0.75%
e
0.71%
Net investment income
c
........................... 1.44% 1.20% 1.63% 0.81% 1.08%
Supplemental data
Net assets, end of year (000’s) ..................... $2,111 $1,574 $2,009 $2,178 $3,348
Portfolio turnover rate ............................ 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
42
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $16.22 $14.54 $12.55 $15.34 $15.93
Income from investment operations
a
:
Net investment income
b,c
........................ 0.35 0.31 0.34 0.24 0.15
Net realized and unrealized gains (losses) ........... 2.90 1.87 2.01 (2.81) 2.60
Total from investment operations .................... 3.25 2.18 2.35 (2.57) 2.75
Less distributions from:
Net investment income .......................... (0.37) (0.36) (0.29) (0.11) (0.50)
Net realized gains ............................. (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ............................... (1.19) (0.50) (0.36) (0.52) (3.34)
Capital contributions ............................. — — — 0.30 —
Net asset value, end of year ....................... $18.28 $16.22 $14.54 $12.55 $15.34
Total return .................................... 20.52% 15.05% 18.88% (14.60)%
d
17.37%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.49% 0.50% 0.67% 1.25% 0.41%
Expenses net of waiver and payments by affiliates
e
...... 0.20% 0.23% 0.21% 0.19% 0.14%
Net investment income
c
........................... 2.02% 1.93% 2.50% 1.85% 0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $1,333 $798 $140 $15 $4
Portfolio turnover rate ............................ 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (16.64)%.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2045 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
43
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.67 $14.06 $12.14 $15.34 $15.93
Income from investment operations
a
:
Net investment income
b,c
........................ 0.32 0.27 0.28 0.18 0.28
Net realized and unrealized gains (losses) ........... 2.80 1.84 1.99 (2.86) 2.46
Total from investment operations .................... 3.12 2.11 2.27 (2.68) 2.74
Less distributions from:
Net investment income .......................... (0.36) (0.36) (0.28) (0.11) (0.49)
Net realized gains ............................. (0.82) (0.14) (0.07) (0.41) (2.84)
Total distributions ............................... (1.18) (0.50) (0.35) (0.52) (3.33)
Net asset value, end of year ....................... $17.61 $15.67 $14.06 $12.14 $15.34
Total return .................................... 20.43% 15.01% 18.88% (17.40)% 17.32%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.54% 0.59% 0.64% 0.66% 0.67%
Expenses net of waiver and payments by affiliates
d
...... 0.25% 0.27% 0.26% 0.25%
e
0.22%
Net investment income
c
........................... 1.93% 1.77% 2.17% 1.37% 1.63%
Supplemental data
Net assets, end of year (000’s) ..................... $2,608 $1,895 $1,574 $1,279 $1,584
Portfolio turnover rate ............................ 22.67% 30.84% 28.98% 26.96% 70.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2045 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
44
See Abbreviations on page 105 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 44,934 $ 1,209,174
Domestic Equity 58.5%
a
Franklin Growth Fund , Class R6 ........................................ 82,395 11,206,557
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,368,614 27,002,752
a
Franklin U.S. Equity Index ETF ......................................... 197,050 11,779,649
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 119,167 8,261,848
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 48,655 4,030,573
a
Putnam Large Cap Value Fund , Class R6 ................................. 237,184 9,314,202
71,595,581
Domestic Fixed Income 10.2%
a
Franklin U.S. Core Bond ETF .......................................... 580,136 12,545,441
Foreign Equity 29.4%
a
ClearBridge International Growth Fund , Class IS ............................ 30,918 2,292,237
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 575,710 7,582,107
a
Franklin International Core Equity (IU) Fund ............................... 1,121,153 15,236,472
iShares Core MSCI EAFE ETF ......................................... 25,102 2,245,625
a
Templeton Developing Markets Trust , Class R6 ............................. 189,678 4,963,871
a
Templeton Foreign Fund , Class R6 ...................................... 381,698 3,530,708
35,851,020
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 84,685,272 ) ................................................................
121,201,216
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 1,181,507 1,181,507
Total Money Market Funds (Cost $ 1,181,507 ) ...................................
1,181,507
Total Short Term Investments (Cost $ 1,181,507 ) .................................
1,181,507
a
Total Investments (Cost $ 85,866,779 ) 100.1% ...................................
$122,382,723
Other Assets, less Liabilities (0.1) % ...........................................
(92,487)
Net Assets 100.0% ...........................................................
$122,290,236
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
45
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.25 $13.52 $11.55 $14.60 $15.76
Income from investment operations
a
:
Net investment income
b,c
........................ 0.25 0.22 0.23 0.14 0.24
Net realized and unrealized gains (losses) ........... 2.90 1.88 1.97 (2.71) 2.51
Total from investment operations .................... 3.15 2.10 2.20 (2.57) 2.75
Less distributions from:
Net investment income .......................... (0.31) (0.33) (0.19) (0.08) (0.43)
Net realized gains ............................. (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ............................... (1.07) (0.37) (0.23) (0.48) (3.91)
Net asset value, end of year ....................... $17.33 $15.25 $13.52 $11.55 $14.60
Total return
d
................................... 21.17% 15.53% 19.28% (17.52)% 17.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 1.06% 1.16% 1.31% 1.28%
Expenses net of waiver and payments by affiliates
e
...... 0.49% 0.52% 0.50% 0.49%
f
0.45%
Net investment income
c
........................... 1.51% 1.46% 1.89% 1.11% 1.42%
Supplemental data
Net assets, end of year (000’s) ..................... $52,763 $43,472 $31,778 $24,594 $30,413
Portfolio turnover rate ............................ 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
46
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.98 $13.30 $11.37 $14.40 $15.61
Income from investment operations
a
:
Net investment income
b,c
........................ 0.11 0.09 0.13 0.04 0.10
Net realized and unrealized gains (losses) ........... 2.84 1.86 1.94 (2.66) 2.49
Total from investment operations .................... 2.95 1.95 2.07 (2.62) 2.59
Less distributions from:
Net investment income .......................... (0.18) (0.23) (0.10) (0.01) (0.32)
Net realized gains ............................. (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ............................... (0.94) (0.27) (0.14) (0.41) (3.80)
Net asset value, end of year ....................... $16.99 $14.98 $13.30 $11.37 $14.40
Total return
d
................................... 20.25% 14.70% 18.38% (18.13)% 16.66%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.81% 1.91% 2.06% 2.02%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.27% 1.25% 1.24%
f
1.20%
Net investment income
c
........................... 0.72% 0.64% 1.10% 0.36% 0.57%
Supplemental data
Net assets, end of year (000’s) ..................... $9,176 $8,609 $7,947 $6,564 $8,038
Portfolio turnover rate ............................ 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
47
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.28 $13.54 $11.57 $14.61 $15.76
Income from investment operations
a
:
Net investment income
b,c
........................ 0.20 0.17 0.20 0.10 0.17
Net realized and unrealized gains (losses) ........... 2.90 1.90 1.97 (2.68) 2.54
Total from investment operations .................... 3.10 2.07 2.17 (2.58) 2.71
Less distributions from:
Net investment income .......................... (0.26) (0.29) (0.16) (0.06) (0.38)
Net realized gains ............................. (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ............................... (1.02) (0.33) (0.20) (0.46) (3.86)
Net asset value, end of year ....................... $17.36 $15.28 $13.54 $11.57 $14.61
Total return .................................... 20.84% 15.29% 18.96% (17.64)% 17.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.31% 1.41% 1.56% 1.51%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.77% 0.75% 0.74%
e
0.70%
Net investment income
c
........................... 1.23% 1.17% 1.60% 0.84% 0.97%
Supplemental data
Net assets, end of year (000’s) ..................... $2,473 $2,261 $1,868 $1,608 $1,857
Portfolio turnover rate ............................ 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
48
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.41 $13.65 $11.66 $14.72 $15.87
Income from investment operations
a
:
Net investment income
b,c
........................ 0.31 0.31 0.34 0.20 0.14
Net realized and unrealized gains (losses) ........... 2.92 1.86 1.92 (2.76) 2.68
Total from investment operations .................... 3.23 2.17 2.26 (2.56) 2.82
Less distributions from:
Net investment income .......................... (0.35) (0.37) (0.23) (0.12) (0.49)
Net realized gains ............................. (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ............................... (1.11) (0.41) (0.27) (0.52) (3.97)
Capital contributions ............................. — — — 0.02 —
Net asset value, end of year ....................... $17.53 $15.41 $13.65 $11.66 $14.72
Total return .................................... 21.51% 15.92% 19.60% (17.18)%
d
17.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.96% 0.92% 0.78% 0.43% 0.51%
Expenses net of waiver and payments by affiliates
e
...... 0.19% 0.21% 0.21% 0.19%
f
0.14%
Net investment income
c
........................... 1.87% 2.05% 2.69% 1.66% 0.85%
Supplemental data
Net assets, end of year (000’s) ..................... $345 $222 $91 $5 $2
Portfolio turnover rate ............................ 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.32)%.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2050 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
49
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.40 $13.64 $11.65 $14.72 $15.87
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.25 0.27 0.17 0.28
Net realized and unrealized gains (losses) ........... 2.92 1.91 1.98 (2.73) 2.53
Total from investment operations .................... 3.21 2.16 2.25 (2.56) 2.81
Less distributions from:
Net investment income .......................... (0.34) (0.36) (0.22) (0.11) (0.48)
Net realized gains ............................. (0.76) (0.04) (0.04) (0.40) (3.48)
Total distributions ............................... (1.10) (0.40) (0.26) (0.51) (3.96)
Net asset value, end of year ....................... $17.51 $15.40 $13.64 $11.65 $14.72
Total return .................................... 21.48% 15.87% 19.56% (17.30)% 17.77%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.81% 0.91% 1.06% 1.03%
Expenses net of waiver and payments by affiliates
d
...... 0.24% 0.27% 0.25% 0.25%
e
0.20%
Net investment income
c
........................... 1.75% 1.68% 2.16% 1.41% 1.62%
Supplemental data
Net assets, end of year (000’s) ..................... $1,531 $1,655 $1,330 $978 $942
Portfolio turnover rate ............................ 25.54% 25.21% 27.46% 43.95% 85.61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2050 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
50
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.8%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 24,163 $ 650,226
Domestic Equity 62.4%
a
Franklin Growth Fund , Class R6 ........................................ 47,603 6,474,499
a
Franklin U.S. Core Equity (IU) Fund ..................................... 790,687 15,600,256
a
Franklin U.S. Equity Index ETF ......................................... 113,830 6,804,758
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 68,837 4,772,469
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 28,111 2,328,682
a
Putnam Large Cap Value Fund , Class R6 ................................. 137,038 5,381,482
41,362,146
Domestic Fixed Income 4.1%
a
Franklin U.S. Core Bond ETF .......................................... 126,784 2,741,704
Foreign Equity 31.3%
a
ClearBridge International Growth Fund , Class IS ............................ 17,861 1,324,187
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 332,682 4,381,427
a
Franklin International Core Equity (IU) Fund ............................... 647,646 8,801,507
iShares Core MSCI EAFE ETF ......................................... 14,507 1,297,796
a
Templeton Developing Markets Trust , Class R6 ............................. 109,595 2,868,098
a
Templeton Foreign Fund , Class R6 ...................................... 220,534 2,039,942
20,712,957
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 45,904,995 ) ................................................................
65,467,033
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 877,395 877,395
Total Money Market Funds (Cost $ 877,395 ) .....................................
877,395
Total Short Term Investments (Cost $ 877,395 ) ..................................
877,395
a
Total Investments (Cost $ 46,782,390 ) 100.1% ...................................
$66,344,428
Other Assets, less Liabilities (0.1) % ...........................................
(55,634)
Net Assets 100.0% ...........................................................
$66,288,794
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
51
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.81 $12.23 $10.48 $13.21 $13.41
Income from investment operations
a
:
Net investment income
b,c
........................ 0.22 0.19 0.21 0.13 0.20
Net realized and unrealized gains (losses) ........... 2.68 1.73 1.79 (2.46) 2.12
Total from investment operations .................... 2.90 1.92 2.00 (2.33) 2.32
Less distributions from:
Net investment income .......................... (0.27) (0.29) (0.17) (0.07) (0.40)
Net realized gains ............................. (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ............................... (0.90) (0.34) (0.25) (0.40) (2.52)
Net asset value, end of year ....................... $15.81 $13.81 $12.23 $10.48 $13.21
Total return
d
................................... 21.49% 15.73% 19.32% (17.54)% 17.34%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.12% 1.23% 1.43% 1.65% 1.79%
Expenses net of waiver and payments by affiliates
e
...... 0.49% 0.52% 0.50%
f
0.49%
f
0.46%
f
Net investment income
c
........................... 1.49% 1.40% 1.90% 1.16% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $41,843 $30,422 $24,201 $17,210 $17,727
Portfolio turnover rate ............................ 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
52
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.43 $11.92 $10.22 $12.92 $13.18
Income from investment operations
a
:
Net investment income
b,c
........................ 0.10 0.08 0.12 0.05 0.09
Net realized and unrealized gains (losses) ........... 2.60 1.69 1.75 (2.41) 2.08
Total from investment operations .................... 2.70 1.77 1.87 (2.36) 2.17
Less distributions from:
Net investment income .......................... (0.16) (0.21) (0.09) (0.01) (0.31)
Net realized gains ............................. (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ............................... (0.79) (0.26) (0.17) (0.34) (2.43)
Net asset value, end of year ....................... $15.34 $13.43 $11.92 $10.22 $12.92
Total return
d
................................... 20.61% 14.86% 18.48% (18.19)% 16.49%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.86% 1.98% 2.19% 2.40% 2.54%
Expenses net of waiver and payments by affiliates
e
...... 1.24% 1.27% 1.25%
f
1.24%
f
1.21%
f
Net investment income
c
........................... 0.70% 0.62% 1.12% 0.42% 0.60%
Supplemental data
Net assets, end of year (000’s) ..................... $8,774 $7,828 $7,243 $5,880 $6,236
Portfolio turnover rate ............................ 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
53
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.73 $12.16 $10.42 $13.15 $13.36
Income from investment operations
a
:
Net investment income
b,c
........................ 0.18 0.16 0.18 0.10 0.17
Net realized and unrealized gains (losses) ........... 2.66 1.72 1.79 (2.45) 2.10
Total from investment operations .................... 2.84 1.88 1.97 (2.35) 2.27
Less distributions from:
Net investment income .......................... (0.23) (0.26) (0.15) (0.05) (0.36)
Net realized gains ............................. (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ............................... (0.86) (0.31) (0.23) (0.38) (2.48)
Net asset value, end of year ....................... $15.71 $13.73 $12.16 $10.42 $13.15
Total return .................................... 21.19% 15.47% 19.07% (17.79)% 17.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.36% 1.47% 1.68% 1.89% 2.04%
Expenses net of waiver and payments by affiliates
d
...... 0.74% 0.77% 0.75%
e
0.74%
e
0.71%
e
Net investment income
c
........................... 1.22% 1.17% 1.64% 0.94% 1.16%
Supplemental data
Net assets, end of year (000’s) ..................... $2,108 $1,684 $1,321 $996 $936
Portfolio turnover rate ............................ 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
54
a
Year Ended December 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $14.12 $12.49 $10.69 $13.24 $13.43
Income from investment operations
a
:
Net investment income
b,c
........................ 0.29 0.27 0.31 0.15 0.13
Net realized and unrealized gains (losses) ........... 2.72 1.74 1.77 (2.44) 2.24
Total from investment operations .................... 3.01 2.01 2.08 (2.29) 2.37
Less distributions from:
Net investment income .......................... (0.31) (0.33) (0.20) (0.09) (0.44)
Net realized gains ............................. (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ............................... (0.94) (0.38) (0.28) (0.42) (2.56)
Capital contributions ............................. — — — 0.16 —
Net asset value, end of year ....................... $16.19 $14.12 $12.49 $10.69 $13.24
Total return .................................... 21.79% 16.13% 19.74% (15.90)%
d
17.72%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.97% 1.90% 2.37% 0.59% 0.67%
Expenses net of waiver and payments by affiliates
e
...... 0.19% 0.22% 0.20%
f
0.15%
f
0.12%
f
Net investment income
c
........................... 1.91% 1.96% 2.64% 1.29% 0.87%
Supplemental data
Net assets, end of year (000’s) ..................... $188 $76 $27 $4 $8
Portfolio turnover rate ............................ 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.14)%.
e
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2055 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
55
a
Year Ended December 31,
2025 2024 2023 2022 2021
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.84 $12.25 $10.50 $13.22 $13.42
Income from investment operations
a
:
Net investment income
b,c
........................ 0.26 0.23 0.23 0.16 0.24
Net realized and unrealized gains (losses) ........... 2.69 1.73 1.80 (2.46) 2.11
Total from investment operations .................... 2.95 1.96 2.03 (2.30) 2.35
Less distributions from:
Net investment income .......................... (0.30) (0.32) (0.20) (0.09) (0.43)
Net realized gains ............................. (0.63) (0.05) (0.08) (0.33) (2.12)
Total distributions ............................... (0.93) (0.37) (0.28) (0.42) (2.55)
Net asset value, end of year ....................... $15.86 $13.84 $12.25 $10.50 $13.22
Total return .................................... 21.83% 16.07% 19.56% (17.30)% 17.60%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.98% 1.21% 1.39% 1.54%
Expenses net of waiver and payments by affiliates
d
...... 0.24% 0.27% 0.25%
e
0.24%
e
0.21%
e
Net investment income
c
........................... 1.76% 1.68% 2.05% 1.43% 1.61%
Supplemental data
Net assets, end of year (000’s) ..................... $1,120 $809 $579 $519 $505
Portfolio turnover rate ............................ 22.11% 27.08% 29.62% 28.43% 87.74%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.
d
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2055 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
56
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 1.0%
a
Franklin Systematic Style Premia ETF .................................... 19,613 $ 527,786
Domestic Equity 64.1%
a
Franklin Growth Fund , Class R6 ........................................ 39,883 5,424,458
a
Franklin U.S. Core Equity (IU) Fund ..................................... 662,505 13,071,220
a
Franklin U.S. Equity Index ETF ......................................... 95,375 5,701,518
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 57,649 3,996,805
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 23,551 1,950,954
a
Putnam Large Cap Value Fund , Class R6 ................................. 114,795 4,507,982
34,652,937
Domestic Fixed Income 1.6%
a
Franklin U.S. Core Bond ETF .......................................... 40,871 883,835
Foreign Equity 32.2%
a
ClearBridge International Growth Fund , Class IS ............................ 14,960 1,109,154
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 278,742 3,671,031
a
Franklin International Core Equity (IU) Fund ............................... 542,539 7,373,102
iShares Core MSCI EAFE ETF ......................................... 12,130 1,085,150
a
Templeton Developing Markets Trust , Class R6 ............................. 91,816 2,402,814
a
Templeton Foreign Fund , Class R6 ...................................... 184,788 1,709,290
17,350,541
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 38,870,006 ) ................................................................
53,415,099
a a a a
Short Term Investments 1.3%
a
Money Market Funds 1.3%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 678,389 678,389
Total Money Market Funds (Cost $ 678,389 ) .....................................
678,389
Total Short Term Investments (Cost $ 678,389 ) ..................................
678,389
a
Total Investments (Cost $ 39,548,395 ) 100.2% ...................................
$54,093,488
Other Assets, less Liabilities (0.2) % ...........................................
(60,902)
Net Assets 100.0% ...........................................................
$54,032,586
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
57
a
Year Ended December 31, Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.88 $10.48 $9.00 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.20 0.17 0.19 0.14 0.27
Net realized and unrealized gains (losses) ........... 2.28 1.48 1.49 (2.15) 1.58
Total from investment operations .................... 2.48 1.65 1.68 (2.01) 1.85
Less distributions from:
Net investment income .......................... (0.22) (0.22) (0.17) (0.07) (0.32)
Net realized gains ............................. (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.65) (0.25) (0.20) (0.25) (0.59)
Net asset value, end of year ....................... $13.71 $11.88 $10.48 $9.00 $11.26
Total return
e
................................... 21.30% 15.71% 18.80% (17.81)% 18.52%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 2.54% 2.63% 4.63% 7.64% 13.83%
Expenses net of waiver and payments by affiliates
g
...... 0.49% 0.52% 0.51%
h
0.44%
h
0.21%
Net investment income
d
........................... 1.54% 1.49% 1.93% 1.47% 2.34%
Supplemental data
Net assets, end of year (000’s) ..................... $9,584 $5,929 $3,364 $1,631 $325
Portfolio turnover rate ............................ 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
58
a
Year Ended December 31, Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.82 $10.45 $8.99 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.10 0.08 0.13 0.07 0.28
Net realized and unrealized gains (losses) ........... 2.28 1.47 1.47 (2.13) 1.56
Total from investment operations .................... 2.38 1.55 1.60 (2.06) 1.84
Less distributions from:
Net investment income .......................... (0.14) (0.15) (0.11) (0.02) (0.32)
Net realized gains ............................. (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.57) (0.18) (0.14) (0.20) (0.59)
Net asset value, end of year ....................... $13.63 $11.82 $10.45 $8.99 $11.25
Total return
e
................................... 20.52% 14.79% 17.90% (18.23)% 18.43%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 3.29% 3.39% 5.05% 8.76% 14.00%
Expenses net of waiver and payments by affiliates
g
...... 1.24% 1.27% 1.27%
h
1.10%
h
0.21%
Net investment income
d
........................... 0.77% 0.73% 1.32% 0.80% 2.49%
Supplemental data
Net assets, end of year (000’s) ..................... $1,139 $767 $475 $176 $68
Portfolio turnover rate ............................ 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
59
a
Year Ended December 31, Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.86 $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.17 0.17 0.16 0.09 0.23
Net realized and unrealized gains (losses) ........... 2.29 1.43 1.49 (2.11) 1.61
Total from investment operations .................... 2.46 1.60 1.65 (2.02) 1.84
Less distributions from:
Net investment income .......................... (0.20) (0.19) (0.14) (0.05) (0.32)
Net realized gains ............................. (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.63) (0.22) (0.17) (0.23) (0.59)
Net asset value, end of year ....................... $13.69 $11.86 $10.48 $9.00 $11.25
Total return
e
................................... 21.15% 15.29% 18.54% (17.91)% 18.42%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 2.79% 2.67% 4.79% 7.79% 12.86%
Expenses net of waiver and payments by affiliates
g
...... 0.74% 0.77% 0.76%
h
0.61%
h
0.21%
Net investment income
d
........................... 1.33% 1.45% 1.68% 1.00% 2.02%
Supplemental data
Net assets, end of year (000’s) ..................... $226 $121 $54 $32 $37
Portfolio turnover rate ............................ 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
60
a
Year Ended December 31, Year Ended
December 31,
2021
a
2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.91 $10.50 $9.02 $11.26 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.27 0.20 0.20 0.13 0.16
Net realized and unrealized gains (losses) ........... 2.26 1.49 1.50 (2.13) 1.69
Total from investment operations .................... 2.53 1.69 1.70 (2.00) 1.85
Less distributions from:
Net investment income .......................... (0.25) (0.25) (0.19) (0.08) (0.32)
Net realized gains ............................. (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.68) (0.28) (0.22) (0.26) (0.59)
Capital contributions ............................. — — — 0.02 —
Net asset value, end of year ....................... $13.76 $11.91 $10.50 $9.02 $11.26
Total return
e
................................... 21.68% 16.08% 19.08% (17.45)%
f
18.56%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ...... 3.15% 2.52% 4.35% 6.87% 13.90%
Expenses net of waiver and payments by affiliates
h
...... 0.19% 0.22% 0.21% 0.20%
i
0.15%
Net investment income
d
........................... 2.03% 1.75% 2.10% 1.39% 1.38%
Supplemental data
Net assets, end of year (000’s) ..................... $79 $16 $11 $9 $11
Portfolio turnover rate ............................ 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been (17.62)%.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Financial Highlights
Franklin LifeSmart™ 2060 Retirement Target Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
61
a
Year Ended December 31, Year Ended
December 31,
2021
a
2025 2024 2023 2022
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.88 $10.48 $9.00 $11.25 $10.00
Income from investment operations
b
:
Net investment income
c,d
........................ 0.22 0.19 0.20 0.13 0.20
Net realized and unrealized gains (losses) ........... 2.30 1.48 1.50 (2.12) 1.64
Total from investment operations .................... 2.52 1.67 1.70 (1.99) 1.84
Less distributions from:
Net investment income .......................... (0.25) (0.24) (0.19) (0.08) (0.32)
Net realized gains ............................. (0.43) (0.03) (0.03) (0.18) (0.27)
Total distributions ............................... (0.68) (0.27) (0.22) (0.26) (0.59)
Net asset value, end of year ....................... $13.72 $11.88 $10.48 $9.00 $11.25
Total return
e
................................... 21.60% 15.96% 19.07% (17.59)% 18.41%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ...... 2.30% 2.50% 4.51% 7.40% 14.59%
Expenses net of waiver and payments by affiliates
g
...... 0.24% 0.27% 0.25%
h
0.25%
h
0.20%
Net investment income
d
........................... 1.74% 1.63% 2.06% 1.35% 1.75%
Supplemental data
Net assets, end of year (000’s) ..................... $1,642 $1,239 $1,054 $888 $1,096
Portfolio turnover rate ............................ 19.70% 27.48% 31.87% 34.77% 77.89%
a
For the period January 29, 2021 (commencement of operations) to December 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Fund Allocator Series
Schedule of Investments, December 31, 2025
Franklin LifeSmart™ 2060 Retirement Target Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
62
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.7%
Alternative Strategies 0.9%
a
Franklin Systematic Style Premia ETF .................................... 4,269 $ 114,879
Domestic Equity 64.0%
a
Franklin Growth Fund , Class R6 ........................................ 9,346 1,271,157
a
Franklin U.S. Core Equity (IU) Fund ..................................... 155,294 3,063,945
a
Franklin U.S. Equity Index ETF ......................................... 22,275 1,331,600
a
Franklin U.S. Large Cap Multifactor Index ETF ............................. 13,430 931,102
a,b
Putnam Large Cap Growth Fund , Class R6 ................................ 5,518 457,102
a
Putnam Large Cap Value Fund , Class R6 ................................. 26,893 1,056,107
8,111,013
Domestic Fixed Income 1.6%
a
Franklin U.S. Core Bond ETF .......................................... 9,575 207,059
Foreign Equity 32.2%
a
ClearBridge International Growth Fund , Class IS ............................ 3,506 259,932
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 65,468 862,216
a
Franklin International Core Equity (IU) Fund ............................... 127,202 1,728,679
iShares Core MSCI EAFE ETF ......................................... 2,864 256,214
a
Templeton Developing Markets Trust , Class R6 ............................. 21,518 563,116
a
Templeton Foreign Fund , Class R6 ...................................... 43,508 402,445
4,072,602
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$ 10,308,459 ) ................................................................
12,505,553
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,c
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 127,274 127,274
Total Money Market Funds (Cost $ 127,274 ) .....................................
127,274
Total Short Term Investments (Cost $ 127,274 ) ..................................
127,274
a
Total Investments (Cost $ 10,435,733 ) 99.7% ....................................
$12,632,827
Other Assets, less Liabilities 0.3% .............................................
38,338
Net Assets 100.0% ...........................................................
$12,671,165
See Abbreviations on page 105 .
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
63
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $6,542,023 $579,200 $2,297,192 $1,629,182
Cost - Non-controlled affiliates (Note 3 f ) ..... 36,007,957 21,367,072 86,732,178 65,211,605
Value - Unaffiliated issuers ............... $7,705,861 $641,927 $2,685,130 $1,980,588
Value - Non-controlled affiliates (Note 3 f ) ..... 36,939,307 25,132,726 107,915,885 82,517,310
Receivables:
Capital shares sold ..................... 83 3,592 9,722 24,965
Dividends ............................ 41,351 — — —
Affiliates ............................. 14,272 — — —
Total assets ....................... 44,700,874 25,778,245 110,610,737 84,522,863
Liabilities:
Payables:
Capital shares redeemed ................ 19,111 504 7,616 620
Management & Asset allocation fees ........ — 3,277 13,630 6,389
Distribution fees ....................... 11,055 6,591 29,807 24,458
Transfer agent fees ..................... 10,984 5,091 27,715 22,233
Registration and filing fees ............... 5,275 5,074 4,631 4,863
Professional fees ...................... 33,571 26,213 25,733 25,696
Trustees' fees and expenses .............. 35 36 48 23
Accrued expenses and other liabilities ........ 5,218 3,757 7,183 6,274
Total liabilities ...................... 85,249 50,543 116,363 90,556
Net assets, at value .............. $44,615,625 $25,727,702 $110,494,374 $84,432,307
Net assets consist of:
Paid-in capital .......................... $46,690,092 $22,118,798 $89,782,662 $66,346,532
Total distributable earnings (losses) .......... (2,074,467) 3,608,904 20,711,712 18,085,775
Net assets, at value .............. $44,615,625 $25,727,702 $110,494,374 $84,432,307

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
64
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Class A:
Net assets, at value .................... $37,980,689 $22,783,135 $95,874,478 $67,558,813
Shares outstanding ..................... 3,474,505 1,752,039 7,031,210 4,422,527
Net asset value per share
a ,b
............... $10.93 $13.00 $13.64 $15.28
Maximum offering price per share (net asset
value per share ÷ 94 .50% )
b
............... $11.57 $13.76 $14.43 $16.17
Class C:
Net assets, at value .................... $2,829,553 $1,931,054 $10,286,915 $10,924,655
Shares outstanding ..................... 262,164 149,717 773,451 729,201
Net asset value and maximum offering price per
share
a ,b
.............................. $10.79 $12.90 $13.30 $14.98
Class R:
Net assets, at value .................... $1,205,254 $298,299 $1,592,040 $2,171,114
Shares outstanding ..................... 110,680 22,928 117,297 142,618
Net asset value and maximum offering price per
share
b
............................... $10.89 $13.01 $13.57 $15.22
Class R6:
Net assets, at value .................... $120,331 $5,494 $98,813 $88,481
Shares outstanding ..................... 10,948 410 7,208 5,705
Net asset value and maximum offering price per
share
b
............................... $10.99 $13.39 $13.71 $15.51
Advisor Class:
Net assets, at value .................... $2,479,798 $709,720 $2,642,128 $3,689,244
Shares outstanding ..................... 225,938 54,356 193,083 240,135
Net asset value and maximum offering price per
share
b
............................... $10.98 $13.06 $13.68 $15.36
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
65
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $2,838,837 $852,548 $1,593,399 $915,443
Cost - Non-controlled affiliates (Note 3 f ) ..... 115,814,505 54,945,762 84,273,380 45,866,947
Value - Unaffiliated issuers ............... $3,606,433 $1,230,880 $2,245,625 $1,297,796
Value - Non-controlled affiliates (Note 3 f ) ..... 154,448,051 73,711,351 120,137,098 65,046,632
Receivables:
Capital shares sold ..................... 49,306 63,348 71,501 22,629
Total assets ....................... 158,103,790 75,005,579 122,454,224 66,367,057
Liabilities:
Payables:
Capital shares redeemed ................ 1,690 13,519 54,665 2,570
Management & Asset allocation fees ........ 17,029 4,973 7,145 291
Distribution fees ....................... 43,905 21,400 33,506 19,985
Transfer agent fees ..................... 45,193 19,513 31,201 19,244
Registration and filing fees ............... 4,568 4,991 4,617 4,993
Professional fees ...................... 25,676 25,662 25,671 25,774
Trustees' fees and expenses .............. 23 23 17 23
Accrued expenses and other liabilities ........ 6,542 6,240 7,166 5,383
Total liabilities ...................... 144,626 96,321 163,988 78,263
Net assets, at value .............. $157,959,164 $74,909,258 $122,290,236 $66,288,794
Net assets consist of:
Paid-in capital .......................... $116,528,907 $54,396,113 $82,608,038 $45,009,904
Total distributable earnings (losses) .......... 41,430,257 20,513,145 39,682,198 21,278,890
Net assets, at value .............. $157,959,164 $74,909,258 $122,290,236 $66,288,794

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
66
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Class A:
Net assets, at value .................... $128,099,435 $60,297,184 $103,544,705 $52,763,359
Shares outstanding ..................... 8,094,063 3,732,937 5,957,698 3,045,264
Net asset value per share
a ,b
............... $15.83 $16.15 $17.38 $17.33
Maximum offering price per share (net asset
value per share ÷ 94 .50% )
b
............... $16.75 $17.09 $18.39 $18.34
Class C:
Net assets, at value .................... $16,289,329 $9,069,835 $12,693,378 $9,175,997
Shares outstanding ..................... 1,070,156 577,564 766,700 539,984
Net asset value and maximum offering price per
share
a ,b
.............................. $15.22 $15.70 $16.56 $16.99
Class R:
Net assets, at value .................... $6,908,316 $2,394,850 $2,110,872 $2,472,917
Shares outstanding ..................... 437,407 148,449 122,362 142,434
Net asset value and maximum offering price per
share
b
............................... $15.79 $16.13 $17.25 $17.36
Class R6:
Net assets, at value .................... $349,088 $462,214 $1,332,965 $345,259
Shares outstanding ..................... 21,761 28,309 72,922 19,698
Net asset value and maximum offering price per
share
b
............................... $16.04 $16.33 $18.28 $17.53
Advisor Class:
Net assets, at value .................... $6,312,996 $2,685,175 $2,608,316 $1,531,262
Shares outstanding ..................... 393,164 164,905 148,096 87,426
Net asset value and maximum offering price per
share
b
............................... $16.06 $16.28 $17.61 $17.51
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
67
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $788,170 $200,899
Cost - Non-controlled affiliates (Note 3 f ) ....................................... 38,760,225 10,234,834
Value - Unaffiliated issuers ................................................. $1,085,150 $256,214
Value - Non-controlled affiliates (Note 3 f ) ....................................... 53,008,338 12,376,613
Receivables:
Capital shares sold ....................................................... 24,707 26,232
Affiliates ............................................................... 6,599 51,606
Total assets ......................................................... 54,124,794 12,710,665
Liabilities:
Payables:
Capital shares redeemed .................................................. 19,430 100
Distribution fees ......................................................... 17,101 3,043
Transfer agent fees ....................................................... 18,941 6,987
Reports to shareholders fees ............................................... 4,437 2,246
Registration and filing fees ................................................. 4,915 —
Professional fees ........................................................ 25,711 25,391
Trustees' fees and expenses ................................................ 23 29
Accrued expenses and other liabilities .......................................... 1,650 1,704
Total liabilities ........................................................ 92,208 39,500
Net assets, at value ................................................ $54,032,586 $12,671,165
Net assets consist of:
Paid-in capital ............................................................ $38,199,692 $10,226,635
Total distributable earnings (losses) ............................................ 15,832,894 2,444,530
Net assets, at value ................................................ $54,032,586 $12,671,165

Franklin Fund Allocator Series
Financial Statements
Statements of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
68
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Class A:
Net assets, at value ...................................................... $41,843,417 $9,584,082
Shares outstanding ....................................................... 2,646,709 698,857
Net asset value per share
a ,b
................................................. $15.81 $13.71
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
............... $16.73 $14.51
Class C:
Net assets, at value ...................................................... $8,773,786 $1,139,100
Shares outstanding ....................................................... 572,104 83,592
Net asset value and maximum offering price per share
a ,b
........................... $15.34 $13.63
Class R:
Net assets, at value ...................................................... $2,107,648 $226,304
Shares outstanding ....................................................... 134,185 16,536
Net asset value and maximum offering price per share
b
............................ $15.71 $13.69
Class R6:
Net assets, at value ...................................................... $188,141 $79,373
Shares outstanding ....................................................... 11,621 5,768
Net asset value and maximum offering price per share
b
............................ $16.19 $13.76
Advisor Class:
Net assets, at value ...................................................... $1,119,594 $1,642,306
Shares outstanding ....................................................... 70,614 119,669
Net asset value and maximum offering price per share
b
............................ $15.86 $13.72
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
69
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $559,334 $21,712 $94,567 $69,732
Non-controlled affiliates (Note 3 f ) .......... 1,710,386 803,109 3,200,693 2,133,477
Interest:
Unaffiliated issuers ..................... — 698 2,607 1,361
Total investment income ................ 2,269,720 825,519 3,297,867 2,204,570
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 113,395 63,249 271,642 193,993
Distribution fees: (Note 3c )
    Class A ............................. 95,690 55,862 234,746 154,052
    Class C ............................. 29,558 20,662 105,867 109,131
    Class R ............................. 6,863 1,467 8,188 10,459
Transfer agent fees: (Note 3e )
    Class A ............................. 44,545 21,497 99,904 79,543
    Class C ............................. 3,437 1,985 11,271 14,008
    Class R ............................. 1,606 290 1,743 2,691
    Class R6 ............................ 187 292 274 323
Advisor Class ......................... 3,100 578 2,654 3,753
Custodian fees ......................... 86 299 1,363 837
Reports to shareholders fees ............... 10,381 7,047 13,682 10,667
Registration and filing fees ................. 85,226 77,830 78,845 78,459
Professional fees ........................ 57,462 48,986 49,085 49,142
Trustees' fees and expenses ............... 752 534 1,425 1,068
Other ................................. 15,302 15,124 16,319 15,807
Total expenses ...................... 467,590 315,702 897,008 723,933
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (312,851) (179,891) (291,457) (270,026)
Net expenses ...................... 154,739 135,811 605,551 453,907
Net investment income ............. 2,114,981 689,708 2,692,316 1,750,663
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 285,441 40,004 212,781 154,668
Non-controlled affiliates (Note 3 f ) ......... (208,079) 513,199 2,829,766 763,432
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 106,425 464,802 2,397,338 2,121,667
Net realized gain (loss) ............... 183,787 1,018,005 5,439,885 3,039,767
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 103,983 3,396 29,175 56,293
Non-controlled affiliates (Note 3 f ) ......... 1,851,956 1,430,993 6,727,830 6,721,116
Net change in unrealized appreciation
(depreciation) ...................... 1,955,939 1,434,389 6,757,005 6,777,409
Net realized and unrealized gain (loss) ......... 2,139,726 2,452,394 12,196,890 9,817,176
Net increase (decrease) in net assets resulting from
operations ............................... $4,254,707 $3,142,102 $14,889,206 $11,567,839

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
70
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $136,505 $49,571 $90,249 $52,568
Non-controlled affiliates (Note 3 f ) .......... 3,719,884 1,584,502 2,289,588 1,151,965
Interest:
Unaffiliated issuers ..................... 2,487 1,769 2,229 1,545
Total investment income ................ 3,858,876 1,635,842 2,382,066 1,206,078
Expenses:
Management & Asset allocation fees (Note 3 a ) .. 369,837 169,588 278,705 151,381
Distribution fees: (Note 3c )
    Class A ............................. 300,281 137,557 236,484 119,224
    Class C ............................. 158,889 85,147 118,873 88,704
    Class R ............................. 31,143 9,591 9,012 11,741
Transfer agent fees: (Note 3e )
    Class A ............................. 146,619 79,745 136,716 95,806
    Class C ............................. 19,381 12,331 17,165 17,725
    Class R ............................. 7,609 2,787 2,611 4,695
    Class R6 ............................ 1,118 673 924 1,187
    Advisor Class ......................... 6,655 2,920 3,166 2,766
Custodian fees ......................... 1,411 781 1,503 835
Reports to shareholders fees ............... 11,985 10,945 13,682 11,536
Registration and filing fees ................. 78,737 78,113 83,911 85,049
Professional fees ........................ 49,132 49,179 49,097 49,351
Trustees' fees and expenses ............... 1,811 969 1,422 904
Other ................................. 16,380 15,253 15,469 14,771
Total expenses ...................... 1,200,988 655,579 968,740 655,675
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (318,238) (261,740) (328,754) (291,012)
Net expenses ...................... 882,750 393,839 639,986 364,663
Net investment income ............. 2,976,126 1,242,003 1,742,080 841,415
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... 317,273 147,800 288,491 146,360
Non-controlled affiliates (Note 3 f ) ......... 2,319,907 437,289 1,550,379 441,097
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ......... 4,537,617 2,281,290 4,150,445 2,398,166
Net realized gain (loss) ............... 7,174,797 2,866,379 5,989,315 2,985,623
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 174,930 117,097 197,408 133,943
Non-controlled affiliates (Note 3 f ) ......... 13,669,515 7,438,243 12,615,353 7,700,172
Net change in unrealized appreciation
(depreciation) ...................... 13,844,445 7,555,340 12,812,761 7,834,115
Net realized and unrealized gain (loss) ......... 21,019,242 10,421,719 18,802,076 10,819,738
Net increase (decrease) in net assets resulting from
operations ............................... $23,995,368 $11,663,722 $20,544,156 $11,661,153

Franklin Fund Allocator Series
Financial Statements
Statements of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
71
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $42,398 $9,429
Non-controlled affiliates (Note 3 f ) ............................................ 878,442 195,163
Total investment income .................................................. 920,840 204,592
Expenses:
Management & Asset allocation fees (Note 3 a ) .................................... 116,629 25,290
Distribution fees: (Note 3c )
Class A ............................................................... 88,794 18,909
    Class C ............................................................... 82,182 9,504
    Class R ............................................................... 9,473 828
Transfer agent fees: (Note 3e )
    Class A ............................................................... 94,252 45,100
    Class C ............................................................... 21,612 5,687
    Class R ............................................................... 4,992 984
Class R6 .............................................................. 1,745 608
    Advisor Class ........................................................... 2,373 8,365
Custodian fees ........................................................... 617 1,466
Reports to shareholders fees ................................................. 12,147 8,367
Registration and filing fees ................................................... 86,431 71,282
Professional fees .......................................................... 49,196 50,535
Trustees' fees and expenses ................................................. 744 370
Other ................................................................... 14,565 14,080
Total expenses ........................................................ 585,752 261,375
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............................. (294,033) (207,997)
Net expenses ........................................................ 291,719 53,378
Net investment income ............................................... 629,121 151,214
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 112,086 15,105
Non-controlled affiliates (Note 3 f ) ........................................... 135,494 (7,607)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 f ) ........................................... 2,008,753 468,237
Net realized gain (loss) ................................................. 2,256,333 475,735
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 102,860 30,583
Non-controlled affiliates (Note 3 f ) ........................................... 6,157,192 1,350,291
Net change in unrealized appreciation (depreciation) ........................... 6,260,052 1,380,874
Net realized and unrealized gain (loss) ........................................... 8,516,385 1,856,609
Net increase (decrease) in net assets resulting from operations ......................... $9,145,506 $2,007,823

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
72
Franklin LifeSmart™ Retirement Income
Fund
Franklin LifeSmart™ 2020 Retirement Target
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,114,981 $2,231,694 $689,708 $682,966
Net realized gain (loss) ............ 183,787 (516,959) 1,018,005 908,663
Net change in unrealized appreciation
(depreciation) ................. 1,955,939 1,870,194 1,434,389 533,415
Net increase (decrease) in net
assets resulting from operations . 4,254,707 3,584,929 3,142,102 2,125,044
Distributions to shareholders:
Class A ........................ (1,898,234) (1,905,349) (1,279,612) (690,697)
Class C ........................ (124,377) (133,213) (98,697) (56,591)
Class R ........................ (62,818) (66,791) (14,848) (9,696)
Class R6 ....................... (5,707) (5,531) (242) (246)
Advisor Class ................... (135,532) (163,095) (37,931) (17,717)
Total distributions to shareholders ..... (2,226,668) (2,273,979) (1,431,330) (774,947)
Capital share transactions: (Note 2 )
Class A ........................ (782,996) (2,230,836) (907,916) (5,265,482)
Class C ........................ (229,075) (582,119) (563,064) (1,190,939)
Class R ........................ (299,949) (233,898) (79,111) (46,260)
Class R6 ....................... 13,011 (4,140) (4,141) (9,805)
Advisor Class ................... (963,510) (381,854) 140,146 (222,270)
Total capital share transactions ....... (2,262,519) (3,432,847) (1,414,086) (6,734,756)
Net increase (decrease) in net
assets ..................... (234,480) (2,121,897) 296,686 (5,384,659)
Net assets:
Beginning of year .................. 44,850,105 46,972,002 25,431,016 30,815,675
End of year ...................... $44,615,625 $44,850,105 $25,727,702 $25,431,016

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
73
Franklin LifeSmart™ 2025 Retirement Target
Fund
Franklin LifeSmart™ 2030 Retirement Target
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,692,316 $2,529,379 $1,750,663 $1,439,094
Net realized gain (loss) ............ 5,439,885 4,433,973 3,039,767 2,575,780
Net change in unrealized appreciation
(depreciation) ................. 6,757,005 3,160,731 6,777,409 3,082,274
Net increase (decrease) in net
assets resulting from operations . 14,889,206 10,124,083 11,567,839 7,097,148
Distributions to shareholders:
Class A ........................ (7,854,828) (3,186,835) (3,558,073) (1,382,415)
Class C ........................ (808,768) (306,056) (525,881) (200,470)
Class R ........................ (130,705) (53,349) (112,376) (46,815)
Class R6 ....................... (6,228) (8,582) (4,821) (5,112)
Advisor Class ................... (215,380) (96,504) (190,897) (57,714)
Total distributions to shareholders ..... (9,015,909) (3,651,326) (4,392,048) (1,692,526)
Capital share transactions: (Note 2 )
Class A ........................ (2,256,019) (9,171,472) 5,049,742 1,016,986
Class C ........................ (1,545,530) (1,287,961) (1,169,588) (130,280)
Class R ........................ (200,767) (156,278) (154,654) 380,496
Class R6 ....................... 71,557 (570,013) (19,256) (162,531)
Advisor Class ................... 61,242 (627,860) 1,273,213 65,138
Total capital share transactions ....... (3,869,517) (11,813,584) 4,979,457 1,169,809
Net increase (decrease) in net
assets ..................... 2,003,780 (5,340,827) 12,155,248 6,574,431
Net assets:
Beginning of year .................. 108,490,594 113,831,421 72,277,059 65,702,628
End of year ...................... $110,494,374 $108,490,594 $84,432,307 $72,277,059

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
74
Franklin LifeSmart™ 2035 Retirement Target
Fund
Franklin LifeSmart™ 2040 Retirement Target
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $2,976,126 $2,503,630 $1,242,003 $976,774
Net realized gain (loss) ............ 7,174,797 6,132,004 2,866,379 2,728,323
Net change in unrealized appreciation
(depreciation) ................. 13,844,445 6,862,482 7,555,340 3,432,608
Net increase (decrease) in net
assets resulting from operations . 23,995,368 15,498,116 11,663,722 7,137,705
Distributions to shareholders:
Class A ........................ (9,002,452) (3,130,673) (3,505,201) (1,496,476)
Class C ........................ (1,100,534) (343,708) (489,032) (189,699)
Class R ........................ (465,252) (138,931) (129,038) (34,731)
Class R6 ....................... (22,341) (6,304) (26,685) (10,637)
Advisor Class ................... (432,172) (136,989) (152,027) (53,374)
Total distributions to shareholders ..... (11,022,751) (3,756,605) (4,301,983) (1,784,917)
Capital share transactions: (Note 2 )
Class A ........................ 4,733,544 325,122 3,403,629 3,503,497
Class C ........................ (931,513) (1,899,153) 132,781 (447,766)
Class R ........................ 766,528 1,046,435 929,609 28,794
Class R6 ....................... 103,328 47,651 81,347 39,736
Advisor Class ................... 1,037,285 489,343 816,827 69,999
Total capital share transactions ....... 5,709,172 9,398 5,364,193 3,194,260
Net increase (decrease) in net
assets ..................... 18,681,789 11,750,909 12,725,932 8,547,048
Net assets:
Beginning of year .................. 139,277,375 127,526,466 62,183,326 53,636,278
End of year ...................... $157,959,164 $139,277,375 $74,909,258 $62,183,326

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
75
Franklin LifeSmart™ 2045 Retirement Target
Fund
Franklin LifeSmart™ 2050 Retirement Target
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,742,080 $1,418,610 $841,415 $681,812
Net realized gain (loss) ............ 5,989,315 5,495,609 2,985,623 2,654,429
Net change in unrealized appreciation
(depreciation) ................. 12,812,761 6,255,792 7,834,115 3,630,892
Net increase (decrease) in net
assets resulting from operations . 20,544,156 13,170,011 11,661,153 6,967,133
Distributions to shareholders:
Class A ........................ (6,517,959) (2,530,504) (3,121,292) (986,261)
Class C ........................ (773,525) (272,032) (522,275) (156,345)
Class R ........................ (130,216) (42,933) (145,821) (47,290)
Class R6 ....................... (73,113) (24,180) (18,555) (4,386)
Advisor Class ................... (158,956) (57,444) (91,478) (41,947)
Total distributions to shareholders ..... (7,653,769) (2,927,093) (3,899,421) (1,236,229)
Capital share transactions: (Note 2 )
Class A ........................ 4,834,670 4,000,159 3,163,265 7,396,617
Class C ........................ (212,323) (1,138,997) (560,793) (337,740)
Class R ........................ 325,080 (591,754) (85,412) 147,665
Class R6 ....................... 416,062 588,876 87,920 124,093
Advisor Class ................... 464,099 144,270 (297,214) 144,102
Total capital share transactions ....... 5,827,588 3,002,554 2,307,766 7,474,737
Net increase (decrease) in net
assets ..................... 18,717,975 13,245,472 10,069,498 13,205,641
Net assets:
Beginning of year .................. 103,572,261 90,326,789 56,219,296 43,013,655
End of year ...................... $122,290,236 $103,572,261 $66,288,794 $56,219,296

Franklin Fund Allocator Series
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
76
Franklin LifeSmart™ 2055 Retirement Target
Fund
Franklin LifeSmart™ 2060 Retirement Target
Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ............ $629,121 $473,701 $151,214 $95,470
Net realized gain (loss) ............ 2,256,333 1,977,328 475,735 321,453
Net change in unrealized appreciation
(depreciation) ................. 6,260,052 2,865,574 1,380,874 445,234
Net increase (decrease) in net
assets resulting from operations . 9,145,506 5,316,603 2,007,823 862,157
Distributions to shareholders:
Class A ........................ (2,152,917) (721,918) (405,060) (110,189)
Class C ........................ (451,317) (149,574) (44,272) (10,383)
Class R ........................ (112,008) (36,454) (8,749) (1,943)
Class R6 ....................... (8,204) (1,691) (2,395) (330)
Advisor Class ................... (58,051) (20,004) (76,019) (27,802)
Total distributions to shareholders ..... (2,782,497) (929,641) (536,495) (150,647)
Capital share transactions: (Note 2 )
Class A ........................ 6,547,884 2,990,907 2,548,523 2,068,674
Class C ........................ (149,537) (312,039) 235,711 226,134
Class R ........................ 163,952 181,382 81,573 58,905
Class R6 ....................... 94,872 45,344 57,653 3,820
Advisor Class ................... 193,011 156,708 204,843 45,013
Total capital share transactions ....... 6,850,182 3,062,302 3,128,303 2,402,546
Net increase (decrease) in net
assets ..................... 13,213,191 7,449,264 4,599,631 3,114,056
Net assets:
Beginning of year .................. 40,819,395 33,370,131 8,071,534 4,957,478
End of year ...................... $54,032,586 $40,819,395 $12,671,165 $8,071,534

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Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Fund Allocator Series (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of eighteen separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds)
and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The Funds offer five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. ETFs listed on an exchange
or on the NASDAQ National Market System are valued at
the last quoted sale price or the official closing price of the day, respectively.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Index-Linked Notes
Certain or all Funds invest in index-linked notes. Index-linked notes are senior, unsecured, subordinated debt securities
issued by a financial institution, and the value is based on

Franklin Fund Allocator Series
Notes to Financial Statements
78
franklintempleton.com
Annual Report
the price movements of the underlying index. Index-linked
notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate
the economic effects that would apply had the Fund directly
purchased the underlying referenced asset or basket of
assets. The risks of investing in index-linked notes include unfavorable price movements in the underlying index and the
credit risk of the issuing financial institution. There may be no guarantee of a return of principal with index-linked notes and the appreciation potential may be limited. Index-linked notes may be more volatile and less liquid than other investments
held by the Funds.
c. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Funds' federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and realized capital gain distributions are recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Franklin LifeSmart
TM
Retirement Income Fund employs a managed distribution
policy. Under this policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund; however, the twelfth monthly payment may
be greater than the initially anticipated amount if additional income or capital gains are required to be distributed.
These distributions may include income and capital gains
generated by the Underlying Funds, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
b. Index-Linked Notes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
79
franklintempleton.com
Annual Report
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 465,543 $4,956,123 167,883 $2,113,551
Shares issued in reinvestment of distributions .......... 173,811 1,863,220 100,052 1,278,527
Shares redeemed ............................... (708,309) (7,602,339) (339,752) (4,299,994)
Net increase (decrease) .......................... (68,955) $(782,996) (71,817) $(907,916)
Year ended December 31, 2024
Shares sold
a
................................... 331,077 $3,459,146 307,385 $3,687,346
Shares issued in reinvestment of distributions .......... 178,817 1,865,598 56,868 689,303
Shares redeemed ............................... (726,012) (7,555,580) (807,167) (9,642,131)
Net increase (decrease) .......................... (216,118) $(2,230,836) (442,914) $(5,265,482)
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 39,015 $409,436 15,768 $196,229
Shares issued in reinvestment of distributions .......... 11,695 123,898 7,835 98,697
Shares redeemed
a
.............................. (72,106) (762,409) (69,318) (857,990)
Net increase (decrease) .......................... (21,396) $(229,075) (45,715) $(563,064)
Year ended December 31, 2024
Shares sold ................................... 40,039 $410,612 22,509 $268,364
Shares issued in reinvestment of distributions .......... 12,879 132,712 4,713 56,591
Shares redeemed
a
.............................. (109,857) (1,125,443) (128,596) (1,515,894)
Net increase (decrease) .......................... (56,939) $(582,119) (101,374) $(1,190,939)
Class R
1. Organization and Significant Accounting Policies
(continued)
e. Accounting Estimates
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
80
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Annual Report
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 6,942 $73,401 7,278 $92,778
Shares issued in reinvestment of distributions .......... 5,883 62,818 1,160 14,848
Shares redeemed ............................... (40,767) (436,168) (15,129) (186,737)
Net increase (decrease) .......................... (27,942) $(299,949) (6,691) $(79,111)
Year ended December 31, 2024
Shares sold ................................... 27,766 $286,143 13,604 $160,399
Shares issued in reinvestment of distributions .......... 6,419 66,791 800 9,696
Shares redeemed ............................... (57,887) (586,832) (18,592) (216,355)
Net increase (decrease) .......................... (23,702) $(233,898) (4,188) $(46,260)
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 1,018 $11,260 1,648 $22,036
Shares issued in reinvestment of distributions .......... 529 5,707 18 242
Shares redeemed ............................... (367) (3,956) (1,965) (26,419)
Net increase (decrease) .......................... 1,180 $13,011 (299) $(4,141)
Year ended December 31, 2024
Shares sold ................................... — $— 310 $3,873
Shares issued in reinvestment of distributions .......... 526 5,515 20 246
Shares redeemed ............................... (931) (9,655) (1,158) (13,924)
Net increase (decrease) .......................... (405) $(4,140) (828) $(9,805)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 13,188 $143,305 16,443 $215,450
Shares issued in reinvestment of distributions .......... 12,290 132,099 2,945 37,931
Shares redeemed ............................... (116,919) (1,238,914) (8,882) (113,235)
Net increase (decrease) .......................... (91,441) $(963,510) 10,506 $140,146
Year ended December 31, 2024
Shares sold ................................... 105,270 $1,125,024 3,537 $41,749
Shares issued in reinvestment of distributions .......... 15,075 157,886 1,456 17,717
Shares redeemed ............................... (159,943) (1,664,764) (23,785) (281,736)
Net increase (decrease) .......................... (39,598) $(381,854) (18,792) $(222,270)
2. Shares of Beneficial Interest
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
81
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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 570,321 $7,623,950 794,871 $11,696,538
Shares issued in reinvestment of distributions .......... 579,916 7,833,416 236,078 3,550,343
Shares redeemed ............................... (1,314,742) (17,713,385) (693,698) (10,197,139)
Net increase (decrease) .......................... (164,505) $(2,256,019) 337,251 $5,049,742
Year ended December 31, 2024
Shares sold
a
................................... 793,798 $10,179,063 663,169 $9,025,455
Shares issued in reinvestment of distributions .......... 245,068 3,177,790 100,024 1,381,171
Shares redeemed ............................... (1,758,678) (22,528,325) (690,146) (9,389,640)
Net increase (decrease) .......................... (719,812) $(9,171,472) 73,047 $1,016,986
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 101,067 $1,331,978 167,466 $2,404,750
Shares issued in reinvestment of distributions .......... 61,477 807,747 35,835 525,881
Shares redeemed
a
.............................. (283,563) (3,685,255) (286,021) (4,100,219)
Net increase (decrease) .......................... (121,019) $(1,545,530) (82,720) $(1,169,588)
Year ended December 31, 2024
Shares sold ................................... 138,478 $1,741,384 153,773 $2,051,583
Shares issued in reinvestment of distributions .......... 24,141 305,745 14,813 200,386
Shares redeemed
a
.............................. (266,797) (3,335,090) (175,813) (2,382,249)
Net increase (decrease) .......................... (104,178) $(1,287,961) (7,227) $(130,280)
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 14,773 $197,654 33,429 $499,455
Shares issued in reinvestment of distributions .......... 9,733 130,705 7,514 112,376
Shares redeemed ............................... (39,904) (529,126) (52,266) (766,485)
Net increase (decrease) .......................... (15,398) $(200,767) (11,323) $(154,654)
Year ended December 31, 2024
Shares sold ................................... 30,244 $392,755 56,056 $755,329
Shares issued in reinvestment of distributions .......... 4,137 53,349 3,403 46,815
Shares redeemed ............................... (47,938) (602,382) (31,387) (421,648)
Net increase (decrease) .......................... (13,557) $(156,278) 28,072 $380,496
Class R6
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 6,401 $89,185 2,362 $34,377
Shares issued in reinvestment of distributions .......... 455 6,228 316 4,821
Shares redeemed ............................... (1,735) (23,856) (4,001) (58,454)
Net increase (decrease) .......................... 5,121 $71,557 (1,323) $(19,256)
Year ended December 31, 2024
Shares sold ................................... 310 $7,789 3,570 $50,956
Shares issued in reinvestment of distributions .......... 667 8,582 369 5,112
Shares redeemed ............................... (45,083) (586,384) (15,698) (218,599)
Net increase (decrease) .......................... (44,106) $(570,013) (11,759) $(162,531)
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 55,731 $764,441 88,390 $1,312,826
Shares issued in reinvestment of distributions .......... 14,312 194,306 12,533 190,216
Shares redeemed ............................... (67,122) (897,505) (15,580) (229,829)
Net increase (decrease) .......................... 2,921 $61,242 85,343 $1,273,213
Year ended December 31, 2024
Shares sold ................................... 50,892 $656,810 38,290 $523,974
Shares issued in reinvestment of distributions .......... 6,805 88,598 4,133 57,448
Shares redeemed ............................... (105,137) (1,373,268) (37,513) (516,284)
Net increase (decrease) .......................... (47,440) $(627,860) 4,910 $65,138
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 1,009,539 $15,348,303 576,879 $8,720,046
Shares issued in reinvestment of distributions .......... 581,356 8,958,144 225,572 3,505,021
Shares redeemed ............................... (1,273,945) (19,572,903) (582,919) (8,821,438)
Net increase (decrease) .......................... 316,950 $4,733,544 219,532 $3,403,629
Year ended December 31, 2024
Shares sold
a
................................... 1,052,543 $15,059,271 596,372 $8,552,544
Shares issued in reinvestment of distributions .......... 214,224 3,112,782 103,177 1,496,384
Shares redeemed ............................... (1,241,143) (17,846,931) (460,826) (6,545,431)
Net increase (decrease) .......................... 25,624 $325,122 238,723 $3,503,497
Class C
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 136,277 $2,000,917 79,923 $1,184,525
Shares issued in reinvestment of distributions .......... 74,604 1,100,364 32,590 489,032
Shares redeemed
a
.............................. (276,262) (4,032,794) (104,456) (1,540,776)
Net increase (decrease) .......................... (65,381) $(931,513) 8,057 $132,781
Year ended December 31, 2024
Shares sold ................................... 203,586 $2,780,766 77,400 $1,070,589
Shares issued in reinvestment of distributions .......... 24,499 343,515 13,423 189,699
Shares redeemed
a
.............................. (367,193) (5,023,434) (124,298) (1,708,054)
Net increase (decrease) .......................... (139,108) $(1,899,153) (33,475) $(447,766)
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 91,018 $1,361,208 63,160 $949,139
Shares issued in reinvestment of distributions .......... 30,275 465,252 8,307 129,038
Shares redeemed ............................... (70,865) (1,059,932) (10,011) (148,568)
Net increase (decrease) .......................... 50,428 $766,528 61,456 $929,609
Year ended December 31, 2024
Shares sold ................................... 91,912 $1,302,455 20,540 $292,949
Shares issued in reinvestment of distributions .......... 9,573 138,931 2,397 34,731
Shares redeemed ............................... (27,442) (394,951) (21,153) (298,886)
Net increase (decrease) .......................... 74,043 $1,046,435 1,784 $28,794
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 6,152 $96,237 4,460 $71,342
Shares issued in reinvestment of distributions .......... 1,424 22,341 1,692 26,685
Shares redeemed ............................... (961) (15,250) (1,043) (16,680)
Net increase (decrease) .......................... 6,615 $103,328 5,109 $81,347
Year ended December 31, 2024
Shares sold ................................... 3,025 $44,663 2,080 $30,883
Shares issued in reinvestment of distributions .......... 429 6,304 726 10,637
Shares redeemed ............................... (224) (3,316) (119) (1,784)
Net increase (decrease) .......................... 3,230 $47,651 2,687 $39,736
Advisor Class
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
Shares Amount Shares Amount
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 75,449 $1,133,472 75,842 $1,175,789
Shares issued in reinvestment of distributions .......... 27,060 424,203 9,664 152,027
Shares redeemed ............................... (34,402) (520,390) (33,633) (510,989)
Net increase (decrease) .......................... 68,107 $1,037,285 51,873 $816,827
Year ended December 31, 2024
Shares sold ................................... 56,540 $829,117 21,702 $310,310
Shares issued in reinvestment of distributions .......... 9,071 133,564 3,653 53,374
Shares redeemed ............................... (32,880) (473,338) (20,271) (293,685)
Net increase (decrease) .......................... 32,731 $489,343 5,084 $69,999
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 773,892 $12,642,815 444,760 $7,182,966
Shares issued in reinvestment of distributions .......... 388,280 6,451,954 190,228 3,119,308
Shares redeemed ............................... (872,493) (14,260,099) (439,716) (7,139,009)
Net increase (decrease) .......................... 289,679 $4,834,670 195,272 $3,163,265
Year ended December 31, 2024
Shares sold
a
................................... 936,906 $14,324,401 918,879 $13,714,472
Shares issued in reinvestment of distributions .......... 162,028 2,509,138 65,002 985,848
Shares redeemed ............................... (840,118) (12,833,380) (484,335) (7,303,703)
Net increase (decrease) .......................... 258,816 $4,000,159 499,546 $7,396,617
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 94,003 $1,460,189 101,666 $1,609,561
Shares issued in reinvestment of distributions .......... 49,145 772,371 32,847 522,275
Shares redeemed
a
.............................. (158,074) (2,444,883) (169,070) (2,692,629)
Net increase (decrease) .......................... (14,926) $(212,323) (34,557) $(560,793)
Year ended December 31, 2024
Shares sold ................................... 126,729 $1,826,699 95,059 $1,373,778
Shares issued in reinvestment of distributions .......... 18,392 271,953 10,550 156,343
Shares redeemed
a
.............................. (220,736) (3,237,649) (128,432) (1,867,861)
Net increase (decrease) .......................... (75,615) $(1,138,997) (22,823) $(337,740)
Class R
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
Shares Amount Shares Amount
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 33,800 $547,245 16,994 $270,045
Shares issued in reinvestment of distributions .......... 7,910 130,216 8,914 145,821
Shares redeemed ............................... (21,677) (352,381) (31,413) (501,278)
Net increase (decrease) .......................... 20,033 $325,080 (5,505) $(85,412)
Year ended December 31, 2024
Shares sold ................................... 38,035 $574,744 20,693 $302,044
Shares issued in reinvestment of distributions .......... 2,793 42,933 3,119 47,290
Shares redeemed ............................... (83,923) (1,209,431) (13,821) (201,669)
Net increase (decrease) .......................... (43,095) $(591,754) 9,991 $147,665
Class R6
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 24,216 $424,209 6,232 $104,803
Shares issued in reinvestment of distributions .......... 4,151 73,113 1,108 18,555
Shares redeemed ............................... (4,637) (81,260) (2,076) (35,438)
Net increase (decrease) .......................... 23,730 $416,062 5,264 $87,920
Year ended December 31, 2024
Shares sold ................................... 39,406 $585,100 8,229 $130,275
Shares issued in reinvestment of distributions .......... 1,490 24,180 285 4,386
Shares redeemed ............................... (1,303) (20,404) (717) (10,568)
Net increase (decrease) .......................... 39,593 $588,876 7,797 $124,093
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 32,466 $541,292 37,899 $592,440
Shares issued in reinvestment of distributions .......... 9,398 158,956 5,502 91,478
Shares redeemed ............................... (14,712) (236,149) (63,418) (981,132)
Net increase (decrease) .......................... 27,152 $464,099 (20,017) $(297,214)
Year ended December 31, 2024
Shares sold ................................... 20,429 $316,149 42,164 $655,452
Shares issued in reinvestment of distributions .......... 3,662 57,444 2,734 41,863
Shares redeemed ............................... (15,085) (229,323) (34,910) (553,213)
Net increase (decrease) .......................... 9,006 $144,270 9,988 $144,102
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended December 31, 2025
Shares sold
a
................................... 656,721 $9,653,163 241,139 $3,063,079
Shares issued in reinvestment of distributions .......... 144,532 2,152,806 31,267 405,060
Shares redeemed ............................... (356,787) (5,258,085) (72,719) (919,616)
Net increase (decrease) .......................... 444,466 $6,547,884 199,687 $2,548,523
Year ended December 31, 2024
Shares sold
a
................................... 558,090 $7,458,291 211,735 $2,449,876
Shares issued in reinvestment of distributions .......... 52,557 721,865 9,293 110,189
Shares redeemed ............................... (387,248) (5,189,249) (42,794) (491,391)
Net increase (decrease) .......................... 223,399 $2,990,907 178,234 $2,068,674
Class C
Class C Shares:
Year ended December 31, 2025
Shares sold ................................... 94,623 $1,348,830 30,966 $391,009
Shares issued in reinvestment of distributions .......... 31,669 451,224 3,485 44,272
Shares redeemed
a
.............................. (136,933) (1,949,591) (15,746) (199,570)
Net increase (decrease) .......................... (10,641) $(149,537) 18,705 $235,711
Year ended December 31, 2024
Shares sold ................................... 111,393 $1,444,771 27,650 $318,959
Shares issued in reinvestment of distributions .......... 11,242 149,565 882 10,383
Shares redeemed
a
.............................. (147,567) (1,906,375) (9,111) (103,208)
Net increase (decrease) .......................... (24,932) $(312,039) 19,421 $226,134
Class R
Class R Shares:
Year ended December 31, 2025
Shares sold ................................... 35,529 $520,593 6,627 $84,831
Shares issued in reinvestment of distributions .......... 7,616 112,008 677 8,749
Shares redeemed ............................... (31,609) (468,649) (941) (12,007)
Net increase (decrease) .......................... 11,536 $163,952 6,363 $81,573
Year ended December 31, 2024
Shares sold ................................... 41,759 $553,696 7,289 $85,313
Shares issued in reinvestment of distributions .......... 2,671 36,453 164 1,943
Shares redeemed ............................... (30,399) (408,767) (2,451) (28,351)
Net increase (decrease) .......................... 14,031 $181,382 5,002 $58,905
Class R6
2. Shares of Beneficial Interest
(continued)

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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management and Asset Allocation Fees
The Funds, except Franklin LifeSmart
TM
Retirement Income Fund, pay an asset allocation fee, calculated daily and paid monthly, to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended December 31, 2025
Shares sold ................................... 8,966 $136,882 5,029 $65,661
Shares issued in reinvestment of distributions .......... 506 7,826 127 1,712
Shares redeemed ............................... (3,222) (49,836) (706) (9,720)
Net increase (decrease) .......................... 6,250 $94,872 4,450 $57,653
Year ended December 31, 2024
Shares sold ................................... 3,695 $51,908 314 $3,764
Shares issued in reinvestment of distributions .......... 109 1,538 4 56
Shares redeemed ............................... (566) (8,102) — —
Net increase (decrease) .......................... 3,238 $45,344 318 $3,820
Advisor Class
Advisor Class Shares:
Year ended December 31, 2025
Shares sold ................................... 16,216 $249,785 14,907 $199,610
Shares issued in reinvestment of distributions .......... 3,871 58,051 838 11,056
Shares redeemed ............................... (7,938) (114,825) (444) (5,823)
Net increase (decrease) .......................... 12,149 $193,011 15,301 $204,843
Year ended December 31, 2024
Shares sold ................................... 17,903 $250,755 3,997 $47,272
Shares issued in reinvestment of distributions .......... 1,452 20,004 162 1,920
Shares redeemed ............................... (8,161) (114,051) (348) (4,179)
Net increase (decrease) .......................... 11,194 $156,708 3,811 $45,013
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Franklin LifeSmart
TM
Retirement Income Fund pays an investment management fee, calculated daily and paid monthly, to
Advisers of 0.25% per year of the average daily net assets of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
Class A .................................................................................... 0.35%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $4,870 $473 $7,306 $11,345
CDSC retained ........................... $204 $337 $599 $5,615
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $17,597 $13,007 $23,679 $16,529
3. Transactions with Affiliates
(continued)
a. Management and Asset Allocation Fees
(continued)

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e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
CDSC retained ........................... $1,195 $491 $1,520 $1,610
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Sales charges retained net of commissions paid to unaffiliated brokers/dealers ............. $18,545 $10,639
CDSC retained ............................................................. $1,436 $365
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Transfer agent fees ........................ $29,442 $15,877 $63,452 $59,027
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Transfer agent fees ........................ $97,368 $67,646 $105,381 $90,188
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Transfer agent fees .......................................................... $95,596 $49,451
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the 1940
Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such
Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees and asset allocation fees paid by the Funds are waived on assets invested in the
Underlying Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
Investments in FT Underlying Funds for the year ended December 31, 2025, were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ 2,022,702 $ 145,000 $ (596,911) $ (148,816) $ 328,754 $ 1,750,729 196,270 $ 83,873
BrandywineGLOBAL High Yield
Fund, Class IS ............ 8,372,835 716,166 (4,497,979) (98,861) (50,990) 4,441,171 437,554 469,654
ClearBridge Tactical Dividend
Income Fund, Class IS ....... 4,967,756 327,552 (1,924,866) 212,124 (233,180) 3,349,386 134,029 183,440
a
Franklin High Yield Corporate ETF 1,965,814 1,734,200 (308,906) (26,770) 86,844 3,451,182 141,355 182,956
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 1,066,597 7,895,769 (8,009,966) — — 952,400 952,400 41,090
Franklin International Core Dividend
Tilt Index ETF ............. 1,227,409 1,804,955 (266,952) 12,983 518,505 3,296,900 84,775 94,523
Franklin Investment Grade
Corporate ETF ............ 3,455,370 289,686 (370,965) (94,768) 190,176 3,469,499 160,254 164,299
Franklin U.S. Core Bond ETF ... 6,317,383 2,993,475 (830,983) (139,054) 349,055 8,689,876 401,844 325,044
Franklin U.S. Core Equity (IU) Fund 958,533 1,378,152 (190,484) 9,648 236,733 2,392,582 121,266 78,057
a
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,953,901 190,649 (4,177,057) (262,002) 294,509 — — 74,218
Franklin U.S. Treasury Bond ETF — 4,098,585 (261,092) 3,979 44,503 3,885,975 189,375 82,918
Templeton Developing Markets
Trust, Class R6 ............ 418,046 678,142 (96,563) 6,985 252,997 1,259,607 48,132 36,739
a
Templeton Foreign Fund, Class R6 810,980 26,609 (988,112) 316,473 (165,950) — — —
Total Non-Controlled Affiliates $35,537,326 $22,278,940 $(22,520,836) $(208,079) $1,851,956 $36,939,307 $1,816,811
Total Affiliated Securities .... $35,537,326 $22,278,940 $(22,520,836) $(208,079) $1,851,956 $36,939,307 $1,816,811
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 918,807 141,655 (158,883) (44,685) 123,779 980,673 109,941 40,947
ClearBridge International Growth
Fund, Class IS ............ 269,385 50,109 (114,011) 18,033 22,364 245,880 3,316 17,050
a
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(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 645,141 $ 222,787 $ (225,161) $ 9,122 $ 161,893 $ 813,782 61,791 $ 25,632
Franklin Growth Fund, Class R6 . 1,675,891 274,286 (805,079) 256,757 (199,412) 1,202,443 8,841 152,677
a
Franklin High Yield Corporate ETF 1,064,912 93,306 (166,523) (6,050) 27,285 1,012,930 41,488 66,381
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 20,292 3,710,042 (3,440,099) — — 290,235 290,235 12,869
Franklin International Aggregate
Bond ETF ................ 398,421 32,126 (433,203) (24,690) 27,346 — — 1,072
Franklin International Core Equity
(IU) Fund ................ 1,781,603 356,870 (789,005) 146,100 138,769 1,634,337 120,260 208,355
a
Franklin Investment Grade
Corporate ETF ............ 2,661,381 354,278 (327,441) (16,306) 87,445 2,759,357 127,453 125,606
Franklin Systematic Style Premia
ETF .................... 263,249 6,104 (37,973) 3,819 26,770 261,969 9,735 6,943
Franklin U.S. Core Bond ETF ... 5,569,089 676,390 (721,393) (125,403) 264,104 5,662,787 261,863 235,097
Franklin U.S. Core Equity (IU) Fund 3,782,224 484,009 (964,976) 160,348 302,962 3,764,567 190,804 138,410
a
Franklin U.S. Equity Index ETF . 382,516 411,809 (432,492) 67,142 (25,460) 403,515 6,750 4,547
Franklin U.S. Large Cap Multifactor
Index ETF ............... 879,776 120,324 (254,714) 61,147 79,366 885,899 12,778 10,278
Franklin U.S. Treasury Bond ETF 2,795,131 402,824 (381,515) (27,049) 80,803 2,870,194 139,873 115,213
Putnam Large Cap Growth Fund,
Class R6 ................ — 448,858 (6,573) 8 (9,796) 432,497 5,221 21,208
a
Putnam Large Cap Value Fund,
Class R6 ................ 972,028 150,597 (242,410) (11,258) 131,321 1,000,278 25,472 55,087
a
Templeton Developing Markets
Trust, Class R6 ............ 417,074 170,295 (204,098) 4,861 144,615 532,747 20,357 15,525
a
Templeton Foreign Fund, Class R6 410,420 42,845 (162,771) 41,303 46,839 378,636 40,934 15,014
Total Non-Controlled Affiliates $24,907,340 $8,149,514 $(9,868,320) $513,199 $1,430,993 $25,132,726 $1,267,911
Total Affiliated Securities .... $24,907,340 $8,149,514 $(9,868,320) $513,199 $1,430,993 $25,132,726 $1,267,911
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 3,278,382 548,793 (595,880) (182,999) 465,079 3,513,375 393,876 146,006
ClearBridge International Growth
Fund, Class IS ............ 1,377,313 260,226 (577,354) 87,694 119,585 1,267,464 17,096 88,096
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,299,462 1,146,183 (1,131,052) 50,402 833,500 4,198,495 318,792 132,142
Franklin Growth Fund, Class R6 . 8,577,095 1,313,473 (4,012,002) 1,754,772 (1,427,532) 6,205,806 45,628 787,962
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin High Yield Corporate ETF $ 3,799,579 $ 336,757 $ (584,582) $ (21,077) $ 98,686 $ 3,629,363 148,653 $ 237,762
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 3,765 14,411,456 (13,484,466) — — 930,755 930,755 53,855
Franklin International Aggregate
Bond ETF ................ 1,422,804 124,190 (1,556,928) (134,326) 144,260 — — 3,881
Franklin International Core Equity
(IU) Fund ................ 9,108,851 1,839,495 (3,982,302) 679,370 779,386 8,424,800 619,926 1,073,825
a
Franklin Investment Grade
Corporate ETF ............ 9,497,342 1,467,584 (1,331,267) (75,687) 329,366 9,887,338 456,690 450,008
Franklin Systematic Style Premia
ETF .................... 1,125,755 24,917 (156,776) 16,068 115,762 1,125,726 41,833 29,835
Franklin U.S. Core Bond ETF ... 19,872,748 2,793,107 (2,869,258) (513,878) 1,004,407 20,287,126 938,133 842,102
Franklin U.S. Core Equity (IU) Fund 19,356,229 2,177,153 (4,578,171) 685,124 1,776,476 19,416,811 984,126 713,110
a
Franklin U.S. Equity Index ETF . 1,965,211 1,869,846 (1,981,007) 285,478 (51,711) 2,087,817 34,925 23,478
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,502,731 545,567 (1,218,549) 189,767 551,827 4,571,343 65,936 52,942
Franklin U.S. Treasury Bond ETF 9,974,752 1,610,514 (1,491,442) (185,270) 374,798 10,283,352 501,138 412,718
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,319,651 (38,284) (542) (50,211) 2,230,614 26,927 109,379
a
Putnam Large Cap Value Fund,
Class R6 ................ 4,973,056 729,481 (1,177,234) (45,493) 675,426 5,155,236 131,277 283,441
a
Templeton Developing Markets
Trust, Class R6 ............ 2,132,981 875,731 (1,036,012) 27,869 747,984 2,748,553 105,027 80,088
a
Templeton Foreign Fund, Class R6 2,098,352 213,102 (812,779) 212,494 240,742 1,951,911 211,017 77,401
Total Non-Controlled Affiliates $106,366,408 $34,607,226 $(42,615,345) $2,829,766 $6,727,830 $107,915,885 $5,598,031
Total Affiliated Securities .... $106,366,408 $34,607,226 $(42,615,345) $2,829,766 $6,727,830 $107,915,885 $5,598,031
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 1,725,932 488,877 (220,277) (68,320) 220,422 2,146,634 240,654 84,691
ClearBridge International Growth
Fund, Class IS ............ 1,061,794 298,236 (401,075) 49,423 113,882 1,122,260 15,137 77,603
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,541,869 1,175,125 (737,613) 41,355 691,757 3,712,493 281,890 112,388
Franklin Growth Fund, Class R6 . 6,610,430 1,514,206 (2,862,938) 609,928 (379,051) 5,492,575 40,384 697,402
a
Franklin High Yield Corporate ETF 2,000,043 371,244 (198,445) (3,340) 47,112 2,216,614 90,789 136,452
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 2,084 13,132,396 (12,089,103) — — 1,045,377 1,045,377 43,043
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin International Aggregate
Bond ETF ................ $ 749,001 $ 129,661 $ (883,889) $ (61,297) $ 66,524 $ — — $ 2,196
Franklin International Core Equity
(IU) Fund ................ 7,022,113 2,093,606 (2,802,034) 352,459 793,286 7,459,430 548,891 934,943
a
Franklin Investment Grade
Corporate ETF ............ 4,999,546 1,378,864 (481,204) (29,633) 171,781 6,039,354 278,954 258,843
Franklin Systematic Style Premia
ETF .................... 749,842 57,599 (62,112) 741 93,145 839,215 31,186 22,242
Franklin U.S. Core Bond ETF ... 10,461,695 2,743,656 (1,089,948) (189,789) 466,592 12,392,206 573,050 483,868
Franklin U.S. Core Equity (IU) Fund 14,910,025 2,857,640 (2,657,984) (25,123) 2,099,099 17,183,657 870,941 615,438
a
Franklin U.S. Equity Index ETF . 1,513,174 1,468,699 (1,347,951) 112,181 99,365 1,845,468 30,871 19,902
Franklin U.S. Large Cap Multifactor
Index ETF ............... 3,468,263 683,338 (722,907) (4,293) 622,391 4,046,792 58,370 44,880
Franklin U.S. Treasury Bond ETF 5,251,179 1,500,154 (574,332) (83,335) 187,362 6,281,028 306,093 237,250
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,034,306 (14,041) (110) (45,970) 1,974,185 23,831 96,805
a
Putnam Large Cap Value Fund,
Class R6 ................ 3,830,736 875,082 (665,616) (29,251) 550,205 4,561,156 116,149 247,868
a
Templeton Developing Markets
Trust, Class R6 ............ 1,643,183 873,531 (733,146) 23,460 623,155 2,430,183 92,861 70,781
a
Templeton Foreign Fund, Class R6 1,617,683 296,756 (554,191) 68,376 300,059 1,728,683 186,885 68,549
Total Non-Controlled Affiliates $70,158,592 $33,972,976 $(29,098,806) $763,432 $6,721,116 $82,517,310 $4,255,144
Total Affiliated Securities .... $70,158,592 $33,972,976 $(29,098,806) $763,432 $6,721,116 $82,517,310 $4,255,144
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS 2,494,370 623,311 (293,098) (91,749) 312,857 3,045,691 341,445 120,341
ClearBridge International Growth
Fund, Class IS ............ 2,334,167 508,827 (802,682) 117,146 243,854 2,401,312 32,389 166,633
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,595,906 2,172,112 (1,428,976) 54,490 1,550,477 7,944,009 603,190 243,244
Franklin Growth Fund, Class R6 . 14,531,587 2,388,957 (5,738,897) 1,604,637 (1,048,509) 11,737,775 86,301 1,490,366
a
Franklin High Yield Corporate ETF 2,890,347 455,163 (263,741) (10,061) 74,458 3,146,166 128,862 195,848
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 4,644 14,807,924 (13,488,672) — — 1,323,896 1,323,896 79,820
Franklin International Aggregate
Bond ETF ................ 1,081,979 147,253 (1,237,027) (86,713) 94,508 — — 3,185
Franklin International Core Equity
(IU) Fund ................ 15,436,666 3,608,038 (5,618,958) 778,200 1,757,347 15,961,293 1,174,488 2,008,930
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Investment Grade
Corporate ETF ............ $ 7,225,226 $ 1,781,565 $ (644,402) $ (38,990) $ 247,749 $ 8,571,148 395,896 $ 371,450
Franklin Systematic Style Premia
ETF .................... 1,445,360 125,407 (165,204) 3,766 176,343 1,585,672 58,925 42,025
Franklin U.S. Core Bond ETF ... 15,118,556 3,544,865 (1,476,171) (255,149) 654,625 17,586,726 813,259 694,470
Franklin U.S. Core Equity (IU) Fund 32,785,330 4,078,541 (4,681,704) 18,781 4,546,585 36,747,533 1,862,521 1,323,483
a
Franklin U.S. Equity Index ETF . 3,327,740 2,674,391 (2,545,120) 170,418 324,746 3,952,175 66,112 43,070
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,627,539 1,005,854 (1,337,959) 12,393 1,347,954 8,655,781 124,849 97,100
Franklin U.S. Treasury Bond ETF 7,588,620 1,955,258 (779,107) (128,920) 278,406 8,914,257 434,418 340,524
Putnam Large Cap Growth Fund,
Class R6 ................ — 4,372,520 (52,542) 497 (98,705) 4,221,770 50,963 207,017
a
Putnam Large Cap Value Fund,
Class R6 ................ 8,423,320 1,370,686 (1,186,601) (48,765) 1,195,683 9,754,323 248,391 531,857
a
Templeton Developing Markets
Trust, Class R6 ............ 3,617,465 1,636,975 (1,473,716) 45,682 1,374,166 5,200,572 198,723 151,499
a
Templeton Foreign Fund, Class R6 3,556,166 419,839 (1,089,268) 174,244 636,971 3,697,952 399,779 146,639
Total Non-Controlled Affiliates $135,084,988 $47,677,486 $(44,303,845) $2,319,907 $13,669,515 $154,448,051 $8,257,501
Total Affiliated Securities .... $135,084,988 $47,677,486 $(44,303,845) $2,319,907 $13,669,515 $154,448,051 $8,257,501
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,159,418 336,037 (414,374) 47,843 130,866 1,259,790 16,992 86,783
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,780,521 1,330,928 (755,068) 19,049 796,412 4,171,842 316,769 125,870
Franklin Growth Fund, Class R6 . 7,218,172 1,685,364 (3,000,713) 353,422 (96,116) 6,160,129 45,292 782,162
a
Franklin High Yield Corporate ETF 982,203 297,030 (139,818) (2,047) 24,737 1,162,105 47,598 70,002
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 2,091 9,492,882 (8,471,283) — — 1,023,690 1,023,690 38,004
Franklin International Core Equity
(IU) Fund ................ 7,667,478 2,357,804 (2,904,169) 286,691 966,641 8,374,445 616,221 1,048,339
a
Franklin Investment Grade
Corporate ETF ............ 2,455,772 973,918 (335,949) (16,759) 89,396 3,166,378 146,253 132,951
Franklin Systematic Style Premia
ETF .................... 646,455 68,486 (61,617) 612 81,703 735,639 27,337 19,497
Franklin U.S. Core Bond ETF ... 5,139,148 1,966,650 (746,390) (129,303) 267,170 6,497,275 300,452 248,384
Franklin U.S. Core Equity (IU) Fund 12,567,362 2,251,798 (1,773,767) (35,774) 1,834,259 14,843,878 752,351 530,724
a
Franklin U.S. Equity Index ETF . 5,368,067 1,876,078 (1,625,199) (63,313) 918,541 6,474,174 108,300 68,303
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin U.S. Large Cap Multifactor
Index ETF ............... $ 3,789,141 $ 738,294 $ (677,966) $ (13,623) $ 704,714 $ 4,540,560 65,492 $ 49,949
Franklin U.S. Treasury Bond ETF 2,579,304 1,055,025 (390,431) (45,651) 95,644 3,293,891 160,521 121,846
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,285,988 (17,588) (204) (52,631) 2,215,565 26,745 108,641
a
Putnam Large Cap Value Fund,
Class R6 ................ 4,184,970 996,632 (642,842) (34,704) 615,322 5,119,378 130,364 277,827
a
Templeton Developing Markets
Trust, Class R6 ............ 1,797,269 989,593 (779,745) 24,160 700,059 2,731,336 104,369 79,531
a
Templeton Foreign Fund, Class R6 1,766,373 334,361 (567,874) 46,890 361,526 1,941,276 209,868 76,979
Total Non-Controlled Affiliates $60,103,744 $29,036,868 $(23,304,793) $437,289 $7,438,243 $73,711,351 $3,865,792
Total Affiliated Securities .... $60,103,744 $29,036,868 $(23,304,793) $437,289 $7,438,243 $73,711,351 $3,865,792
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 2,145,437 498,250 (679,941) 88,107 240,384 2,292,237 30,918 158,112
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,141,151 2,154,015 (1,202,802) 34,506 1,455,237 7,582,107 575,710 228,182
Franklin Growth Fund, Class R6 . 13,352,489 2,309,883 (4,931,487) 1,014,461 (538,789) 11,206,557 82,395 1,422,917
a
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 3,409 11,548,729 (10,370,631) — — 1,181,507 1,181,507 60,967
Franklin International Core Equity
(IU) Fund ................ 14,188,351 3,574,783 (4,830,525) 513,389 1,790,474 15,236,472 1,121,153 1,904,654
a
Franklin Systematic Style Premia
ETF .................... 1,076,165 109,609 (111,919) 1,252 134,067 1,209,174 44,934 32,047
Franklin U.S. Core Bond ETF ... 9,431,153 4,625,253 (1,758,566) (85,432) 333,033 12,545,441 580,136 466,564
Franklin U.S. Core Equity (IU) Fund 23,247,645 2,737,878 (2,280,546) (4,742) 3,302,517 27,002,752 1,368,614 963,268
a
Franklin U.S. Equity Index ETF . 9,930,026 2,985,163 (2,713,894) (84,172) 1,662,526 11,779,649 197,050 124,644
Franklin U.S. Large Cap Multifactor
Index ETF ............... 7,009,943 945,153 (960,238) (11,741) 1,278,731 8,261,848 119,167 91,057
Putnam Large Cap Growth Fund,
Class R6 ................ — 4,146,535 (19,318) (766) (95,878) 4,030,573 48,655 197,641
a
Putnam Large Cap Value Fund,
Class R6 ................ 7,741,603 1,411,232 (905,039) (39,338) 1,105,744 9,314,202 237,184 505,410
a
Templeton Developing Markets
Trust, Class R6 ............ 3,323,480 1,583,387 (1,266,400) 35,479 1,287,925 4,963,871 189,678 144,563
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 3,268,624 $ 445,965 $ (932,639) $ 89,376 $ 659,382 $ 3,530,708 381,698 $ 140,007
Total Non-Controlled Affiliates $99,859,476 $39,075,835 $(32,963,945) $1,550,379 $12,615,353 $120,137,098 $6,440,033
Total Affiliated Securities .... $99,859,476 $39,075,835 $(32,963,945) $1,550,379 $12,615,353 $120,137,098 $6,440,033
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 1,244,154 304,050 (413,098) 43,753 145,328 1,324,187 17,861 91,862
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,981,930 1,318,849 (782,937) 20,923 842,662 4,381,427 332,682 132,519
Franklin Growth Fund, Class R6 . 7,746,621 1,347,436 (2,903,129) 216,574 66,997 6,474,499 47,603 822,079
a
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 1,844 8,420,427 (7,544,876) — — 877,395 877,395 33,143
Franklin International Core Equity
(IU) Fund ................ 8,228,200 2,142,311 (2,903,272) 193,959 1,140,309 8,801,507 647,646 1,102,092
a
Franklin Systematic Style Premia
ETF .................... 587,301 63,104 (73,482) 888 72,415 650,226 24,163 17,233
Franklin U.S. Core Bond ETF ... 1,729,570 2,024,355 (1,064,982) (29,998) 82,759 2,741,704 126,784 98,000
Franklin U.S. Core Equity (IU) Fund 13,487,178 1,598,634 (1,407,625) 703 1,921,366 15,600,256 790,687 557,233
a
Franklin U.S. Equity Index ETF . 5,761,110 1,843,204 (1,717,088) (47,378) 964,910 6,804,758 113,830 72,159
Franklin U.S. Large Cap Multifactor
Index ETF ............... 4,065,922 557,015 (587,790) (4,373) 741,695 4,772,469 68,837 52,718
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,407,998 (23,522) 135 (55,929) 2,328,682 28,111 114,188
a
Putnam Large Cap Value Fund,
Class R6 ................ 4,492,188 896,000 (628,244) (20,654) 642,192 5,381,482 137,038 292,499
a
Templeton Developing Markets
Trust, Class R6 ............ 1,927,623 943,402 (770,235) 23,807 743,501 2,868,098 109,595 83,514
a
Templeton Foreign Fund, Class R6 1,895,517 285,167 (575,467) 42,758 391,967 2,039,942 220,534 80,892
Total Non-Controlled Affiliates $54,149,158 $24,151,952 $(21,395,747) $441,097 $7,700,172 $65,046,632 $3,550,131
Total Affiliated Securities .... $54,149,158 $24,151,952 $(21,395,747) $441,097 $7,700,172 $65,046,632 $3,550,131
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 916,277 329,440 (277,901) 16,231 125,107 1,109,154 14,960 76,477
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,198,072 1,298,040 (504,483) 9,352 670,050 3,671,031 278,742 106,463
Franklin Growth Fund, Class R6 . 5,705,557 1,513,781 (1,978,482) 103,627 79,975 5,424,458 39,883 688,752
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. $ 1,420 $ 7,495,193 $ (6,818,224) $ — $ — $ 678,389 678,389 $ 26,846
Franklin International Core Equity
(IU) Fund ................ 6,059,827 2,235,663 (1,910,556) 64,214 923,954 7,373,102 542,539 907,850
a
Franklin Systematic Style Premia
ETF .................... 423,518 84,588 (37,419) 99 57,000 527,786 19,613 13,988
Franklin U.S. Core Bond ETF ... 626,816 1,314,315 (1,081,841) 3,124 21,421 883,835 40,871 35,357
Franklin U.S. Core Equity (IU) Fund 9,933,899 2,217,561 (612,139) (11,870) 1,543,769 13,071,220 662,505 455,818
a
Franklin U.S. Equity Index ETF . 4,241,056 1,901,051 (1,169,761) (57,624) 786,796 5,701,518 95,375 57,932
Franklin U.S. Large Cap Multifactor
Index ETF ............... 2,993,513 722,134 (301,410) (10,617) 593,185 3,996,805 57,649 42,320
Putnam Large Cap Growth Fund,
Class R6 ................ — 2,012,420 (13,552) 32 (47,946) 1,950,954 23,551 95,666
a
Putnam Large Cap Value Fund,
Class R6 ................ 3,308,306 1,044,549 (330,046) (12,446) 497,619 4,507,982 114,795 241,999
a
Templeton Developing Markets
Trust, Class R6 ............ 1,421,049 916,347 (538,047) 13,402 590,063 2,402,814 91,816 69,947
a
Templeton Foreign Fund, Class R6 1,396,537 367,338 (388,754) 17,970 316,199 1,709,290 184,788 67,780
Total Non-Controlled Affiliates $39,225,847 $23,452,420 $(15,962,615) $135,494 $6,157,192 $53,008,338 $2,887,195
Total Affiliated Securities .... $39,225,847 $23,452,420 $(15,962,615) $135,494 $6,157,192 $53,008,338 $2,887,195
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge International Growth
Fund, Class IS ............ 180,502 103,129 (52,225) 1,926 26,600 259,932 3,506 17,670
a
Franklin Emerging Market Core
Equity (IU) Fund ........... 434,220 381,468 (99,489) (3,202) 149,219 862,216 65,468 23,725
Franklin Growth Fund, Class R6 . 1,125,755 510,748 (397,903) 2,963 29,594 1,271,157 9,346 160,569
a
Franklin Institutional U.S.
Government Money Market Fund,
3.681% ................. 345 2,511,428 (2,384,499) — — 127,274 127,274 6,465
Franklin International Core Equity
(IU) Fund ................ 1,195,263 711,043 (375,199) 8,430 189,142 1,728,679 127,202 208,294
a
Franklin Systematic Style Premia
ETF .................... 81,748 22,741 (1,825) (1) 12,216 114,879 4,269 3,045
Franklin U.S. Core Bond ETF ... 123,377 307,118 (228,548) 749 4,363 207,059 9,575 7,677
Franklin U.S. Core Equity (IU) Fund 1,958,206 856,561 (89,428) (3,025) 341,631 3,063,945 155,294 103,785
a
Franklin U.S. Equity Index ETF . 834,348 549,327 (213,952) (15,688) 177,565 1,331,600 22,275 12,780
Franklin U.S. Large Cap Multifactor
Index ETF ............... 588,159 251,327 (36,096) (1,462) 129,174 931,102 13,430 9,310
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.05% and for
Class R6 do not exceed 0.00% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds, except Franklin LifeSmart
TM
Retirement Income Fund so that the operating expenses
(excluding interest expense, distribution fees and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Funds do not exceed 0.45% and for Class R6 do not exceed 0.40% based on the average net assets of each class until April 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.00% based on the average net assets of the class until April 30, 2026.
h . Other Affiliated Transactions
At December 31, 2025, Templeton International Inc. owned 10.5% of Franklin LifeSmart
TM
2060 Retirement Target Fund’s
outstanding shares.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2060 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Large Cap Growth Fund,
Class R6 ................ $ — $ 470,973 $ (1,712) $ (34) $ (12,125) $ 457,102 5,518 $ 22,304
a
Putnam Large Cap Value Fund,
Class R6 ................ 652,646 355,471 (56,775) (2,590) 107,355 1,056,107 26,893 55,637
a
Templeton Developing Markets
Trust, Class R6 ............ 281,047 253,355 (100,622) 1,514 127,822 563,116 21,518 16,281
a
Templeton Foreign Fund, Class R6 276,020 135,927 (80,050) 2,813 67,735 402,445 43,508 15,858
Total Non-Controlled Affiliates $7,731,636 $7,420,616 $(4,118,323) $(7,607) $1,350,291 $12,376,613 $663,400
Total Affiliated Securities .... $7,731,636 $7,420,616 $(4,118,323) $(7,607) $1,350,291 $12,376,613 $663,400
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

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Notes to Financial Statements
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4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2025 and 2024, was as follows:
Franklin
LifeSmart™
Retirement
Income Fund
1 1
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 695,856
Long term ................................................................................ 3,337,481
Total capital loss carryforwards ............................................................... $4,033,337
Franklin LifeSmart™ Retirement
Income Fund
Franklin LifeSmart™ 2020
Retirement Target Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $2,226,668 $2,273,979 $899,407 $774,947
Long term capital gain .................... — — 531,923 —
$2,226,668 $2,273,979 $1,431,330 $774,947
Franklin LifeSmart™ 2025
Retirement Target Fund
Franklin LifeSmart™ 2030
Retirement Target Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $2,913,363 $3,615,421 $2,383,977 $1,692,526
Long term capital gain .................... 6,102,546 35,905 2,008,071 —
$9,015,909 $3,651,326 $4,392,048 $1,692,526
Franklin LifeSmart™ 2035
Retirement Target Fund
Franklin LifeSmart™ 2040
Retirement Target Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $3,848,898 $3,746,968 $1,675,777 $1,615,293
Long term capital gain .................... 7,173,853 9,637 2,626,206 169,624
$11,022,751 $3,756,605 $4,301,983 $1,784,917
Franklin LifeSmart™ 2045
Retirement Target Fund
Franklin LifeSmart™ 2050
Retirement Target Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $2,382,940 $2,571,496 $1,262,704 $1,201,149
Long term capital gain .................... 5,270,829 355,597 2,636,717 35,080
$7,653,769 $2,927,093 $3,899,421 $1,236,229

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Notes to Financial Statements
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At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin LifeSmart™ 2055
Retirement Target Fund
Franklin LifeSmart™ 2060
Retirement Target Fund
2025 2024 2025 2024
Distributions paid from:
Ordinary income ........................ $1,022,428 $929,641 $230,233 $150,028
Long term capital gain .................... 1,760,069 — 306,262 619
$2,782,497 $929,641 $536,495 $150,647
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
a a a a a
Cost of investments ....................... $43,146,826 $23,077,222 $92,287,727 $68,411,744
Unrealized appreciation ..................... $3,217,927 $4,175,426 $22,742,107 $18,159,123
Unrealized depreciation ..................... (1,719,585) (1,477,995) (4,428,819) (2,072,969)
Net unrealized appreciation (depreciation) ....... $1,498,342 $2,697,431 $18,313,288 $16,086,154
Distributable earnings:
Undistributed ordinary income ................ $460,527 $946 $38,903 $10,634
Undistributed long term capital gains ........... — 910,529 2,359,519 1,988,991
Total distributable earnings .................. $460,527 $911,475 $2,398,422 $1,999,625
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
a a a a a
Cost of investments ....................... $120,986,994 $56,670,545 $86,772,668 $47,304,930
Unrealized appreciation ..................... $40,343,251 $19,232,232 $36,622,040 $19,617,967
Unrealized depreciation ..................... (3,275,761) (960,546) (1,011,985) (578,469)
Net unrealized appreciation (depreciation) ....... $37,067,490 $18,271,686 $35,610,055 $19,039,498
Distributable earnings:
Undistributed ordinary income ................ $39,097 $28,483 $22,445 $10,391
Undistributed long term capital gains ........... 4,323,671 2,212,975 4,049,699 2,229,001
Total distributable earnings .................. $4,362,768 $2,241,458 $4,072,144 $2,239,392
4. Income Taxes
(continued)

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Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, regulated investment companies and complex securities.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, were as follows:
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
a a a
Cost of investments ......................................................... $40,101,385 $10,612,009
Unrealized appreciation ....................................................... $14,593,039 $2,209,219
Unrealized depreciation ....................................................... (600,936) (188,401)
Net unrealized appreciation (depreciation) ......................................... $13,992,103 $2,020,818
Distributable earnings:
Undistributed ordinary income .................................................. $13,111 $4,058
Undistributed long term capital gains ............................................. 1,827,680 419,653
Total distributable earnings .................................................... $1,840,791 $423,711
Franklin
LifeSmart™
Retirement
Income Fund
Franklin
LifeSmart™
2020
Retirement
Target Fund
Franklin
LifeSmart™
2025
Retirement
Target Fund
Franklin
LifeSmart™
2030
Retirement
Target Fund
Purchases .............................. $14,576,595 $5,036,579 $22,603,581 $22,483,373
Sales .................................. $16,505,593 $6,806,384 $31,040,897 $18,380,103
Franklin
LifeSmart™
2035
Retirement
Target Fund
Franklin
LifeSmart™
2040
Retirement
Target Fund
Franklin
LifeSmart™
2045
Retirement
Target Fund
Franklin
LifeSmart™
2050
Retirement
Target Fund
Purchases .............................. $35,432,442 $20,235,062 $28,721,556 $16,455,430
Sales .................................. $33,558,255 $16,197,333 $25,057,323 $15,316,027
Franklin
LifeSmart™
2055
Retirement
Target Fund
Franklin
LifeSmart™
2060
Retirement
Target Fund
Purchases ................................................................ $16,618,715 $5,104,396
Sales .................................................................... $10,230,080 $1,969,118
4. Income Taxes
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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6. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31, 2025, the
Funds did not use the Global Credit Facility.
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 41,154,691 $ — $ — $ 41,154,691
Index-Linked Notes :
Capital Markets ........................ — — 2,538,077 2,538,077
Short Term Investments ................... 952,400 — — 952,400
Total Investments in Securities ........... $42,107,091 $— $2,538,077 $44,645,168
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 25,484,418 — — 25,484,418
Short Term Investments ................... 290,235 — — 290,235
Total Investments in Securities ........... $25,774,653 $— $— $25,774,653

Franklin Fund Allocator Series
Notes to Financial Statements
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Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 109,670,260 $ — $ — $ 109,670,260
Short Term Investments ................... 930,755 — — 930,755
Total Investments in Securities ........... $110,601,015 $— $— $110,601,015
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 83,452,521 — — 83,452,521
Short Term Investments ................... 1,045,377 — — 1,045,377
Total Investments in Securities ........... $84,497,898 $— $— $84,497,898
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 156,730,588 — — 156,730,588
Short Term Investments ................... 1,323,896 — — 1,323,896
Total Investments in Securities ........... $158,054,484 $— $— $158,054,484
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 73,918,541 — — 73,918,541
Short Term Investments ................... 1,023,690 — — 1,023,690
Total Investments in Securities ........... $74,942,231 $— $— $74,942,231
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 121,201,216 — — 121,201,216
Short Term Investments ................... 1,181,507 — — 1,181,507
Total Investments in Securities ........... $122,382,723 $— $— $122,382,723
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 65,467,033 — — 65,467,033
Short Term Investments ................... 877,395 — — 877,395
Total Investments in Securities ........... $66,344,428 $— $— $66,344,428
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... 53,415,099 — — 53,415,099
Short Term Investments ................... 678,389 — — 678,389
Total Investments in Securities ........... $54,093,488 $— $— $54,093,488
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2025, the reconciliation is as follows:
Level 3 financial instruments, for the Franklin LifeSmart™ Retirement Income Fund, include the fair value of assets and/
or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
8. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds ........................... $ 12,505,553 $ — $ — $ 12,505,553
Short Term Investments ................... 127,274 — — 127,274
Total Investments in Securities ........... $12,632,827 $— $— $12,632,827
a
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
Index-Linked Notes :
Capital Markets ..... $ 2,335,071 $ — $ — $ — $ — $ — $ — $ 203,006 $ 2,538,077 $ 203,006
Total Investments in
Securities ............ $2,335,071 $— $— $— $— $— $— $203,006 $2,538,077 $203,006
7. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Financial Statements
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Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin Fund Allocator Series
Report of Independent Registered Public Accounting Firm
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To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin LifeSmart Retirement Income Fund,
Franklin LifeSmart 2020 Retirement Target Fund, Franklin LifeSmart 2025 Retirement Target Fund, Franklin LifeSmart 2030
Retirement Target Fund, Franklin LifeSmart 2035 Retirement Target Fund, Franklin LifeSmart 2040 Retirement Target Fund,
Franklin LifeSmart 2045 Retirement Target Fund, Franklin LifeSmart 2050 Retirement Target Fund, Franklin LifeSmart 2055
Retirement Target Fund and Franklin LifeSmart 2060 Retirement Target Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of
America.
(a) The financial highlights for each of the five years in the period ended December 31, 2025
(b) The financial highlights for each of the four years in the period ended December 31, 2025 and for the period
January 29, 2021 (commencement of operations) through December 31, 2021
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Franklin LifeSmart Retirement Income Fund
(a)
Franklin LifeSmart 2020 Retirement Target Fund
(a)
Franklin LifeSmart 2025 Retirement Target Fund
(a)
Franklin LifeSmart 2030 Retirement Target Fund
(a)
Franklin LifeSmart 2035 Retirement Target Fund
(a)
Franklin LifeSmart 2040 Retirement Target Fund
(a)
Franklin LifeSmart 2045 Retirement Target Fund
(a)
Franklin LifeSmart 2050 Retirement Target Fund
(a)
Franklin LifeSmart 2055 Retirement Target Fund
(a)
Franklin LifeSmart 2060 Retirement Target Fund
(b)

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Report of Independent Registered Public Accounting Firm
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Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and transfer agents. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)
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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Pursuant to:
Franklin LifeSmart™
Retirement Income
Fund
Franklin LifeSmart™
2020 Retirement
Target Fund
Franklin LifeSmart™
2025 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) — $590,747 $6,400,018
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $180,753 $64,398 $332,110
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $271,439 $139,671 $719,216
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) — — $3,112
Section 163(j) Interest Dividends Earned §163(j) $38,427 $11,807 $46,914
Pursuant to:
Franklin LifeSmart™
2030 Retirement
Target Fund
Franklin LifeSmart™
2035 Retirement
Target Fund
Franklin LifeSmart™
2040 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $2,158,195 $7,402,886 $2,711,002
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $279,193 $603,936 $319,555
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $606,936 $1,314,993 $684,936
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $70,017 $401,659 $208,856
Section 163(j) Interest Dividends Earned §163(j) $37,438 $67,325 $32,423
Pursuant to:
Franklin LifeSmart™
2045 Retirement
Target Fund
Franklin LifeSmart™
2050 Retirement
Target Fund
Franklin LifeSmart™
2055 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $5,376,046 $2,687,571 $1,799,441
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $582,037 $336,916 $269,632
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $1,251,813 $725,362 $581,323
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $230,010 $182,937 $190,369
Section 163(j) Interest Dividends Earned §163(j) $50,297 $27,213 $21,124
Pursuant to:
Franklin LifeSmart™
2060 Retirement
Target Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $311,667
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $59,347
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $127,720
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $32,747
Section 163(j) Interest Dividends Earned §163(j) $5,300

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Tax Information (unaudited)
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Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended December 31, 2025:
Franklin
LifeSmart™
Retirement Income
Fund
Franklin
LifeSmart™ 2020
Retirement Target
Fund
Franklin
LifeSmart™ 2025
Retirement Target
Fund
Franklin
LifeSmart™ 2030
Retirement Target
Fund
Franklin
LifeSmart™ 2035
Retirement Target
Fund
Foreign Taxes Paid $6,578 $12,073 $62,231 $55,023 $117,716
Foreign Source Income
Earned $64,725 $80,292 $412,414 $348,352 $752,699
Franklin
LifeSmart™ 2040
Retirement Target
Fund
Franklin
LifeSmart™ 2045
Retirement Target
Fund
Franklin
LifeSmart™ 2050
Retirement Target
Fund
Franklin
LifeSmart™ 2055
Retirement Target
Fund
Franklin
LifeSmart™ 2060
Retirement Target
Fund
Foreign Taxes Paid $61,744 $112,274 $64,879 $54,345 $12,679
Foreign Source Income
Earned $387,786 $702,801 $407,996 $326,456 $72,676

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Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

RTF-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Fund Allocator Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026